UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr., President

Forward Funds

433 California Street, 11th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

The following is a copy of the reports transmitted to shareholders of the Accessor Growth Fund, Accessor Value Fund, Accessor Small to Mid Cap Fund, Accessor International Equity Fund, Accessor Total Return Fund, Accessor Strategic Alternatives Fund, Accessor Frontier Markets Fund, Accessor High Yield Bond Fund, Accessor Investment Grade Fixed-Income Fund, Accessor Mortgage Securities Fund, Accessor Limited Duration U.S. Government Fund, Accessor U.S. Government Money Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund and Accessor Aggressive Growth Allocation Fund, each a series of the registrant, pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). The report transmitted to shareholders of the Accessor series, which were reorganized as series of the registrant effective September 1, 2008, has been or will be submitted in a separate Form N-CSR.

Semiannual Report

Equity Funds

Accessor Growth

Accessor Value

Accessor Small to Mid Cap

Accessor International Equity

Accessor Total Return

Accessor Strategic Alternatives

Accessor Frontier Markets

Fixed Income Funds

Accessor High Yield Bond

Accessor Investment Grade Fixed-Income

Accessor Mortgage Securities

Accessor Limited Duration U.S. Government

Accessor U.S. Government Money

Asset Allocation Funds

Accessor Income Allocation

Accessor Income & Growth Allocation

Accessor Balanced Allocation

Accessor Growth & Income Allocation

Accessor Growth Allocation

Accessor Aggressive Growth Allocation

June 30, 2009

ACCESSOR FUNDS:	Table of Contents

Accessor Funds are distributed by SEI Investments Distribution Co., Oaks, PA 19456

The report has been prepared for the general information of Accessor Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Accessor Funds Prospectus, which contains more complete information about Accessor Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

1

Shareholder Update	June 30, 2009

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

Over the last few years, investors have faced a crisis of confidence as perceived investment wisdom has been turned on its head. Traditional asset allocation has suffered as investments that typically were not correlated became correlated during the recent market crisis, and traditional safe-haven investments like CD’s, bonds, real estate and large cap stocks also were drawn into question. In response, government officials and global central bankers provided massive capital infusions to help jump start the markets. Starting in early 2009, these support measures began to pay off as credit spreads began narrowing, and the overall outlook started to improve.

In March of this year, a recovery in the global equity markets began to signal that the worst days of this economic crisis might be behind us. During the second quarter, banks, REITs and other leveraged players around the globe began to issue equity in an effort to avoid default and strengthen their balance sheets. In addition, banks began repaying government capital infusions and were in the process of being able to function normally on their own once again.

The markets still have a way to go before we can conclude that there has been a complete recovery. There will be much need for continued strengthening in consumer, government and corporate balance sheets. Legal and regulatory structures will no doubt be overhauled, as one of the biggest lessons learned was that too much leverage is hazardous to the markets.

In reviewing the past six months, I found it interesting to note that companies and countries with less debt—like technology companies and emerging market countries—performed strongly in the rebound as they were able to bounce back more quickly. As the recovery phase unfolded, many high yielding securities enjoyed a significant improvement as the panic mentality surrounding the market began to decline. I also was intrigued to see that diversification internationally and across asset classes began to reassert itself as a powerful driver of investment returns. We have always believed that an asset allocation with non-correlated asset classes is the best way to maintain a strong portfolio.

We remain focused on asset classes that will benefit from the continued recovery, as well as overall global growth. In June 2009, we added four new funds to the Forward Funds and Accessor Funds family. These funds, formerly the Kensington Funds, add additional diversification options for our shareholders seeking exposure to global infrastructure, real estate and income-oriented portfolios. The portfolio management teams for these funds have built deep expertise investing in real estate and infrastructure, and these portfolios offer investors access to companies involved in the ownership, development, management and financing of commercial real estate and infrastructure assets throughout the world. With low valuations in real estate—and the potential for substantial yield opportunities —our newest funds offer our investors solid investment alternatives. To learn more about our newest portfolios, visit www.forwardfunds.com.

June 30, 2009	2

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Accessor Funds in the first half of 2009, and thank you for the continued confidence that you place in our Funds.

Best regards,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

The statements and opinions expressed herein are those of the author and should not be considered investment advice.

You should consider the investment objectives, risks, charges and expenses of the Accessor Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 882-9612 or by downloading one from www.accessor.com. It should be read carefully before investing.

REIT funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

Certain of the Funds will invest in lower-rated debt securities and may utilize derivatives for hedging purposes.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Forward Funds are distributed by ALPS Distributors, Inc.

Not FDIC Insured | No Bank Guarantee | May Lose Value

3	June 30, 2009

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month end may be obtained at www.accessor.com.

When investing in small cap stocks you may notice greater fluctuations in market value. By investing in international stocks, including emerging markets and frontier markets, you may be subject to currency fluctuations and political and economic instability. By investing in high yield bonds you may be subjected to greater price volatility based on fluctuations in issuer and credit quality. When investing in bonds, you are subject to, but not limited to, the same interest rate, inflation and credit risks associated with the underlying bonds owned by the Fund. Mortgage-backed securities are subject to prepayment and extension risk and therefore react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Return of principal is not guaranteed. The Accessor Frontier Markets, Strategic Alternatives and Total Return Funds are non-diversified funds. An investor will indirectly bear the expenses of a fund’s underlying investments. In addition, a fund’s underlying investments (such as structured notes, derivatives, commodities and levered ETFs) will involve heightened risks related to liquidity, increased volatility, and unfavorable fluctuations in currency values. The underlying international and real estate investments of the Accessor Frontier Markets, Strategic Alternatives and Total Return Funds may also be subject to economic or political instability in the US and other countries, credit risk and interest rate fluctuations.

Accessor Growth Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-24.60%	-2.83%	-4.52%	6.40%	08/24/92

Investor Class	-24.27%	-3.00%	-4.82%	-2.21%	07/01/98

C Class (without load)(a)	-25.32%	-3.78%	N/A	0.74%	12/30/02

C Class (load adjusted)(b)	-26.07%	-3.78%	N/A	0.74%	12/30/02

A Class (without load)(c)	-24.88%	-3.16%	N/A	-0.43%	09/29/03

A Class (load adjusted)(d)	-29.21%	-4.30%	N/A	-1.45%	09/29/03

Z Class(f)	N/A	N/A	N/A	2.35%	05/05/09

June 30, 2009	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

See page 4 for important performance disclosure information about the Accessor Funds

Accessor Value Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-31.12%	-3.86%	-2.93%	5.56%	08/24/92

Investor Class	-31.47%	-4.29%	-3.36%	-2.05%	07/01/98

C Class (without load)(a)	-31.78%	-4.81%	N/A	0.60%	12/30/02

C Class (load adjusted)(b)	-32.45%	-4.81%	N/A	0.60%	12/30/02

A Class (without load)(c)	-31.35%	-4.16%	N/A	-1.14%	09/29/03

A Class (load adjusted)(d)	-35.28%	-5.29%	N/A	-2.14%	09/29/03

Z Class(f)	N/A	N/A	N/A	1.11%	05/05/09

Accessor Small to Mid Cap Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-30.74%	-2.51%	-0.61%	7.33%	08/24/92

Investor Class	-31.08%	-2.95%	-1.07%	0.03%	06/24/98

C Class (without load)(a)	-31.41%	-3.48%	N/A	3.60%	12/30/02

C Class (load adjusted)(b)	-32.09%	-3.48%	N/A	3.60%	12/30/02

A Class (without load)(c)	-30.96%	-2.85%	N/A	0.71%	09/29/03

A Class (load adjusted)(d)	-34.94%	-4.00%	N/A	-0.32%	09/29/03

Z Class(f)	N/A	N/A	N/A	-0.15%	05/05/09

Accessor International Equity Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-39.76%	0.58%	-0.82%	3.08%	10/03/94

Investor Class	-40.02%	0.16%	-1.25%	-0.61%	07/06/98

C Class (without load)(a)	-40.34%	-0.42%	N/A	4.66%	12/30/02

C Class (load adjusted)(b)	-40.91%	-0.42%	N/A	4.66%	12/30/02

A Class (without load)(c)	-39.95%	0.25%	N/A	3.22%	09/29/03

A Class (load adjusted)(d)	-43.39%	-0.94%	N/A	2.16%	09/29/03

Z Class(f)	N/A	N/A	N/A	8.08%	05/05/09

Accessor Total Return Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
	-34.65%	N/A	N/A	-29.12%	09/10/07

5	June 30, 2009

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

See page 4 for important performance disclosure information about the Accessor Funds

Accessor Strategic Alternatives Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-16.14%	N/A	N/A	-10.48%	01/30/08

Investor Class(f)	N/A	N/A	N/A	-1.38%	12/31/08

Z Class(f)	N/A	N/A	N/A	3.00%	05/05/09

Accessor Frontier Markets Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class(f)	N/A	N/A	N/A	3.17%	12/31/08

Investor Class(f)	N/A	N/A	N/A	3.25%	12/31/08

Z Class(f)	N/A	N/A	N/A	14.10%	05/05/09

Accessor High Yield Bond Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-5.68%	3.03%	N/A	4.76%	05/01/00

Investor Class	-6.22%	2.72%	N/A	4.36%	05/01/00

C Class (without load)(a)	-6.72%	2.00%	N/A	4.98%	12/30/02

C Class (load adjusted)(b)	-7.57%	2.00%	N/A	4.98%	12/30/02

A Class (without load)(c)	-5.95%	2.76%	N/A	3.70%	09/29/03

A Class (load adjusted)(e)	-10.45%	1.77%	N/A	2.82%	09/29/03

Z Class(f)	N/A	N/A	N/A	3.38%	05/05/09

Accessor Investment Grade Fixed-Income Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	6.96%	3.16%	4.98%	5.33%	06/15/92

Investor Class	6.33%	2.70%	4.49%	4.12%	07/14/98

C Class (without load)(a)	5.90%	2.12%	N/A	2.10%	12/30/02

C Class (load adjusted)(b)	4.90%	2.12%	N/A	2.10%	12/30/02

Z Class(f)	N/A	N/A	N/A	4.06%	05/05/09

June 30, 2009	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

See page 4 for important performance disclosure information about the Accessor Funds

Accessor Mortgage Securities Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	5.73%	4.46%	5.24%	5.74%	05/18/92

Investor Class	5.29%	4.01%	4.78%	4.57%	07/08/98

C Class (without load)(a)	4.67%	3.43%	N/A	2.80%	12/30/02

C Class (load adjusted)(b)	3.67%	3.43%	N/A	2.80%	12/30/02

Z Class(f)	N/A	N/A	N/A	2.03%	05/05/09

Accessor Limited Duration U.S. Government Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
	3.67%	N/A	N/A	3.71%	07/06/04

Accessor U.S. Government Money Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	1.16%	3.00%	2.97%	3.54%	04/09/92

Investor Class	0.82%	2.55%	2.51%	2.65%	07/29/98

C Class (without load)(a)	0.55%	2.17%	N/A	1.75%	12/30/02

C Class (load adjusted)(b)	-0.45%	2.17%	N/A	1.75%	12/30/02

A Class	0.97%	2.77%	N/A	2.46%	09/29/03

Z Class	1.40%	N/A	N/A	3.12%	01/04/07

Accessor Income Allocation Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	2.77%	2.46%	N/A	3.38%	12/27/00

Investor Class	2.25%	1.96%	N/A	2.86%	12/27/00

C Class (without load)(a)	1.67%	1.43%	N/A	1.59%	12/30/02

C Class (load adjusted)(b)	0.70%	1.43%	N/A	1.59%	12/30/02

A Class (without load)(c)	2.43%	2.20%	N/A	2.07%	09/29/03

A Class (load adjusted)(e)	-2.41%	1.21%	N/A	1.22%	09/29/03

7	June 30, 2009

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

See page 4 for important performance disclosure information about the Accessor Funds

Accessor Income & Growth Allocation Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-8.39%	1.20%	N/A	2.03%	12/27/00

Investor Class	-8.86%	0.72%	N/A	1.53%	12/27/00

C Class (without load)(a)	-9.28%	0.20%	N/A	2.13%	12/30/02

C Class (load adjusted)(b)	-10.16%	0.20%	N/A	2.13%	12/30/02

A Class (without load)(c)	-8.73%	0.84%	N/A	1.73%	09/29/03

A Class (load adjusted)(d)	-13.96%	-0.35%	N/A	0.69%	09/29/03

Accessor Balanced Allocation Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-14.06%	0.66%	N/A	1.25%	12/27/00

Investor Class	-14.50%	0.18%	N/A	0.74%	12/27/00

C Class (without load)(a)	-14.91%	-0.34%	N/A	2.67%	12/30/02

C Class (load adjusted)(b)	-15.73%	-0.34%	N/A	2.67%	12/30/02

A Class (without load)(c)	-14.32%	0.32%	N/A	1.84%	09/29/03

A Class (load adjusted)(d)	-19.25%	-0.86%	N/A	0.80%	09/29/03

Accessor Growth & Income Allocation Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-18.13%	-0.05%	N/A	0.47%	12/27/00

Investor Class	-18.56%	-0.55%	N/A	-0.02%	12/27/00

C Class (without load)(a)	-18.99%	-1.06%	N/A	2.50%	12/30/02

C Class (load adjusted)(b)	-19.77%	-1.06%	N/A	2.50%	12/30/02

A Class (without load)(c)	-18.42%	-0.42%	N/A	1.44%	09/29/03

A Class (load adjusted)(d)	-23.11%	-1.59%	N/A	0.41%	09/29/03

Accessor Growth Allocation Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-24.20%	-0.91%	N/A	-0.64%	12/27/00

Investor Class	-24.56%	-1.38%	N/A	-1.12%	12/27/00

C Class (without load)(a)	-24.94%	-1.89%	N/A	2.77%	12/30/02

C Class (load adjusted)(b)	-25.66%	-1.89%	N/A	2.77%	12/30/02

A Class (without load)(c)	-24.49%	-1.26%	N/A	1.26%	09/29/03

A Class (load adjusted)(d)	-28.82%	-2.43%	N/A	0.23%	09/29/03

June 30, 2009	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

See page 4 for important performance disclosure information about the Accessor Funds

Accessor Aggressive Growth Allocation Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-29.76%	-2.01%	N/A	-2.16%	12/27/00

Investor Class	-30.13%	-2.51%	N/A	-2.66%	12/27/00

C Class (without load)(a)	-30.47%	-2.99%	N/A	2.27%	12/30/02

C Class (load adjusted)(b)	-31.14%	-2.99%	N/A	2.27%	12/30/02

A Class (without load)(c)	-30.05%	-2.36%	N/A	0.61%	09/29/03

A Class (load adjusted)(d)	-34.06%	-3.51%	N/A	-0.42%	09/29/03

(a) Excludes the 1.00% contingent deferred sales charge.

(b) Includes the 1.00% contingent deferred sales charge.

(c) Excludes sales charge.

(d) Includes the effect of the maximum 5.75% sales charge.

(e) Includes the effect of the maximum 4.75% sales charge.

(f) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

9	June 30, 2009

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

As a shareholder of the Accessor Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

June 30, 2009	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE ON 01/01/09	ENDING ACCOUNT VALUE ON 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING THE PERIOD 01/01/09-06/30/09(b)

ACCESSOR GROWTH
Institutional Class
Actual	$1,000.00	$1,045.10	1.07%	$5.43

Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
Investor Class
Actual	$1,000.00	$1,042.60	1.52%	$7.68

Hypothetical	$1,000.00	$1,017.21	1.52%	$7.58
C Class
Actual	$1,000.00	$1,040.40	2.03%	$10.24

Hypothetical	$1,000.00	$1,014.69	2.03%	$10.11
A Class
Actual	$1,000.00	$1,043.40	1.37%	$6.92

Hypothetical	$1,000.00	$1,017.95	1.37%	$6.84
Z Class(c)
Actual	$1,000.00	$1,023.50	0.91%	$1.41

Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

ACCESSOR VALUE
Institutional Class
Actual	$1,000.00	$952.40	1.08%	$5.23

Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Investor Class
Actual	$1,000.00	$950.30	1.54%	$7.43

Hypothetical	$1,000.00	$1,017.11	1.54%	$7.68
C Class
Actual	$1,000.00	$947.90	2.04%	$9.83

Hypothetical	$1,000.00	$1,014.64	2.04%	$10.16
A Class
Actual	$1,000.00	$951.00	1.38%	$6.66

Hypothetical	$1,000.00	$1,017.90	1.38%	$6.89
Z Class(c)
Actual	$1,000.00	$1,011.10	0.93%	$1.43

Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

11	June 30, 2009

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE ON 01/01/09	ENDING ACCOUNT VALUE ON 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING THE PERIOD 01/01/09-06/30/09(b)

ACCESSOR SMALL TO MID CAP
Institutional Class
Actual	$1,000.00	$1,049.70	1.32%	$6.71

Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
Investor Class
Actual	$1,000.00	$1,047.40	1.79%	$9.06

Hypothetical	$1,000.00	$1,015.87	1.79%	$8.92
C Class
Actual	$1,000.00	$1,044.90	2.29%	$11.58

Hypothetical	$1,000.00	$1,013.40	2.29%	$11.40
A Class
Actual	$1,000.00	$1,048.50	1.63%	$8.26

Hypothetical	$1,000.00	$1,016.67	1.63%	$8.13
Z Class(c)
Actual	$1,000.00	$998.50	1.19%	$1.82

Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

ACCESSOR INTERNATIONAL EQUITY
Institutional Class
Actual	$1,000.00	$1,092.70	1.51%	$7.84

Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55
Investor Class
Actual	$1,000.00	$1,091.90	1.96%	$10.14

Hypothetical	$1,000.00	$1,015.03	1.96%	$9.77
C Class
Actual	$1,000.00	$1,088.50	2.46%	$12.70

Hypothetical	$1,000.00	$1,012.56	2.46%	$12.24
A Class
Actual	$1,000.00	$1,091.90	1.81%	$9.36

Hypothetical	$1,000.00	$1,015.78	1.81%	$9.02
Z Class(c)
Actual	$1,000.00	$1,080.80	1.32%	$2.11

Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61

ACCESSOR TOTAL RETURN
Actual	$1,000.00	$970.60	0.88%	$4.30

Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

June 30, 2009	12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE ON 01/01/09	ENDING ACCOUNT VALUE ON 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING THE PERIOD 01/01/09-06/30/09(b)

ACCESSOR STRATEGIC ALTERNATIVES
Institutional Class
Actual	$1,000.00	$985.10	1.02%	$5.02

Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
Investor Class
Actual	$1,000.00	$986.20	1.00%	$4.91

Hypothetical	$1,000.00	$1,019.78	1.00%	$4.99
Z Class(c)
Actual	$1,000.00	$1,030.00	0.94%	$1.46

Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

ACCESSOR FRONTIER MARKETS
Institutional Class
Actual	$1,000.00	$1,031.70	1.56%	$7.86

Hypothetical	$1,000.00	$1,017.06	1.56%	$7.80
Investor Class
Actual	$1,000.00	$1,032.50	1.67%	$8.39

Hypothetical	$1,000.00	$1,016.47	1.67%	$8.33
Z Class(c)
Actual	$1,000.00	$1,141.00	1.10%	$1.81

Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

ACCESSOR HIGH YIELD BOND
Institutional Class
Actual	$1,000.00	$1,196.00	0.96%	$5.23

Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81
Investor Class
Actual	$1,000.00	$1,192.00	1.40%	$7.59

Hypothetical	$1,000.00	$1,017.80	1.40%	$6.99
C Class
Actual	$1,000.00	$1,189.40	1.92%	$10.39

Hypothetical	$1,000.00	$1,015.23	1.92%	$9.57
A Class
Actual	$1,000.00	$1,193.40	1.17%	$6.35

Hypothetical	$1,000.00	$1,018.94	1.17%	$5.84
Z Class(c)
Actual	$1,000.00	$1,033.80	0.85%	$1.33

Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

13	June 30, 2009

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE ON 01/01/09	ENDING ACCOUNT VALUE ON 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING THE PERIOD 01/01/09-06/30/09(b)

ACCESSOR INVESTMENT GRADE FIXED-INCOME
Institutional Class
Actual	$1,000.00	$1,032.10	1.06%	$5.34

Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
Investor Class
Actual	$1,000.00	$1,028.60	1.50%	$7.52

Hypothetical	$1,000.00	$1,017.31	1.50%	$7.48
C Class
Actual	$1,000.00	$1,027.10	1.99%	$9.97

Hypothetical	$1,000.00	$1,014.89	1.99%	$9.91
Z Class(c)
Actual	$1,000.00	$1,040.60	0.85%	$1.33

Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

ACCESSOR MORTGAGE SECURITIES
Institutional Class
Actual	$1,000.00	$1,055.20	1.07%	$5.45

Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
Investor Class
Actual	$1,000.00	$1,052.60	1.54%	$7.82

Hypothetical	$1,000.00	$1,017.11	1.54%	$7.68
C Class
Actual	$1,000.00	$1,049.90	2.05%	$10.39

Hypothetical	$1,000.00	$1,014.59	2.05%	$10.21
Z Class(c)
Actual	$1,000.00	$1,020.30	0.96%	$1.49

Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

ACCESSOR LIMITED DURATION U.S. GOVERNMENT
Institutional Class
Actual	$1,000.00	$1,013.10	0.67%	$3.34

Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

June 30, 2009	14

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE ON 01/01/09	ENDING ACCOUNT VALUE ON 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING THE PERIOD 01/01/09-06/30/09(b)

ACCESSOR U.S. GOVERNMENT MONEY
Institutional Class
Actual	$1,000.00	$1,002.10	0.48%	$2.38

Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Investor Class
Actual	$1,000.00	$1,001.30	0.65%	$3.22

Hypothetical	$1,000.00	$1,021.51	0.65%	$3.25
C Class
Actual	$1,000.00	$1,001.10	0.67%	$3.32

Hypothetical	$1,000.00	$1,021.41	0.67%	$3.35
A Class
Actual	$1,000.00	$1,001.50	0.61%	$3.02

Hypothetical	$1,000.00	$1,021.71	0.61%	$3.05
Z Class
Actual	$1,000.00	$1,003.30	0.24%	$1.19

Hypothetical	$1,000.00	$1,023.60	0.24%	$1.20

ACCESSOR INCOME ALLOCATION
Institutional Class
Actual	$1,000.00	$1,071.00	0.46%	$2.36

Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31
Investor Class
Actual	$1,000.00	$1,068.40	0.97%	$4.96

Hypothetical	$1,000.00	$1,019.93	0.97%	$4.84
C Class
Actual	$1,000.00	$1,065.20	1.46%	$7.46

Hypothetical	$1,000.00	$1,017.51	1.46%	$7.28
A Class
Actual	$1,000.00	$1,069.80	0.71%	$3.63

Hypothetical	$1,000.00	$1,021.22	0.71%	$3.55

15	June 30, 2009

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE ON 01/01/09	ENDING ACCOUNT VALUE ON 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING THE PERIOD 01/01/09-06/30/09(b)

ACCESSOR INCOME & GROWTH ALLOCATION
Institutional Class
Actual	$1,000.00	$1,058.10	0.27%	$1.38

Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35
Investor Class
Actual	$1,000.00	$1,054.80	0.78%	$3.96

Hypothetical	$1,000.00	$1,020.87	0.78%	$3.90
C Class
Actual	$1,000.00	$1,052.30	1.28%	$6.50

Hypothetical	$1,000.00	$1,018.40	1.28%	$6.39
A Class
Actual	$1,000.00	$1,055.60	0.63%	$3.20

Hypothetical	$1,000.00	$1,021.61	0.63%	$3.15

ACCESSOR BALANCED ALLOCATION
Institutional Class
Actual	$1,000.00	$1,052.80	0.18%	$0.92

Hypothetical	$1,000.00	$1,023.90	0.18%	$0.90
Investor Class
Actual	$1,000.00	$1,050.30	0.69%	$3.50

Hypothetical	$1,000.00	$1,021.31	0.69%	$3.45
C Class
Actual	$1,000.00	$1,047.70	1.19%	$6.03

Hypothetical	$1,000.00	$1,018.84	1.19%	$5.94
A Class
Actual	$1,000.00	$1,051.90	0.54%	$2.74

Hypothetical	$1,000.00	$1,022.06	0.54%	$2.70

June 30, 2009	16

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE ON 01/01/09	ENDING ACCOUNT VALUE ON 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING THE PERIOD 01/01/09-06/30/09(b)

ACCESSOR GROWTH & INCOME ALLOCATION
Institutional Class
Actual	$1,000.00	$1,052.30	0.19%	$0.97

Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95
Investor Class
Actual	$1,000.00	$1,049.80	0.70%	$3.55

Hypothetical	$1,000.00	$1,021.27	0.70%	$3.50
C Class
Actual	$1,000.00	$1,046.50	1.20%	$6.07

Hypothetical	$1,000.00	$1,018.84	1.20%	$5.99
A Class
Actual	$1,000.00	$1,050.60	0.55%	$2.73

Hypothetical	$1,000.00	$1,022.01	0.55%	$2.70

ACCESSOR GROWTH ALLOCATION
Institutional Class
Actual	$1,000.00	$1,043.50	0.19%	$0.96

Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95
Investor Class
Actual	$1,000.00	$1,040.10	0.70%	$3.53

Hypothetical	$1,000.00	$1,021.27	0.70%	$3.50
C Class
Actual	$1,000.00	$1,037.90	1.19%	$6.00

Hypothetical	$1,000.00	$1,018.84	1.19%	$5.94
A Class
Actual	$1,000.00	$1,040.90	0.54%	$2.73

Hypothetical	$1,000.00	$1,022.06	0.54%	$2.70

17	June 30, 2009

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE ON 01/01/09	ENDING ACCOUNT VALUE ON 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING THE PERIOD 01/01/09-06/30/09(b)

ACCESSOR AGGRESSIVE GROWTH ALLOCATION
Institutional Class
Actual	$1,000.00	$1,034.00	0.26%	$1.31

Hypothetical	$1,000.00	$1,023.51	0.26%	$1.30
Investor Class
Actual	$1,000.00	$1,031.60	0.76%	$3.82

Hypothetical	$1,000.00	$1,020.97	0.76%	$3.80
C Class
Actual	$1,000.00	$1,028.80	1.26%	$6.32

Hypothetical	$1,000.00	$1,018.50	1.26%	$6.29
A Class
Actual	$1,000.00	$1,031.80	0.61%	$3.06

Hypothetical	$1,000.00	$1,021.71	0.61%	$3.05

(a) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) The Z Class for Accessor Growth, Accessor Value, Accessor Small to Mid Cap, Accessor International Equity, Accessor Strategic Alternatives, Accessor Frontier Markets, Accessor High Yield, Accessor Investment Grade Fixed-Income and Accessor Mortgage Securities Funds commenced operations on May 5, 2009. The information presented above is calculated for the full six month period. The Funds’ actual expenses have been annualized and are from the period of May 5, 2009 through June 30, 2009. The Z Class for the Accessor Growth, Accessor Value, Accessor Small to Mid Cap, Accessor International Equity, Accessor Strategic Alternatives, Accessor Frontier Markets, Accessor High Yield Bond, Accessor Investment Grade Fixed-Income and Accessor Mortgage Securities Funds non annualized expense ratios are 0.14%, 0.14%, 0.18%, 0.20%, 0.14%, 0.17%, 0.13%, 0.13% and 0.15%, respectively.

June 30, 2009	18

Summary of Portfolio Holdings (Unaudited)

ACCESSOR GROWTH

Sector Allocation as of 6/30/09
Information Technology	29.4%

Energy	20.5%

Health Care	15.3%

Consumer Staples	10.8%

Consumer Discretionary	8.7%

Industrials	7.2%

Financials	6.5%

Materials	1.3%

Exchange Traded Fund	0.3%
100.0%

ACCESSOR VALUE

Sector Allocation as of 6/30/09
Financials	21.9%

Health Care	14.1%

Industrials	13.3%

Consumer Staples	10.4%

Information Technology	9.7%

Consumer Discretionary	7.4%

Telecommunication Services	7.2%

Materials	6.5%

Utilities	5.9%

Energy	3.6%
100.0%

ACCESSOR SMALL TO MID CAP

Sector Allocation as of 6/30/09
Financials	20.6%

Information Technology	17.6%

Consumer Discretionary	15.2%

Industrials	11.9%

Health Care	10.5%

Energy	9.5%

Materials	5.5%

Consumer Staples	3.6%

Utilities	3.4%

Telecommunication Services	2.2%
100.0%

ACCESSOR INTERNATIONAL EQUITY

Sector Allocation as of 6/30/09
Financials	25.0%

Energy	11.0%

Industrials	9.8%

Materials	9.5%

Consumer Discretionary	9.3%

Consumer Staples	8.4%

Health Care	8.1%

Information Technology	7.3%

Telecommunication Services	6.2%

Utilities	5.4%
100.0%

ACCESSOR TOTAL RETURN

Sector Allocation as of 6/30/09
Exchange Traded Fund	62.2%

Industrials	10.1%

Information Technology	7.6%

Energy	6.4%

Consumer Discretionary	5.4%

Financials	2.2%

Consumer Staples	1.9%

Investment Company	1.9%

Telecommunication Services	1.2%

Materials	1.1%
100.0%

ACCESSOR STRATEGIC ALTERNATIVES

Sector Allocation as of 6/30/09
Exchange Traded Fund	32.3%

Structured Notes	21.4%

U.S. Government	18.8%

Exchange Traded Note	17.8%

Others	9.7%
100.0%

19	June 30, 2009

Summary of Portfolio Holdings (Unaudited)

ACCESSOR FRONTIER MARKETS

Sector Allocation as of 6/30/09
Exchange Traded Fund	41.9%

Financials	24.2%

Warrants	17.9%

U. S. Government and Agency	7.3%

Investment Company	6.6%

Telecommunication Services	1.1%

Energy	0.6%

Consumer Staples	0.4%
100.0%

ACCESSOR HIGH YIELD BOND

Sector Allocation as of 6/30/09
Consumer Discretionary	23.2%

Energy	12.9%

Consumer Staples	12.8%

Telecommunication Services	11.2%

Health Care	9.7%

Information Technology	6.7%

Industrials	6.0%

Materials	6.0%

Financials	5.8%

Utilities	5.7%
100.0%

ACCESSOR INVESTMENT GRADE FIXED-INCOME

Sector Allocation as of 6/30/09
Collateralized Mortgage Obligations	50.3%

Corporate Bonds	31.5%

U.S. Government and Agency	8.1%

Asset Backed	5.8%

Municipal Bonds	4.3%
100.0%

Credit Quality as of 6/30/09
U.S. Government and Agency	51.2%

AAA	8.5%

AA	9.9%

A	19.4%

BBB	5.5%

BB	3.7%

B	0.9%

ACCESSOR INVESTMENT GRADE FIXED-INCOME (continued)

CCC	0.5%

CC	0.1%

NR	0.3%

Average Credit Quality	AA-

ACCESSOR MORTGAGE SECURITIES

Sector Allocation as of 6/30/09
Collateralized Mortgage Obligations	99.6%

Asset Backed	0.4%
100.0%

Credit Quality as of 6/30/09
U.S. Government and Agency	90.6%

AAA	5.4%

BBB	1.4%

BB	1.8%

B	0.8%

Average Credit Quality	AAA

ACCESSOR LIMITED DURATION U.S. GOVERNMENT

Sector Allocation as of 6/30/09
U.S. Government and Agency	100.0%

Credit Quality as of 6/30/09
U.S. Government and Agency	100.00%

Average Credit Quality	Govt. Equiv.

ACCESSOR U.S. GOVERNMENT MONEY FUND

Sector Allocation as of 6/30/09
U.S. Government and Agency	87.9%

Other	12.1%
100.0%

Credit Quality as of 6/30/09
U.S. Government and Agency	100.00%

Average Credit Quality	Govt. Equiv.

June 30, 2009	20

Accessor Income Allocation Fund (Unaudited)

Fund Allocation as of 6/30/09

UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Fixed-Income Funds
Accessor High Yield Bond — First Western	101	19.0%
Accessor Investment Grade Fixed-Income — PIMCO	155	51.0%
Accessor Mortgage Securities — BlackRock Financial Mgmt	113	24.9%
Accessor U.S. Government Money — Forward Mgmt	32	5.1%
Total	401	100.0%

Accessor Income & Growth Allocation Fund (Unaudited)

Fund Allocation as of 6/30/09

UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Equity Funds
Accessor Growth — Smith Asset Mgmt	100	6.1%
Accessor Value — Acadian Asset Mgmt	198	5.9%
Accessor Small to Mid Cap — LA Capital Mgmt	500	7.5%
Accessor International Equity — Lazard Asset Mgmt	210	6.8%
Accessor Strategic Alternatives — Forward Mgmt	11	15.0%
Accessor Frontier Markets — Forward Mgmt	20	3.3%
Fixed-Income Funds
Accessor High Yield Bond — First Western	101	11.6%
Accessor Investment Grade Fixed-Income — PIMCO	161	28.4%
Accessor Mortgage Securities — BlackRock Financial Mgmt	113	15.4%
Accessor U.S. Government Money — Forward Mgmt	32	0.0%
Total	1,446	100.0%

21	June 30, 2009

Accessor Balanced Allocation Fund (Unaudited)

Fund Allocation as of 6/30/09

UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Equity Funds
Accessor Growth — Smith Asset Mgmt	100	9.8%
Accessor Value — Acadian Asset Mgmt	198	9.7%
Accessor Small to Mid Cap — LA Capital Mgmt	500	12.7%
Accessor International Equity — Lazard Asset Mgmt	210	11.2%
Accessor Strategic Alternatives — Forward Mgmt	11	12.6%
Accessor Frontier Markets — Forward Mgmt	20	4.0%
Fixed-Income Funds
Accessor High Yield Bond — First Western	101	7.7%
Accessor Investment Grade Fixed-Income — PIMCO	161	19.8%
Accessor Mortgage Securities — BlackRock Financial Mgmt	113	10.8%
Accessor U.S. Government Money — Forward Mgmt	32	1.7%
Total	1,446	100.0%

Accessor Growth & Income Allocation Fund (Unaudited)

Fund Allocation as of 6/30/09

UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Equity Funds
Accessor Growth — Smith Asset Mgmt	100	13.5%
Accessor Value — Acadian Asset Mgmt	198	13.3%
Accessor Small to Mid Cap — LA Capital Mgmt	500	14.3%
Accessor International Equity — Lazard Asset Mgmt	210	14.5%
Accessor Strategic Alternatives — Forward Mgmt	11	8.2%
Accessor Frontier Markets — Forward Mgmt	20	5.3%
Fixed-Income Funds
Accessor High Yield Bond — First Western	101	6.1%
Accessor Investment Grade Fixed-Income — PIMCO	161	16.2%
Accessor Mortgage Securities — BlackRock Financial Mgmt	113	8.6%
Total	1,414	100.0%

June 30, 2009	22

Accessor Growth Allocation Fund (Unaudited)

Fund Allocation as of 6/30/09

UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Equity Funds
Accessor Growth — Smith Asset Mgmt	100	16.9%
Accessor Value — Acadian Asset Mgmt	198	17.0%
Accessor Small to Mid Cap — LA Capital Mgmt	500	19.1%
Accessor International Equity — Lazard Asset Mgmt	210	18.5%
Accessor Strategic Alternatives — Forward Mgmt	11	7.2%
Accessor Frontier Markets — Forward Mgmt	20	6.0%
Fixed-Income Funds
Accessor High Yield Bond — First Western	101	2.8%
Accessor Investment Grade Fixed-Income — PIMCO	161	8.1%
Accessor Mortgage Securities — BlackRock Financial Mgmt	113	4.4%
Total	1,414	100.0%

Accessor Aggressive Growth Allocation Fund (Unaudited)

Fund Allocation as of 6/30/09

UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Equity Funds
Accessor Growth — Smith Asset Mgmt	100	20.2%
Accessor Value — Acadian Asset Mgmt	198	20.3%
Accessor Small to Mid Cap — LA Capital Mgmt	500	24.4%
Accessor International Equity — Lazard Asset Mgmt	210	21.5%
Accessor Strategic Alternatives — Forward Mgmt	11	6.2%
Accessor Frontier Markets — Forward Mgmt	20	7.4%
Total	1,039	100.0%

23	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Growth Fund

Shares		Value

COMMON STOCKS (99.4%)
Aerospace & Defense (3.7%)

6,470	General Dynamics	$358,373

9,200	Honeywell International	288,880

8,500	L-3 Communications Holdings — Class 3	589,730

10,180	Lockheed Martin	821,017

7,400	Raytheon	328,782

7,900	United Technologies	410,484

		2,797,266

Air Freight & Logistics (1.0%)

6,800	CH Robinson Worldwide	354,620

12,500	Expeditors International of Washington	416,750

		771,370

Beverages (2.5%)

4,100	Coca-Cola Company	196,759

30,600	PepsiCo	1,681,776

		1,878,535

Biotechnology (3.0%)

17,800	Amgen*	942,332

14,100	Biogen Idec*	636,615

15,100	Gilead Sciences*	707,284

		2,286,231

Capital Markets (4.1%)

12,200	Federated Investors — Class B	293,898

7,200	Franklin Resources	518,472

10,350	Goldman Sachs	1,526,004

9,900	T Rowe Price Group	412,533

13,000	Waddell & Reed Financial — Class A	342,810

		3,093,717

Chemicals (0.6%)

5,800	Monsanto	431,172

Commercial Services & Supplies (0.4%)

13,000	Equifax	339,300

Communications Equipment (5.4%)

119,380	Cisco Systems*	2,225,243

80,100	Motorola	531,063

29,100	QUALCOMM	1,315,320

		4,071,626

Shares		Value

Computers & Peripherals (9.0%)

18,830	Apple Computer*	$2,681,957

45,900	EMC*	601,290

27,500	Hewlett-Packard	1,062,875

21,000	International Business Machines	2,192,820

20,500	SanDisk	301,145

		6,840,087

Construction & Engineering (0.3%)

5,300	Jacobs Engineering Group*	223,077

Consumer Finance (0.7%)

23,200	American Express	539,168

Diversified Consumer Services (0.3%)

3,100	Apollo Group — Class A*	220,472

Electrical Equipment (0.7%)

11,000	Emerson Electric	356,400

5,200	General Cable*	195,416

		551,816

Energy Equipment & Services (1.8%)

2,600	Diamond Offshore Drilling	215,930

21,080	Schlumberger	1,140,639

		1,356,569

Food & Staples Retailing (2.1%)

17,600	Kroger	388,080

24,600	Wal-Mart Stores	1,191,624

		1,579,704

Food Products (1.3%)

17,680	General Mills	990,434

Health Care Equipment & Supplies (3.5%)

10,590	Baxter International	560,846

43,700	Boston Scientific*	443,118

2,600	C.R. Bard	193,570

26,700	Medtronic	931,563

13,000	Resmed*	529,490

		2,658,587

June 30, 2009	24	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Growth Fund

Shares		Value
Health Care Providers & Services (2.4%)

9,500	Express Scripts — Class A*	$653,125

27,920	UnitedHealth Group	697,442

9,800	WellPoint Inc.*	498,722

		1,849,289

Hotels, Restaurants & Leisure (2.3%)

20,500	McDonald’s	1,178,545

16,000	Yum! Brands	533,440

		1,711,985

Household Products (2.9%)

42,600	Procter & Gamble	2,176,860

Industrial Conglomerates (1.0%)

12,300	3M	739,230

Insurance (1.6%)

11,340	Aflac	352,561

44,000	Progressive	664,840

6,200	Torchmark	229,648

		1,247,049

Internet & Catalog Retail (1.0%)

9,500	Amazon.com*	794,770

Internet Software & Services (3.3%)

4,810	Google — Class A*	2,027,848

31,300	Yahoo!*	490,158

		2,518,006

IT Services (2.6%)

41,700	Genpact Ltd.*	489,975

15,900	Lender Processing Services	441,543

2,700	Mastercard — Class A	451,737

10,500	SAIC*	194,775

21,800	Western Union	357,520

		1,935,550

Life Sciences Tools & Services (0.6%)

10,400	Thermo Fisher Scientific*	424,008

Media (2.2%)

35,500	Comcast — Class A	514,395

14,600	McGraw Hill	439,606

Shares		Value

10,700	Time Warner Cable — Class A	$338,869

16,200	Viacom — Class B*	367,740

		1,660,610

Metals & Mining (0.8%)

11,360	Freeport-McMoRan Copper & Gold	569,249

Multi-Line Retail (0.7%)

12,500	Target	493,375

Oil, Gas & Consumable Fuels (18.7%)

10,900	Anadarko Petroleum	494,751

10,000	Apache	721,500

16,300	Chesapeake Energy	323,229

36,680	ChevronTexaco	2,430,050

22,200	ConocoPhillips	933,732

6,500	Consol Energy	220,740

12,400	Devon Energy	675,800

87,870	Exxon Mobil	6,142,992

6,500	Hess	349,375

8,900	Murphy Oil	483,448

13,000	Occidental Petroleum	855,530

8,400	Southwestern Energy*	326,340

15,300	Tesoro Petroleum	194,769

		14,152,256

Personal Products (1.5%)

36,900	Mead Johnson Nutrition — Class A	1,172,313

Pharmaceuticals (5.7%)

7,800	Abbott Laboratories	366,912

7,300	Allergan	347,334

46,300	Johnson & Johnson	2,629,840

23,660	Watson Pharmaceuticals*	797,105

4,500	Wyeth	204,255

		4,345,446

Semiconductors & Semiconductor Equipment (2.5%)

8,200	Broadcom — Class A*	203,278

59,780	Intel	989,359

34,600	Texas Instruments	736,980

		1,929,617

See Notes to Financial Statements	25	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Growth Fund

Shares		Value

Software (6.5%)

134,000	Microsoft	$3,185,180

24,500	Oracle	524,790

14,600	Red Hat*	293,898

11,000	Salesforce.com*	419,870

30,100	Symantec*	468,356

		4,892,094

Specialty Retail (2.3%)

2,600	Autozone*	392,886

29,700	Home Depot	701,811

20,000	TJX	629,200

		1,723,897

Tobacco (0.4%)

4,900	Lorillard	332,073

	Total Common Stocks (Identified Cost $81,402,117)	75,296,808

Shares		Value

EXCHANGE TRADED FUND (0.3%)
Exchange Traded Fund (0.3%)

5,500	iShares S&P 500 Growth Index	$262,735

	Total Exchange Traded Fund (Identified Cost $363,407)	262,735

	Total Investments (99.7%) (Identified Cost $81,765,524)[1]	75,559,543

	Total Other Assets Less Liabilities (0.3%)	214,367

	Total Net Assets (100.0%)	$75,773,910

* Non-income producing security.

1 See Note 6 for important tax information.

June 30, 2009	26	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Value Fund

Shares		Value

COMMON STOCKS (98.7%)
Aerospace & Defense (3.8%)

2,000	Esterline Technologies*	$54,140

4,800	General Dynamics	265,872

10,000	Honeywell International	314,000

11,300	L-3 Communications Holdings — Class 3	783,994

13,140	Northrop Grumman	600,235

16,000	Raytheon	710,880

		2,729,121

Air Freight & Logistics (0.5%)

7,400	United Parcel Service — Class B	369,926

Airlines (0.2%)

20,800	Hawaiian Holdings*	125,216

Auto Components (0.3%)

14,000	Superior Industries International	197,400

Automobiles (0.6%)

71,000	Ford Motor*	430,970

Biotechnology (0.1%)

44,681	Insmed*	44,681

3,914	Maxygen*	26,302

		70,983

Building Products (0.1%)

2,100	Armstrong World Industries*	34,629

346	Griffon*	2,879

		37,508

Capital Markets (5.9%)

45,920	Bank of New York Mellon	1,345,915

500	Goldman Sachs	73,720

36,100	Morgan Stanley	1,029,211

18,000	Northern Trust	966,240

17,871	State Street	843,511

		4,258,597

Chemicals (3.3%)

2,700	Ashland	75,735

2,200	CF Industries Holdings	163,108

46,300	Dow Chemical	747,282

21,700	Eastman Chemical	822,430

Shares		Value

21,600	Huntsman	$108,648

2,500	Innophos Holdings	42,225

3,400	OM Group*	98,668

3,408	Schulman A	51,495

3,900	Scotts Miracle-Gro — Class A	136,695

4,500	Spartech	41,355

2,347	Stepan	103,643

		2,391,284

Commercial Banks (3.7%)

3,900	Bank of Hawaii	139,737

1,300	First Financial Bankshares	65,468

100	FirstMerit	1,698

3,100	Home Bancshares	59,024

8,720	Marshall & Ilsley	41,856

16,500	National Penn Bancshares	76,065

5,199	NBT Bancorp	112,870

1,700	Prosperity Bancshares	50,711

27,200	Regions Financial	109,888

8,800	Republic Bancorp — Class A	198,792

1,500	SunTrust Banks	24,675

73,400	Wells Fargo	1,780,684

		2,661,468

Commercial Services & Supplies (1.4%)

35,700	APAC Customer Services*	183,141

11,141	Brink’s	323,423

44,767	RR Donnelley & Sons	520,193

798	Standard Register	2,601

		1,029,358

Communications Equipment (0.2%)

35,623	3Com*	167,784

Computers & Peripherals (4.0%)

8,960	Hewlett-Packard	346,304

21,900	International Business Machines	2,286,798

14,900	Lexmark International — Class A*	236,165

		2,869,267

See Notes to Financial Statements	27	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Value Fund

Shares		Value
Construction & Engineering (0.5%)

4,600	Fluor	$235,934

3,046	Michael Baker*	129,029

		364,963

Consumer Finance (0.8%)

3,918	Advance America Cash Advance Centers	17,357

23,500	American Express	546,140

		563,497

Containers & Packaging (1.5%)

8,700	Bemis	219,240

2,500	Bway Holding*	43,825

3,000	Owens-Illinois*	84,030

4,900	Packaging Corp of America	79,380

20,200	Pactiv*	438,340

19,300	Temple-Inland	253,216

		1,118,031

Distributors (0.0%)

100	Core-Mark Holding*	2,606

Diversified Consumer Services (0.1%)

2,800	H&R Block	48,244

Diversified Financial Services (5.5%)

102,400	Bank of America	1,351,680

24,900	Citigroup	73,953

70,710	JP Morgan Chase	2,411,918

7,876	PHH*	143,186

		3,980,737

Diversified Telecommunication Services (6.5%)

153,200	AT&T	3,805,488

28,200	Verizon Communications	866,586

		4,672,074

Electric Utilities (3.4%)

5,300	American Electric Power	153,117

59,700	Duke Energy	871,023

600	Edison International	18,876

12,300	Exelon	629,883

14,640	FirstEnergy	567,300

Shares		Value

1,900	FPL Group	$108,034

2,900	Southern	90,364

		2,438,597

Electronic Equipment & Instruments (0.4%)

3,000	Tech Data*	98,130

25,500	Vishay Intertechnology*	173,145

		271,275

Energy Equipment & Services (0.2%)

1,300	SEACOR Holdings*	97,812

3,600	Willbros Group*	45,036

		142,848

Food & Staples Retailing (4.2%)

25,220	Kroger	556,101

5,300	Nash Finch	143,418

48,000	Wal-Mart Stores	2,325,120

		3,024,639

Food Products (0.9%)

1,600	Archer-Daniels-Midland	42,832

7,300	Dean Foods*	140,087

47,800	Del Monte Foods	448,364

1,800	Kraft Foods — Class A	45,612

		676,895

Health Care Equipment & Supplies (0.1%)

4,300	Cantel Medical*	69,789

Health Care Providers & Services (3.9%)

4,900	Aetna	122,745

13,800	AmerisourceBergen — Class A	244,812

22,400	Cigna	539,616

4,900	Gentiva Health Services*	80,654

13,874	Health Management Associates — Class A*	68,538

15,300	Kindred Healthcare*	189,261

13,200	McKesson	580,800

9,300	Universal American*	81,096

18,000	WellPoint Inc.*	916,020

		2,823,542

June 30, 2009	28	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Value Fund

Shares		Value
Hotels, Restaurants & Leisure (1.2%)

11,630	McDonald’s	$668,609

14,900	Ruby Tuesday*	99,234

7,600	Steak N Shake*	66,424

		834,267

Household Durables (0.3%)

18,500	Furniture Brands International	56,055

4,400	Whirlpool	187,264

		243,319

Household Products (0.9%)

33,400	Central Garden and Pet*	367,066

2,639	Central Garden and Pet — Class A*	25,994

5,500	Procter & Gamble	281,050

		674,110

Independent Power Producers & Energy Traders (0.6%)

15,500	AES*	179,955

11,800	Calpine*	131,570

5,856	Mirant*	92,174

		403,699

Industrial Conglomerates (3.9%)

233,900	General Electric	2,741,308

7,396	Tredegar	98,515

		2,839,823

Insurance (2.1%)

5,500	Aflac	170,995

35,713	American Equity Investment Life Holding	199,279

5,595	Assured Guaranty Ltd.	69,266

42,703	Conseco*	101,206

7,900	Genworth Financial — Class A	55,221

11,290	Hartford Financial Services Group	134,012

9,800	Horace Mann Educators	97,706

8,500	Metlife	255,085

6,100	Prudential Financial	227,042

434	Torchmark	16,075

10,400	Unum Group	164,944

		1,490,831

Shares		Value
Internet & Catalog Retail (0.4%)

24,331	HSN*	$257,179

Internet Software & Services (0.1%)

13,036	Earthlink*	96,597

IT Services (3.3%)

25,681	Acxiom	226,763

2,400	Affiliated Computer Services — Class A*	106,608

24,600	Automatic Data Processing	871,824

2,700	Broadridge Financial Solutions	44,766

600	CACI International — Class A*	25,626

22,100	Computer Sciences*	979,030

1,700	Hewitt Associates — Class A*	50,626

1,900	Lender Processing Services	52,763

		2,358,006

Machinery (0.6%)

8,000	Chart Industries*	145,440

18,400	Timken	314,272

		459,712

Marine (0.1%)

19,800	Paragon Shipping — Class A	72,270

Media (2.5%)

85,300	Comcast — Class A	1,235,997

14,000	Interpublic Group*	70,700

4,229	Time Warner Cable — Class A	133,933

14,049	Time Warner	353,894

		1,794,524

Metals & Mining (0.1%)

8,400	Alcoa	86,772

591	United States Steel	21,122

		107,894

Multi-Line Retail (0.1%)

6,100	Dillard’s — Class A	56,120

853	Family Dollar Stores	24,140

		80,260

Multi-Utilities (1.9%)

5,000	Consolidated Edison	187,100

4,900	Dominion Resources	163,758

See Notes to Financial Statements	29	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Value Fund

Shares		Value
Multi-Utilities (continued) (1.9%)

11,600	DTE Energy	$371,200

500	NorthWestern	11,380

6,300	NSTAR	202,293

23,900	Xcel Energy	439,999

		1,375,730

Oil, Gas & Consumable Fuels (3.4%)

4,900	Calumet Specialty Products Partners LP	75,950

26,400	ConocoPhillips	1,110,384

49	Delek US Holdings	415

10,000	Marathon Oil	301,300

9,800	Sunoco	227,360

9,860	Tesoro Petroleum	125,518

18,200	Valero Energy	307,398

27,782	Western Refining	196,141

2,100	World Fuel Services	86,583

		2,431,049

Paper & Forest Products (1.4%)

1,406	Clearwater Paper*	35,558

38,700	Glatfelter	344,430

14,838	International Paper	224,499

25,010	Louisiana-Pacific	85,534

15,900	MeadWestvaco	260,919

3,400	Schweitzer-Mauduit International	92,514

		1,043,454

Pharmaceuticals (9.8%)

17,400	Abbott Laboratories	818,496

59,000	Bristol-Myers Squibb	1,198,290

15,600	Eli Lilly	540,384

24,100	Merck	673,836

19,900	Mylan*	259,695

212,500	Pfizer	3,187,500

12,400	Watson Pharmaceuticals*	417,756

100	Wyeth	4,539

		7,100,496

Shares		Value
Real Estate (2.7%)

300	Boston Properties	$14,310

14,721	PS Business Parks	713,085

10,500	Rayonier	381,675

12,512	Simon Property Group	643,492

6,200	Ventas	185,132

		1,937,694

Road & Rail (1.7%)

23,308	Dollar Thrifty Automotive Group*	325,147

2,800	Marten Transport Ltd.*	58,128

2,000	Ryder System	55,840

15,100	Union Pacific	786,106

		1,225,221

Semiconductors & Semiconductor Equipment (1.2%)

45,800	Intel	757,990

6,400	Xilinx	130,944

		888,934

Software (0.4%)

1,600	Compuware*	10,976

13,895	i2 Technologies*	174,382

61,784	OpenTV — Class A*	81,555

		266,913

Specialty Retail (1.5%)

6,000	Buckle	190,620

8,000	Kirkland’s*	96,080

30,100	RadioShack	420,196

22,321	Rent-A-Center — Class A*	397,983

		1,104,879

Textiles, Apparel & Luxury Goods (0.4%)

11,500	Carter’s*	283,015

Thrifts & Mortgage Finance (0.9%)

6,800	MGIC Investment	29,920

34,206	NewAlliance Bancshares	393,369

9,644	Ocwen Financial*	125,083

69,900	PMI Group	138,402

		686,774

June 30, 2009	30	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Value Fund

Shares		Value
Tobacco (4.2%)

45,100	Alliance One International*	$171,380

135,200	Altria Group	2,215,928

14,600	Philip Morris International	636,852

		3,024,160

Trading Companies & Distributors (0.3%)

7,900	WESCO International*	197,816

Wireless Telecommunication Services (0.6%)

97,700	Sprint Nextel*	469,937

	Total Common Stocks (Identified Cost $83,350,687)	71,285,182

	Total Investments (98.7%) (Identified Cost $83,350,687)[1]	71,285,182

	Total Other Assets Less Liabilities (1.3%)	905,502

	Total Net Assets (100.0%)	$72,190,684

* Non-income producing security.

1 See Note 6 for important tax information.

See Notes to Financial Statements	31	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Small to Mid Cap Fund

Shares		Value

COMMON STOCKS (99.7%)
Aerospace & Defense (0.3%)

5,857	Alliant Techsystems*	$482,382

Air Freight & Logistics (0.1%)

78,431	Pacer International	174,901

Airlines (1.1%)

17,600	Alaska Air Group*	321,376

48,208	AMR*	193,796

34,434	Continental Airlines — Class B*	305,085

71,501	Delta Air Lines*	413,991

25,480	Skywest	259,896

48,829	UAL*	155,765

63,272	US Airways Group*	153,751

		1,803,660

Auto Components (0.3%)

9,115	BorgWarner	311,277

17,860	Cooper Tire & Rubber	177,171

		488,448

Beverages (0.2%)

12,588	Hansen Natural*	387,962

Biotechnology (1.4%)

11,705	Alexion Pharmaceuticals*	481,310

4,153	Biogen Idec*	187,508

4,988	Cephalon*	282,570

14,918	Martek Biosciences	315,516

6,482	Myriad Genetics*	231,083

1,621	Myriad Pharmaceuticals*	7,535

13,410	OSI Pharmaceuticals*	378,564

12,670	Vertex Pharmaceuticals*	451,559

		2,335,645

Capital Markets (2.3%)

8,586	Affiliated Managers Group*	499,619

3,356	BlackRock — Class A	588,709

14,888	Cohen & Steers	222,575

19,123	Eaton Vance	511,540

7,140	Evercore Partners — Class A	140,230

24,814	FCStone Group*	98,015

Shares		Value

33,932	GFI Group	$228,702

30,463	Hercules Technology Growth Capital	254,671

14,534	Knight Capital Group — Class A*	247,805

14,787	optionsXpress Holdings	229,642

13,841	SWS Group	193,359

18,168	TD Ameritrade Holding*	318,667

12,660	Waddell & Reed Financial — Class A	333,844

		3,867,378

Chemicals (3.2%)

5,571	Airgas	225,793

9,046	Arch Chemicals	222,441

8,406	Ashland	235,788

18,534	Cabot	233,158

11,850	Celanese — Class A	281,437

12,099	Cytec Industries	225,283

11,103	FMC	525,172

14,888	HB Fuller	279,448

32,004	Huntsman	160,980

9,862	Innophos Holdings	166,569

8,887	Koppers Holdings	234,350

4,760	Lubrizol	225,196

11,748	Mosaic	520,436

22,382	Nalco Holding	376,913

8,184	OM Group*	237,500

28,463	RPM International	399,620

14,332	Schulman A	216,557

9,419	Sensient Technologies	212,587

7,831	Terra Industries	189,667

16,305	WR Grace*	201,693

		5,370,588

Commercial Banks (2.0%)

5,945	Bank of Hawaii	213,009

6,300	Chemical Financial	125,433

5,267	City National	193,984

14,843	Columbia Banking System	151,844

June 30, 2009	32	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Small to Mid Cap Fund

Shares		Value
Commercial Banks (continued) (2.0%)

5,668	Cullen	$261,408

28,744	First Financial Bancorp	216,155

7,619	Hancock Holding	247,541

13,902	Independent Bank	273,870

10,432	Independent Bank	13,770

11,850	Nara Bancorp	61,383

18,927	Old National Bancorp	185,863

9,233	Prosperity Bancshares	275,420

19,648	Umpqua Holdings	152,469

14,609	United Community Banks	87,505

11,334	Westamerica Bancorporation	562,280

19,746	Wilmington Trust	269,730

		3,291,664

Commercial Services & Supplies (3.0%)

8,209	Advisory Board*	210,971

1,830	Amrep*	20,185

18,390	Brink’s	533,862

10,938	CDI	121,959

2,099	Compx International	13,035

18,404	Covanta Holding*	312,132

3,161	Dun & Bradstreet	256,705

11,796	FTI Consulting*	598,293

18,710	Geo Group*	347,632

11,142	Heidrick & Struggles International	203,341

7,034	IHS — Class A*	350,785

19,345	Korn/Ferry International*	205,831

7,191	Manpower	304,467

11,440	Mine Safety Appliances	275,704

15,701	Robert Half International	370,857

4,928	United Stationers*	171,889

9,933	Waste Connections*	257,364

11,146	Watson Wyatt Worldwide — Class A	418,309

		4,973,321

Communications Equipment (0.7%)

11,391	CommScope*	299,128

15,815	InterDigital*	386,519

Shares		Value

8,103	Neutral Tandem*	$239,200

12,500	Riverbed Technology*	289,875

		1,214,722

Computers & Peripherals (1.6%)

24,585	Lexmark International — Class A*	389,672

33,676	NCR*	398,387

18,564	Novatel Wireless*	167,447

50,740	Seagate Technology	530,740

9,355	Synaptics*	361,571

29,019	Western Digital*	769,004

		2,616,821

Construction & Engineering (1.5%)

13,555	Dycom Industries*	150,054

18,268	EMCOR Group*	367,552

20,762	KBR	382,851

22,420	Quanta Services*	518,575

12,052	Shaw Group*	330,345

12,900	Tutor Perini*	223,944

10,447	URS*	517,336

		2,490,657

Construction Materials (0.3%)

27,810	Headwaters*	93,442

3,032	Martin Marietta Materials	239,164

5,358	Texas Industries	168,027

		500,633

Consumer Finance (0.2%)

15,955	AmeriCredit*	216,190

4,344	Credit Acceptance*	94,917

2,496	Student Loan	92,851

		403,958

Containers & Packaging (0.6%)

18,911	Crown Holdings*	456,512

6,051	Greif — Class A	267,575

8,001	Sonoco Products	191,624

		915,711

See Notes to Financial Statements	33	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Small to Mid Cap Fund

Shares		Value
Diversified Consumer Services (1.7%)

9,900	Brink’s Home Security Holdings*	$280,269

12,950	Career Education*	322,326

8,109	DeVry	405,774

12,112	Hillenbrand	201,544

4,403	ITT Educational Services*	443,206

11,850	Regis	206,309

3,767	Strayer Education	821,620

14,180	Universal Technical Institute*	211,707

		2,892,755

Diversified Financial Services (0.8%)

8,837	Asta Funding	48,073

637	CME Group — Class A	198,177

8,001	Encore Capital Group*	106,013

16,572	Financial Federal	340,555

9,599	MSCI — Class A*	234,599

23,898	PHH*	434,466

		1,361,883

Diversified Telecommunication Services (0.5%)

85,887	Cincinnati Bell*	243,919

12,356	General Communication — Class A*	85,627

203,768	Level 3 Communications*	307,690

21,061	tw telecom — Class A*	216,296

		853,532

Electric Utilities (0.7%)

18,718	Hawaiian Electric Industries	356,765

24,864	Portland General Electric	484,351

12,061	Unisource Energy	320,099

		1,161,215

Electrical Equipment (1.3%)

9,124	AO Smith	297,169

10,736	Belden	179,291

4,234	First Solar*	686,416

8,913	General Cable*	334,951

7,900	Roper Industries	357,949

14,496	Sunpower — Class A*	386,173

		2,241,949

Shares		Value
Electronic Equipment & Instruments (4.1%)

11,669	Amphenol — Class A	$369,207

10,444	Anixter International*	392,590

19,142	Arrow Electronics*	406,576

21,066	Avnet*	443,018

25,040	Benchmark Electronics*	360,576

68,695	Brightpoint*	430,718

16,103	Checkpoint Systems*	252,656

14,078	Cognex	198,922

12,755	Dolby Laboratories — Class A*	475,506

20,906	FLIR Systems*	471,639

17,926	Ingram Micro — Class A*	313,705

37,483	Jabil Circuit	278,124

29,625	L-1 Identity Solutions — Class 1*	229,297

28,495	Methode Electronics	200,035

7,495	Multi-Fineline Electronix*	160,393

8,352	Rofin-Sinar Technologies*	167,124

10,229	Scansource*	250,815

9,824	SYNNEX*	245,502

13,141	Tech Data*	429,842

21,612	Trimble Navigation Ltd.*	424,244

39,430	Vishay Intertechnology*	267,730

		6,768,219

Energy Equipment & Services (1.8%)

17,082	Dresser-Rand Group*	445,840

19,290	Exterran Holdings*	309,412

7,386	FMC Technologies*	277,566

8,145	Gulf Island Fabrication	128,935

17,200	Helix Energy Solutions Group*	186,964

13,654	Helmerich & Payne	421,499

4,507	Oceaneering International*	203,717

21,254	Pride International*	532,625

13,294	Superior Energy Services*	229,587

11,417	Unit*	314,767

		3,050,912

Food & Staples Retailing (1.0%)

17,500	BJ’s Wholesale Club*	564,025

June 30, 2009	34	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Small to Mid Cap Fund

Shares		Value
Food & Staples Retailing (continued) (1.0%)

12,861	Casey’s General Stores	$330,399

14,776	Nash Finch	399,838

109,211	RITE AID*	164,909

6,659	United Natural Foods*	174,799

		1,633,970

Food Products (1.6%)

11,586	Bunge Ltd.	698,056

35,601	Chiquita Brands International*	365,266

10,715	Corn Products International	287,055

10,533	Flowers Foods	230,041

13,369	Fresh Del Monte Produce*	217,380

6,483	Hormel Foods	223,923

7,097	Ralcorp Holdings*	432,349

17,408	Smithfield Foods*	243,190

		2,697,260

Gas Utilities (1.6%)

15,199	Energen	606,440

16,584	EQT	578,948

17,290	Laclede Group	572,818

12,541	National Fuel Gas	452,479

10,776	Northwest Natural Gas	477,592

		2,688,277

Health Care Equipment & Supplies (3.4%)

7,264	Angiodynamics*	96,393

9,484	Cooper	234,539

12,154	CryoLife*	67,333

13,424	Cutera*	115,715

8,772	Cynosure — Class A*	67,106

10,618	Edwards Lifesciences*	722,342

13,972	Gen-Probe*	600,517

19,759	Hologic*	281,171

7,374	ICU Medical*	303,440

14,302	Idexx Laboratories*	660,752

21,037	Immucor*	289,469

1,168	Intuitive Surgical*	191,155

8,036	Kensey Nash*	210,624

Shares		Value

17,817	Meridian Bioscience	$402,308

13,301	Palomar Medical Technologies*	194,993

20,920	Quidel*	304,595

16,085	Resmed*	655,142

7,900	Somanetics*	130,429

7,394	STERIS	192,835

		5,720,858

Health Care Providers & Services (2.7%)

16,220	AMERIGROUP*	435,507

13,145	Amsurg — Class A*	281,829

9,514	Chemed	375,613

10,533	Community Health Systems*	265,958

12,328	Hanger Orthopedic Group*	167,537

47,200	Health Management Associates — Class A*	233,168

19,702	Health Net*	306,366

23,787	Healthspring*	258,327

6,989	Henry Schein*	335,122

17,137	inVentiv Health*	231,864

5,976	Laboratory Corp of America Holdings*	405,113

12,351	LHC Group*	274,316

7,214	LifePoint Hospitals*	189,367

8,001	Magellan Health Services*	262,593

7,805	Mednax*	328,825

40,223	Nighthawk Radiology Holdings*	148,825

		4,500,330

Health Care Technology (0.1%)

13,584	Omnicell*	146,028

Hotels, Restaurants & Leisure (1.9%)

9,723	Bally Technologies*	290,912

17,657	Brinker International	300,699

6,371	Chipotle Mexican Grill — Class A*	509,680

19,952	CKE Restaurants	169,193

32,754	Domino’s Pizza*	245,327

40,078	Las Vegas Sands*	315,013

9,895	Peet’s Coffee & Tea*	249,354

15,900	Pinnacle Entertainment*	147,711

See Notes to Financial Statements	35	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Small to Mid Cap Fund

Shares		Value
Hotels, Restaurants & Leisure (continued) (1.9%)

18,433	Royal Caribbean Cruises	$249,583

96,106	Wendy’s/Arby’s Group — Class A	384,424

11,486	WMS Industries*	361,924

		3,223,820

Household Durables (1.2%)

20,387	Centex	172,474

10,634	Garmin Ltd.	253,302

99,210	Hovnanian Enterprises — Class A*	234,136

17,420	Jarden*	326,625

25,490	Lennar — Class A	246,998

7,900	Mohawk Industries*	281,872

73,569	Standard Pacific*	149,345

17,825	Toll Brothers*	302,490

		1,967,242

Household Products (0.2%)

7,347	Energizer Holdings*	383,807

Independent Power Producers & Energy Traders (0.3%)

19,330	Calpine*	215,530

65,443	RRI Energy*	327,869

		543,399

Industrial Conglomerates (0.4%)

20,256	McDermott International*	411,399

13,014	Tredegar	173,347

		584,746

Insurance (9.0%)

10,837	AMERISAFE*	168,624

9,723	Axis Capital Holdings Ltd.	254,548

3,134	Berkshire Hathaway — Class B*	9,075,218

10,331	Delphi Financial Group — Class A	200,731

18,231	eHealth*	321,959

15,192	Endurance Specialty Holdings Ltd.	445,126

14,620	Fidelity National Financial — Class A	197,809

14,382	Hilltop Holdings*	170,714

10,100	Infinity Property & Casualty	368,246

29,455	Meadowbrook Insurance Group	192,341

7,090	Platinum Underwriters Holdings Ltd.	202,703

Shares		Value

13,537	ProAssurance*	$625,545

20,661	Protective Life	236,362

19,069	Reinsurance Group of America — Class A	665,699

5,519	RLI	247,251

5,758	Safety Insurance Group	175,965

11,600	SeaBright Insurance Holdings*	117,508

18,635	Selective Insurance Group	237,969

12,255	StanCorp Financial Group	351,473

15,496	Tower Group	383,991

21,358	Unitrin	256,723

8,710	Zenith National Insurance	189,355

		15,085,860

Internet & Catalog Retail (0.3%)

72,716	Liberty Media-Interactive*	364,307

12,113	NutriSystem	175,639

		539,946

Internet Software & Services (0.6%)

22,027	LivePerson*	88,108

44,336	United Online	288,627

22,004	Valueclick*	231,482

9,478	VistaPrint Ltd.*	404,237

		1,012,454

IT Services (3.9%)

4,744	Alliance Data Systems*	195,405

13,268	Broadridge Financial Solutions	219,983

12,007	CSG Systems International*	158,973

12,947	DST Systems*	478,392

5,469	Global Payments	204,869

31,172	Heartland Payment Systems	298,316

20,894	Hewitt Associates — Class A*	622,223

20,736	Integral Systems*	172,524

13,600	MAXIMUS	561,000

11,503	NeuStar — Class A*	254,907

36,662	SAIC*	680,080

36,040	VeriFone Holdings*	270,660

39,389	Visa — Class A	2,452,359

		6,569,691

June 30, 2009	36	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Small to Mid Cap Fund

Shares		Value
Leisure Equipment & Products (0.2%)

96,350	Eastman Kodak	$285,196

Life Sciences Tools & Services (1.6%)

26,539	Bruker*	245,751

11,088	Charles River Laboratories International*	374,220

12,821	Covance*	630,793

9,547	Illumina*	371,760

18,243	Kendle International*	223,295

10,674	Luminex*	197,896

10,457	Techne	667,261

		2,710,976

Machinery (2.4%)

13,152	Actuant — Class A	160,454

14,900	AGCO*	433,143

23,261	Briggs & Stratton	310,302

3,622	Flowserve	252,852

24,709	Force Protection*	218,428

9,163	Gencor Industries*	62,308

8,152	Hardinge	34,646

6,737	Joy Global	240,646

10,446	Lydall*	35,516

38,357	Mueller Water Products — Class A	143,455

8,824	Navistar International*	384,726

19,344	Oshkosh	281,262

16,068	Pentair	411,662

10,057	PMFG*	88,602

15,799	Terex*	190,694

10,634	Timken	181,629

13,875	Trinity Industries	188,977

13,398	Wabtec	431,014

		4,050,316

Marine (0.4%)

7,538	Alexander & Baldwin	176,691

15,779	Kirby*	501,614

		678,305

Media (3.5%)

26,261	Cablevision Systems	509,726

32,820	Discovery Communications — Class A*	740,091

Shares		Value

30,965	DISH Network — Class A*	$501,943

17,891	DreamWorks Animation SKG — Class A*	493,613

49,882	Gannett	178,079

20,458	Harte-Hanks	189,236

38,181	Liberty Global — Class A*	606,696

47,069	Liberty Media*	1,259,096

57,314	Live Nation*	278,546

12,557	Morningstar*	517,725

11,702	Time Warner Cable — Class A	370,602

27,607	Valassis Communications*	168,679

		5,814,032

Metals & Mining (1.5%)

15,394	Cliffs Natural Resources	376,691

23,598	Commercial Metals	378,276

6,685	Reliance Steel & Aluminum	256,637

3,343	Schnitzer Steel Industries — Class A	176,711

15,496	Southern Copper	316,738

23,699	Steel Dynamics	349,086

23,401	Stillwater Mining*	133,620

8,790	Walter Energy	318,550

19,315	Worthington Industries	247,039

		2,553,348

Multi-Line Retail (0.5%)

8,406	Big Lots*	176,778

9,419	Dollar Tree*	396,540

15,091	Macy’s	177,470

		750,788

Multi-Utilities (0.7%)

9,743	Black Hills	223,992

10,229	MDU Resources Group	194,044

28,921	NorthWestern	658,242

15,317	PNM Resources	164,045

		1,240,323

Oil, Gas & Consumable Fuels (7.6%)

12,977	Arch Coal	199,456

35,302	Atlas Pipeline Partners[1]	281,004

See Notes to Financial Statements	37	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Small to Mid Cap Fund

Shares		Value
Oil, Gas & Consumable Fuels (continued) (7.6%)

14,423	Buckeye Partners[1]	$617,737

11,424	Cimarex Energy	323,756

9,664	Continental Resources*	268,176

18,230	CVR Energy*	133,626

26,200	Denbury Resources*	385,926

18,197	Enbridge Energy Partners[1]	702,040

60,121	Endeavour International*	81,765

15,941	Energy Transfer Equity[1]	404,423

18,903	Enterprise Products Partners LP1	471,441

24,003	EXCO Resources*	310,119

30,847	Kinder Morgan Energy Partners[1]	1,576,899

16,190	Kinder Morgan Management LLC*	731,298

11,880	Magellan Midstream Partners[1]	412,949

19,800	Mariner Energy*	232,650

60,640	McMoRan Exploration*	361,414

13,338	Newfield Exploration*	435,752

4,052	NuStar Energy[1]	218,930

11,415	NuStar GP Holdings LLC[1]	263,686

27,557	PetroHawk Energy*	614,521

7,741	Pioneer Natural Resources	197,396

15,714	Plains All American Pipeline[1]	668,631

13,968	Plains Exploration & Production*	382,164

24,600	Quicksilver Resources*	228,534

15,192	Southern Union	279,381

5,951	Sunoco	138,063

11,040	Targa Resources Partners[1]	153,125

17,521	TEPPCO Partners	523,177

19,206	Ultra Petroleum*	749,034

9,139	World Fuel Services	376,801

		12,723,874

Paper & Forest Products (0.1%)

9,663	Domtar*	160,213

Personal Products (0.3%)

16,127	Herbalife Ltd.	508,646

Pharmaceuticals (1.3%)

23,804	Endo Pharmaceuticals Holdings*	426,568

Shares		Value

20,740	King Pharmaceuticals*	$199,726

20,432	Medicis Pharmaceutical — Class A	333,450

19,892	Noven Pharmaceuticals*	284,456

11,812	Obagi Medical Products*	86,109

23,324	Pain Therapeutics*	125,250

16,719	Perrigo	464,454

12,488	Sepracor*	216,292

		2,136,305

Real Estate (5.3%)

12,052	AMB Property	226,698

26,870	Annaly Capital Management	406,812

89,806	Anthracite Capital	55,680

39,542	Anworth Mortgage Asset	285,098

94,525	Capital Trust	137,061

135,500	Chimera Investment	472,895

24,813	Duke Realty	217,610

12,228	Entertainment Properties Trust	251,897

33,523	Equity One	444,515

21,167	Franklin Street Properties	280,463

34,572	Hatteras Financial	988,413

14,483	Hospitality Properties Trust	172,203

49,287	Inland Real Estate	345,009

16,098	Investors Real Estate Trust	143,111

14,889	Kimco Realty	149,634

13,068	LaSalle Hotel Properties	161,259

24,573	LTC Properties	502,518

12,356	Mack-Cali Realty	281,717

28,006	Medical Properties Trust	169,996

47,641	MFA Financial	329,676

22,026	National Retail Properties	382,151

10,503	Nationwide Health Properties	270,347

56,854	NorthStar Realty Finance	160,897

23,505	Omega Healthcare Investors	364,798

13,641	Potlatch	331,340

32,900	Redwood Trust	485,604

26,514	Resource Capital	84,845

June 30, 2009	38	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Small to Mid Cap Fund

Shares		Value
Real Estate (continued) (5.3%)

10,432	SL Green Realty	$239,310

11,850	Sovran Self Storage	291,510

7,496	Ventas	223,830

		8,856,897

Road & Rail (0.7%)

8,305	Arkansas Best	218,837

10,356	Con-way	365,670

16,461	Kansas City Southern*	265,187

7,495	Old Dominion Freight Line*	251,607

		1,101,301

Semiconductors & Semiconductor Equipment (3.8%)

30,804	Applied Micro Circuits*	250,437

40,772	Integrated Device Technology*	246,263

38,066	Intersil — Class A	478,490

31,669	Lam Research*	823,394

75,254	Marvell Technology Group Ltd.*	875,957

36,865	Maxim Integrated Products	578,412

22,801	Microsemi*	314,654

12,188	Monolithic Power Systems*	273,133

30,079	National Semiconductor	377,491

24,112	Nvidia*	272,224

71,707	ON Semiconductor*	491,910

60,102	RF Micro Devices*	225,984

6,880	Silicon Laboratories*	261,027

10,765	Standard Microsystems*	220,144

7,854	Varian Semiconductor Equipment Associates*	188,417

15,743	Veeco Instruments*	182,461

20,500	Zoran*	223,450

		6,283,848

Software (2.9%)

114,481	Activision Blizzard*	1,445,895

17,304	ANSYS*	539,193

75,680	Cadence Design Systems*	446,512

33,637	Red Hat*	677,113

7,519	SPSS*	250,909

Shares		Value

11,647	Sybase*	$365,017

27,699	Symyx Technologies*	162,039

10,526	Synopsys*	205,362

27,418	Take-Two Interactive Software	259,648

16,254	Taleo — Class A*	296,961

32,611	TIBCO Software*	233,821

		4,882,470

Specialty Retail (5.1%)

15,317	Aaron’s	456,753

9,115	Abercrombie & Fitch — Class A	231,430

9,146	Aeropostale*	313,433

44,147	American Eagle Outfitters	625,563

24,205	AnnTaylor Stores*	193,156

17,434	Barnes & Noble	359,663

8,204	Buckle	260,641

30,111	Carmax*	442,632

16,306	Cato — Class A	284,377

11,873	Charlotte Russe Holding*	152,924

26,523	Christopher & Banks	177,969

16,508	Collective Brands*	240,522

34,442	Foot Locker	360,608

16,205	Gap	265,762

8,913	Group 1 Automotive	231,916

5,874	Gymboree*	208,410

17,443	J Crew Group*	471,310

12,062	Jo-Ann Stores*	249,322

9,217	Men’s Wearhouse	176,782

23,900	OfficeMax	150,092

13,977	O’Reilly Automotive*	532,244

13,396	Penske Auto Group	222,909

9,419	PetSmart	202,132

13,877	RadioShack	193,723

17,456	Rent-A-Center — Class A*	311,240

10,432	Ross Stores	402,675

11,125	Signet Jewelers Ltd.	231,623

15,415	Urban Outfitters*	321,711

See Notes to Financial Statements	39	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Small to Mid Cap Fund

Shares		Value
Specialty Retail (continued) (5.1%)

25,220	Williams-Sonoma	$299,361

		8,570,883

Textiles, Apparel & Luxury Goods (0.5%)

11,679	Fossil*	281,230

23,478	Iconix Brand Group*	361,092

19,520	Jones Apparel Group	209,450

		851,772

Thrifts & Mortgage Finance (0.9%)

16,016	Bank Mutual	139,659

25,623	First Niagara Financial Group	292,615

10,093	Flushing Financial	94,369

37,009	TFS Financial	393,036

62,391	Trustco Bank NY	368,731

7,257	United Financial Bancorp	100,292

7,611	ViewPoint Financial Group	115,915

		1,504,617

Tobacco (0.2%)

5,105	Lorillard	345,966

Trading Companies & Distributors (0.6%)

25,434	Aircastle Ltd.	186,940

12,104	Kaman	202,137

9,908	Textainer Group Holdings Ltd.	113,843

36,818	United Rentals*	238,949

11,141	WESCO International*	278,970

		1,020,839

Wireless Telecommunication Services (1.7%)

30,122	Crown Castle International*	723,531

9,385	Leap Wireless International*	309,048

26,535	MetroPCS Communications*	353,181

21,572	NII Holdings*	411,378

Shares		Value

25,623	SBA Communications — Class A*	$628,788

11,900	Telephone & Data Systems	336,770

		2,762,696

	Total Common Stocks (Identified Cost $186,150,663)	166,740,215

	Total Investments (99.7%) (Identified Cost $186,150,663)[2]	166,740,215

	Total Other Assets Less Liabilities (0.3%)	539,632

	Total Net Assets (100.0%)	$167,279,847

* Non-income producing security.

1 Security considered a Master Limited Partnership. At June 30, 2009, these securities amounted to $5,770,865 or 3.4% of net assets.

2 See Note 6 for important tax information.

June 30, 2009	40	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor International Equity Fund

Shares		Value

COMMON STOCKS (98.5%)
Australia (3.7%)

140,447	Australian Worldwide Exploration Ltd.	$290,673

12,023	Cochlear Ltd.	558,660

9,551	CSL Ltd.	247,280

86,685	Downer EDI Ltd.	390,224

32,841	JB Hi-Fi Ltd.	407,283

11,540	Macquarie Group Ltd.	363,363

18,500	National Australia Bank Ltd.	334,313

399,207	OZ Minerals Ltd.	295,764

8,601	Rio Tinto Ltd.	361,558

20,064	Westpac Banking	327,191

		3,576,309

Austria (0.3%)

7,824	OMV AG	292,834

Belgium (1.0%)

8,876	Anheuser-Busch InBev NV	320,383

1,600	Bekaert SA	164,261

3,164	Groupe Bruxelles Lambert SA	231,163

25,551	Nyrstar	216,415

		932,222

Brazil (3.4%)

3,800	Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	146,148

18,100	Cia de Saneamento Basico do Estado de Sao Paulo — ADR	542,819

22,900	EDP — Energias do Brasil SA	311,070

34,100	Natura Cosmeticos SA	446,299

33,300	Petroleo Brasileiro SA — Class A —ADR	1,110,888

42,900	Vale SA — Class B — ADR	658,515

		3,215,739

Chile (0.1%)

14,808	Cia Cervecerias Unidas SA	103,350

China (4.1%)

88,000	Anta Sports Products Ltd.	110,036

Shares		Value

486,720	Chaoda Modern Agriculture Holdings Ltd.	$285,770

712,000	China BlueChemical Ltd.	373,939

1,176,000	China Construction Bank — Class H	912,028

208,000	China Oilfield Services Ltd. — Class H	225,728

684,000	Dongfeng Motor Group Ltd. — Class H	577,245

316,000	Industrial & Commercial Bank of China	220,195

186,000	PetroChina Co. Ltd. — Class H	206,413

76,000	Shandong Weigao Group Medical Polymer Ltd. — Class H	195,161

29,000	Tencent Holdings Ltd.	338,480

64,000	Weichai Power Ltd. — Class H	212,246

228,000	Yanzhou Coal Mining Ltd. — Class H	313,631

		3,970,872

Czech Republic (0.3%)

6,760	CEZ	304,763

Denmark (1.3%)

36	A P Moller — Maersk A	215,605

18,810	Novo Nordisk A — Class B	1,016,719

		1,232,324

Egypt (0.2%)

25,170	Commercial International Bank	220,513

France (8.2%)

60,200	AXA SA	1,130,370

13,500	BNP Paribas	875,566

62,100	Credit Agricole SA	772,952

9,841	Sanofi-Aventis	577,811

4,819	Schneider Electric SA	366,944

15,280	Societe Generale	833,199

30,629	STMicroelectronics NV	229,059

48,000	Total SA	2,590,119

3,226	Unibail-Rodamco SE	480,252

		7,856,272

Germany (6.8%)

10,800	BASF SE	429,056

12,016	Daimler AG	434,396

See Notes to Financial Statements	41	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor International Equity Fund

Shares		Value
Germany (continued) (6.8%)

10,322	Deutsche Bank AG	$625,231

3,400	Deutsche Boerse AG	263,567

5,574	K+S AG	312,893

5,578	MTU Aero Engines Holding AG	203,374

9,744	Muenchener Rueckversicherungs AG	1,314,349

18,165	RWE AG	1,428,777

7,743	Siemens AG	533,783

21,400	ThyssenKrupp AG	530,866

7,000	Wincor Nixdorf AG	391,468

		6,467,760

Great Britian (16.4%)

12,200	Anglo American PLC	353,936

80,746	Antofagasta PLC	780,402

13,239	Ashtead Group PLC	12,360

34,968	AstraZeneca PLC	1,536,217

29,172	Atkins WS PLC	286,023

78,374	BAE Systems PLC	436,435

79,000	Barclays PLC	367,792

28,775	BG Group PLC	481,895

54,706	BHP Billiton PLC	1,227,548

40,250	British American Tobacco PLC	1,107,774

264,200	BT Group PLC — Class A	441,152

76,236	Centrica PLC	279,675

48,592	Compass Group PLC	273,189

108,000	Game Group PLC	292,266

106,644	GlaxoSmithKline PLC	1,874,564

98,700	Hiscox Ltd.	470,062

143,225	HSBC Holdings PLC	1,183,980

43,700	Micro Focus International PLC	269,229

24,114	Next PLC	582,747

48,026	Pearson PLC	481,548

38,500	Petrofac Ltd.	424,351

6,417	Reckitt Benckiser Group PLC	291,994

45,595	Royal Dutch Shell PLC — Class A	1,138,619

75,235	Tesco PLC	437,645

190,396	Vodafone Group PLC	367,092

Shares		Value

27,929	Wetherspoon (J.D.) PLC	$178,040

16,299	WH Smith PLC	112,147

		15,688,682

Hong Kong (3.2%)

152,000	China Unicom Hong Kong Ltd.	201,241

87,000	Hutchison Whampoa Ltd.	568,624

167,000	Hysan Development Ltd.	428,841

553,000	Noble Group Ltd.	695,213

65,000	Sun Hung Kai Properties Ltd.	811,923

58,000	VTech Holdings Ltd.	395,922

		3,101,764

India (1.7%)

1,600	HDFC Bank Ltd.	165,008

8,000	Infosys Technologies Ltd.	294,240

11,300	State Bank of India Ltd.	802,300

40,300	Tata Motors Ltd.	343,356

		1,604,904

Indonesia (0.7%)

164,500	Astra International	383,833

160,000	Tambang Batubara Bukit Asam	181,961

155,500	Unilever Indonesia	141,017

		706,811

Ireland (0.3%)

12,857	CRH PLC	292,979

Israel (0.5%)

25,700	Partner Communications	439,213

Italy (2.7%)

50,965	Banco Popolare Scarl	380,213

7,155	DiaSorin SpA	177,694

75,974	Enel SpA	369,690

39,301	ENI SpA	928,639

31,100	Fiat SpA	312,260

154,092	UniCredito Italiano SpA	387,872

		2,556,368

June 30, 2009	42	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor International Equity Fund

Shares		Value
Japan (18.6%)

100,000	77 Bank Ltd.	$583,351

11,400	Astellas Pharma	404,692

29,100	Canon	954,495

3,200	East Japan Railway	192,983

42,600	FUJIFILM Holdings	1,353,083

64,000	Godo Steel Ltd.	191,322

68,000	Gunma Bank Ltd.	379,033

25,300	Hitachi Chemical Ltd.	408,886

10,500	Hitachi Information Systems Ltd.	221,793

142,000	Hokuhoku Financial Group	356,695

30,600	Honda Motor Ltd.	844,883

29	INPEX	232,385

79,000	IWATANI	222,223

20,000	Japan Steel Works Ltd.	247,457

53,000	JFE Shoji Holdings	196,398

201	KDDI	1,068,217

69,000	KUREHA	365,985

7,700	Kurita Water Industries Ltd.	249,367

84,000	Marubeni	373,178

58,200	Mitsubishi UFJ Financial Group	361,258

28,000	Mitsui Fudosan Ltd.	489,143

8,100	Mitsui Sumitomo Insurance Group Holdings	213,136

156,000	Nippon Express Ltd.	710,857

39,000	Nippon Meat Packers	493,471

63,000	Nippon Oil	372,742

11,700	Nippon Telegraph & Telephone	476,064

35,400	Nissan Motor Co. Ltd.	215,325

217	NTT DoCoMo	318,044

17,300	Omron	250,503

8,180	ORIX	493,313

84,000	Osaka Gas Ltd.	268,549

19,700	Sony	516,322

46,000	Sumitomo Electric Industries Ltd.	518,539

6,600	Sumitomo Mitsui Financial Group	269,234

14,000	Sumitomo Realty & Development Ltd.	257,359

76,500	Sumitomo	779,770

Shares		Value

106,000	Tokyo Gas Ltd.	$379,593

22,400	Toyota Motor	853,311

51,000	UNY Ltd.	436,735

81	West Japan Railway	268,206

		17,787,900

Luxembourg (0.3%)

6,761	Oriflame Cosmetics SA	294,063

Malaysia (0.5%)

2,400	Public Bank BHD	6,183

205,000	Tenaga Nasional BHD	446,413

		452,596

Mexico (1.1%)

21,112	Cemex SAB de CV — ADR*	197,186

274,900	GEO SAB de CV*	530,768

277,447	Grupo Mexico SAB de CV	303,219

		1,031,173

Netherlands (2.6%)

8,528	ArcelorMittal	279,719

84,049	ING Groep NV	845,311

5,895	Koninklijke DSM NV	184,593

90,993	Reed Elsevier NV	1,000,769

7,315	Ten Cate NV	176,589

		2,486,981

Norway (2.7%)

117,200	DnB NOR ASA	892,946

6,150	Fred Olsen Energy ASA	208,943

35,000	StatoilHydro ASA	688,974

18,000	Tandberg ASA	302,971

36,600	Telenor ASA	281,416

8,750	Yara International ASA	244,896

		2,620,146

Philippines (0.3%)

5,900	Philippine Long Distance Telephone	293,712

Poland (0.1%)

4,269	KGHM Polska Miedz SA	109,672

See Notes to Financial Statements	43	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor International Equity Fund

Shares		Value
Russia (1.3%)

10,683	LUKOIL	$474,005

10,100	Mobile Telesystems	372,993

10,379	Pharmstandard*	156,723

36,203	Rosneft Oil	197,306

		1,201,027

Singapore (0.9%)

106,000	Oversea-Chinese Banking Ltd.	489,107

96,000	Wilmar International Ltd.	332,887

		821,994

South Africa (1.8%)

40,725	AVI Ltd.	89,866

15,400	Group Ltd.	236,497

13,751	Impala Platinum Holdings Ltd.	304,239

72,875	Shoprite Holdings Ltd.	520,265

59,100	Truworths International Ltd.	283,840

18,703	Wilson Bayly Holmes-Ovcon Ltd.	257,822

		1,692,529

South Korea (2.8%)

2,385	Hyundai Heavy Industries	357,047

9,610	KB Financial Group	323,228

16,510	Korea Electric Power	384,693

1,602	Korea Zinc Ltd.	174,363

19,700	LG Dacom	273,246

8,220	LG Display Ltd.	205,419

46,210	LG Telecom Ltd.	291,241

2,300	POSCO — ADR	190,141

551	Samsung Electronics Co. Ltd.	256,339

9,460	STX Engine Ltd.	202,582

		2,658,299

Spain (2.9%)

140,162	Banco Santander SA	1,682,471

17,492	Enagas	343,776

34,729	Telefonica SA	785,056

		2,811,303

Sweden (0.2%)

14,543	Assa Abloy AB — Class B	202,675

Shares		Value
Switzerland (4.2%)

2,542	Baloise Holding AG	$188,690

57,156	Nestle SA	2,152,622

6,400	Roche Holding AG	870,023

4,600	Zurich Financial Services AG	810,345

		4,021,680

Taiwan (2.3%)

57,050	HON HAI Precision Industry Ltd.	176,327

13,000	HTC	183,678

319,000	KGI Securities Ltd.	145,706

17,000	MediaTek	202,923

63,000	Siliconware Precision Industries — ADR	390,600

53,000	Taiwan Semiconductor Manufacturing Co. Ltd.	498,730

172,000	TSRC	209,501

259,000	Yuanta Financial Holding Ltd.	174,297

141,000	Zinwell	227,558

		2,209,320

Thailand (0.5%)

56,300	Bangkok Bank PCL	185,241

1,141,100	Charoen Pokphand Foods PCL	160,237

323,200	CP ALL PCL	162,359

		507,837

Turkey (0.5%)

55,898	Haci Omer Sabanci Holding AS	150,321

78,650	Turkiye Is Bankasi — Class C	231,939

69,900	Turkiye Vakiflar Bankasi Tao — Class D	105,792

		488,052

	Total Common Stocks (Identified Cost $86,487,786)	94,254,638

	Total Investments (98.5%) (Identified Cost $86,487,786)[1]	94,254,638

	Total Other Assets Less Liabilities (1.5%)	1,448,069

	Total Net Assets (100.0%)	$95,702,707

* Non-income producing security.

1 See Note 6 for important tax information.

ADR — American Depositary Receipt

June 30, 2009	44	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Total Return Fund

Shares		Value

COMMON STOCKS (29.0%)
Aerospace & Defense (0.9%)

5,100	Boeing	$216,750

Capital Markets (1.1%)

10,000	Morgan Stanley	285,100

Computers & Peripherals (4.9%)

18,200	Hewlett-Packard	703,430

5,056	International Business Machines	527,948

		1,231,378

Containers & Packaging (0.6%)

11,000	Temple-Inland	144,320

Diversified Telecommunication Services (1.1%)

9,000	Verizon Communications	276,570

Hotels, Restaurants & Leisure (0.5%)

2,350	McDonald’s	135,101

Industrial Conglomerates (3.0%)

8,411	3M	505,501

10,000	Carlisle	240,400

		745,901

Internet & Catalog Retail (0.3%)

2,000	NetFlix*	82,680

Internet Software & Services (1.6%)

15,000	Akamai Technologies*	287,700

250	Google — Class A*	105,397

		393,097

Machinery (2.5%)

9,000	Bucyrus International — Class A	257,040

9,800	CIRCOR International	231,378

4,000	Joy Global	142,880

		631,298

Metals & Mining (0.5%)

6,600	Vale SA —Class B	116,358

Oil, Gas & Consumable Fuels (5.8%)

4,100	Apache	295,815

13,000	Linn Energy LLC[1]	254,410

12,683	Massey Energy	247,826

Shares		Value

9,486	Royal Dutch Shell PLC — Class A — ADR	$476,102

12,500	Williams Cos	195,125

		1,469,278

Semiconductors & Semiconductor Equipment (0.4%)

10,000	Nvidia*	112,900

Specialty Retail (4.1%)

20,000	Home Depot	472,600

5,000	J Crew Group*	135,100

12,500	Lowe’s	242,625

17,073	Sonic Automotive — Class A	173,462

		1,023,787

Tobacco (1.7%)

27,000	Altria Group	442,530

	Total Common Stocks (Identified Cost $6,986,706)	7,307,048

EXCHANGE TRADED FUNDS (56.8%)
40,150	Consumer Discretionary Select Sector SPDR Fund	926,662

32,700	Consumer Staples Select Sector SPDR Fund	751,773

9,000	Energy Select Sector SPDR Fund	432,630

138,000	Financial Select Sector SPDR Fund	1,651,860

77,350	Health Care Select Sector SPDR Fund	2,035,079

	iShares Dow Jones US Basic Materials Sector Index Fund	867,800

10,222	iShares Dow Jones US Broker Dealers Index Fund	261,683

15,900	iShares Dow Jones US Energy Sector Index Fund	455,535

	iShares iBoxx Investment Grade Corporate Bond Fund	300,840

77,500	iShares MSCI Emerging Markets Index Fund	2,497,825

15,750	Powershares QQQ	572,985

51,734	ProShares Ultra S&P500	1,352,327

35,000	ProShares UltraShort Gold	535,150

20,940	Rydex S&P Equal Weight Technology ETF	715,101

See Notes to Financial Statements	45	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Total Return Fund

Shares		Rate	Value

51,000	Technology Select Sector SPDR Fund		$926,670

			14,283,920

	Total Exchange Traded Funds (Identified Cost $15,583,129)		14,283,920

PREFERRED STOCKS (3.8%)
Capital Markets (0.9%)

10,000	Goldman Sachs Group	6.200%	227,500

Industrial-Other (2.9%)

21,400	CORTS Trust for Walt Disney	6.875%	538,210

8,000	PreferredPlus Trust — CCR1 — Class 1	7.250%	178,720

			716,930

	Total Preferred Stocks (Identified Cost $948,891)		944,430

Shares		Value

INVESTMENT COMPANIES (1.7%)
Investment Companies (1.7%)

20,000	Evergreen Income Advantage Fund	$162,200

57,384	Neuberger Berman Income Opportunity Fund	262,245

		424,445

	Total Investment Companies (Identified Cost $459,527)	424,445

	Total Investments (91.3%) (Identified Cost $23,978,253)[2]	22,959,843

	Total Other Assets Less Liabilities (8.7%)	2,195,091

	Total Net Assets (100.0%)	$25,154,934

* Non-income producing security.

1 Security considered a Master Limited Partnership. At June 30, 2009, these securities amounted to $254,410 or 1.0% of net assets.

2 See Note 6 for important tax information.

ADR — American Depositary Receipt

MSCI — Morgan Stanley Capital International

SPDR — Standard & Poor’s Depositary Receipt

June 30, 2009	46	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Strategic Alternatives Fund

Shares		Value

EXCHANGE TRADED FUNDS (40.5%)
359,400	iShares Cohen & Steers Realty Majors Index Fund	$12,916,836

104,550	Market Vectors — Coal ETF	2,418,242

56,000	Market Vectors — Steel Index Fund	2,359,280

626,300	SPDR DJ Wilshire International Real Estate	17,993,599

145,818	Vanguard REIT ETF	4,521,816

	Total Exchange Traded Funds (Identified Cost $59,782,641)	40,209,773

EXCHANGE TRADED NOTE (17.1%)
Exchange Traded Note (17.1%)

384,500	iPath Optimized Currency Carry*	17,006,435

	Total Exchange Traded Note (Identified Cost $19,105,315)	17,006,435

Principal Amount

STRUCTURED NOTES (20.6%)
$6,500,000	Svensk Exportkredit AB CTI Note[1],2 0.049%, 08/12/2009	9,495,200

8,000,000	Svensk Exportkredit AB MTN — Linked to DB Balanced Currency Harvest Index[1]* 0.000%, 04/28/2011	7,174,400

4,500,000	Svensk Exportkredit AB MTN — Linked to DB Balanced Currency Harvest Index[1]* 0.000%, 03/16/2012	3,825,000

		20,494,600

	Total Structured Notes (Identified Cost $19,000,000)	20,494,600

Principal Amount		Value

U.S. GOVERNMENT AND AGENCY SECURITIES (18.1%)
Federal Farm Credit Bank (FFCB) (10.1%)

$10,000,000	FFCB[2] 0.235%, 06/22/2010	$9,992,340

Federal Home Loan Bank (FHLB) (8.0%)

8,000,000	FHLB[2] 0.244%, 08/13/2009	7,999,512

	Total U.S. Government And Agency Securities (Identified Cost $18,004,541)	17,991,852

	Total Investments (96.3%) (Identified Cost $115,892,497)[3]	95,702,660

	Total Other Assets Less Liabilities (3.7%)	3,716,587

	Total Net Assets (100.0%)	$99,419,247

* Non-income producing security.

1 Fair Valued security under procedures established by the Fund’s Board of Trustees.

2 Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2009.

3 See Note 6 for important tax information.

CTI — Comparative Tracking Index

ETF — Exchange Traded Fund

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

See Notes to Financial Statements	47	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Frontier Markets Fund

Shares		Value

COMMON STOCKS (5.3%)
Commercial Banks (1.6%)

13,000	Banco Macro SA — ADR *	$210,470

1,800	Banque Audi sal- Audi Saradar Group	117,000

11,000	BBVA Banco Frances SA — ADR *	51,590

1,700	BLOM Bank SAL	124,100

		503,160

Diversified Telecommunication Services (0.9%)

22,500	Telecom Argentina SA — ADR *	288,675

Food Products (0.4%)

11,000	Cresud SACIF y A — ADR	103,730

Oil, Gas & Consumable Fuels (0.5%)

25,500	Petrobras Energia Participaciones SA — ADR	151,470

Real Estate (1.9%)

24,500	Solidere*	586,775

	Total Common Stocks (Identified Cost $1,551,521)	1,633,810

EXCHANGE TRADED PRODUCTS (36.8%)
219,124	Barclays Middle East Equities Non ETN*[1]	5,336,984

10,150	DB X-Trackers FTSE Vietnam ETF*	440,098

30,206	Market Vectors — Gulf States ETF[1]	620,126

147,500	Market Vectors Africa Index ETF[1]	3,954,490

40,899	PowerShares MENA Frontier Countries Portfolio*	533,323

39,590	WisdomTree Middle East Dividend Fund	557,427

	Total Exchange Traded Products (Identified Cost $9,640,785)	11,442,448

INVESTMENT COMPANY (5.8%)
1,800,000	Accessor U.S. Government Money	1,800,000

	Total Investment Company (Identified Cost $1,800,000)	1,800,000

Principal Amount		Value

U.S. GOVERNMENT AND AGENCY SECURITIES (24.2%)
Federal National Mortgage Corp (FNMA) (17.8%)

$5,500,000	FNMA 1.875%, 04/08/2011	$5,525,982

U.S. Treasury Bonds & Notes (6.4%)

2,000,000	United States Treasury Bill[2,3] 0.371%, 9/24/2009	1,999,174

	Total U.S. Government and Agency Securities (Identified Cost $7,498,253)	7,525,156

Shares

WARRANTS (15.7%)
9,500	MSCI GCC Countries Ex-Saudi Arabia, Expires 02/24/10, Strike Price: $0.000001*[1]	4,877,300

	Total Warrants (Identified Cost $4,401,614)	4,877,300

	Total Investments (87.8%) (Identified Cost $24,892,173)[4]	27,278,714

	Total Other Assets Less Liabilities (12.2%)	3,778,310

	Total Net Assets (100.0%)	$31,057,024

* Non-income producing security.

1 Fair Valued security under procedures established by the Fund’s Board of Trustees.

2 Rate shown represents the bond equivalent yield to maturity at date of purchase.

3 Security, or a portion of, has been pledged as collateral for swap contracts.

4 See Note 6 for important tax information.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

GCC — Gulf Cooperation Council

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

June 30, 2009	48	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Frontier Markets Fund

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain (Loss)
Barclays Capital	Eastern Europe Basket of Securities	1-month LIBOR plus 85 Bps	Total Return	04/29/2010	4,089,299	$42,959
Barclays Capital	MSCI GCC Countries Ex-Saudi Arabia	1-month LIBOR plus 50 Bps	Price Return	04/26/2010	6,823,487	(179,337)
						$(136,378)

See Notes to Financial Statements	49	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor High Yield Bond Fund

Principal Amount		Value

CORPORATE BONDS (98.0%)
Automobiles (1.9%)

$1,000,000	Ford Motor 6.500%, 08/01/2018	$590,000

1,500,000	Penske Auto Group 7.750%, 12/15/2016	1,211,250

		1,801,250

Computers & Peripherals (2.0%)

1,000,000	GameStop 8.000%, 10/01/2012	1,012,500

1,000,000	Maxtor 2.375%, 08/15/2012	856,250

		1,868,750

Consumer Finance (2.1%)

1,500,000	Ford Motor Credit LLC 8.000%, 06/01/2014	1,213,677

1,000,000	GMAC LLC[1] 6.750%, 12/01/2014	785,000

		1,998,677

Electric Utilities (2.5%)

1,000,000	Mirant Americas Generation LLC[1] 8.500%, 10/01/2021	790,000

1,000,000	PSEG Energy Holdings LLC 8.500%, 06/15/2011	1,009,616

1,000,000	Texas Competitive Electric Holdings LLC 10.250%, 11/01/2015	622,500

		2,422,116

Electrical Equipment (1.9%)

1,000,000	L-3 Communications 5.875%, 01/15/2015	887,500

1,000,000	Sanmina-SCI[1,2] 3.379%, 06/15/2010	960,000

		1,847,500

Finance-Other (0.9%)

1,000,000	Pinnacle Foods Finance LLC 10.625%, 04/01/2017	845,000

Food & Staples Retailing (3.2%)

1,500,000	Chiquita Brands International 4.250%, 08/15/2016	1,053,750

1,000,000	Ingles Markets[1] 8.875%, 05/15/2017	985,000

Principal Amount		Value

$1,000,000	SUPERVALU 7.500%, 05/15/2012	$990,000

		3,028,750

Health Care Providers & Services (3.7%)

1,000,000	Community Health Systems 8.875%, 07/15/2015	980,000

1,000,000	HCA 9.000%, 12/15/2014	828,847

1,000,000	LifePoint Hospitals 3.500%, 05/15/2014	802,500

1,000,000	Tenet Healthcare 9.250%, 02/01/2015	915,000

		3,526,347

Industrial Energy (2.0%)

1,000,000	Arch Western Finance LLC 6.750%, 07/01/2013	912,500

1,500,000	Massey Energy 3.250%, 08/01/2015	990,000

		1,902,500

Industrial-Automotive (1.6%)

1,500,000	Goodyear Tire & Rubber 10.500%, 05/15/2016	1,515,000

Industrial-Basic (1.0%)

1,000,000	Nalco Finance Holdings[3] 9.000%, 02/01/2014	980,000

Industrial-Capital Goods (2.0%)

1,000,000	Case New Holland 7.125%, 03/01/2014	912,500

1,000,000	Columbus McKinnon 8.875%, 11/01/2013	1,001,250

		1,913,750

Industrial-Energy (11.8%)

1,000,000	Berry Petroleum 8.250%, 11/01/2016	857,500

1,000,000	Chesapeake Energy 2.250%, 12/15/2038	613,750

1,000,000	KCS Energy 7.125%, 04/01/2012	942,500

June 30, 2009	50	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor High Yield Bond Fund

Principal Amount		Value
Industrial-Energy (continued) (11.8%)

$1,500,000	MarkWest Energy Partners[1] 6.875%, 11/01/2014	$1,237,500

950,000	NRG Energy 8.500%, 06/15/2019	920,313

1,500,000	Parker Drilling 2.125%, 07/15/2012	1,140,000

1,000,000	Plains Exploration & Production 7.000%, 03/15/2017	875,000

1,000,000	Quicksilver Resources 7.125%, 04/01/2016	780,000

1,000,000	Regency Energy Partners 8.375%, 12/15/2013	965,000

1,000,000	SunPower 1.250%, 02/15/2027	766,250

1,500,000	Targa Resources Partners 8.250%, 07/01/2016	1,271,250

1,000,000	Western Refining[1] 11.250%, 06/15/2017	887,500

		11,256,563

Industrial-Gaming (1.9%)

1,000,000	MGM Mirage[1] 11.125%, 11/15/2017	1,060,000

1,000,000	River Rock Entertainment 9.750%, 11/01/2011	750,000

		1,810,000

Industrial-Health Care (5.8%)

1,000,000	Alliance HealthCare Services 7.250%, 12/15/2012	970,000

1,000,000	AMR HoldCo 10.000%, 02/15/2015	1,015,000

1,000,000	DaVita 6.625%, 03/15/2013	942,500

1,000,000	Healthsouth 10.750%, 06/15/2016	1,005,000

1,000,000	Omnicare 3.250%, 12/15/2035	692,500

1,000,000	Universal Hospital Services 8.500%, 06/01/2015	942,500

		5,567,500

Principal Amount		Value
Industrial-Media Cable (3.4%)

$1,000,000	CSC Holdings 7.625%, 07/15/2018	$926,250

1,000,000	DirecTV Holdings LLC 6.375%, 06/15/2015	925,000

1,500,000	Mediacom LLC 9.500%, 01/15/2013	1,428,750

		3,280,000

Industrial-Media-Non-Cable (1.2%)

1,500,000	Marquee Holdings[3] 9.505%, 08/15/2014	1,155,000

Industrial-Other (14.8%)

1,000,000	Corrections Corp of America 6.250%, 03/15/2013	947,500

1,000,000	Domtar 10.750%, 06/01/2017	960,000

1,000,000	Exopack Holding 11.250%, 02/01/2014	820,000

1,000,000	Georgia-Pacific LLC 9.500%, 12/01/2011	1,030,000

1,000,000	Graham Packaging 9.875%, 10/15/2014	930,000

1,000,000	Graphic Packaging International 9.500%, 08/15/2013	955,000

1,500,000	Hertz 7.625%, 06/01/2012	1,230,000

1,000,000	Interface[1] 11.375%, 11/01/2013	1,035,000

1,250,000	Lennar 5.600%, 05/31/2015	984,375

1,000,000	Rock-Tenn 5.625%, 03/15/2013	898,750

1,000,000	Rockwood Specialties 7.500%, 11/15/2014	940,000

1,000,000	RSC Equipment Rental 9.500%, 12/01/2014	802,500

1,000,000	Service International 7.500%, 04/01/2027	785,000

1,000,000	Solo Cup 8.500%, 02/15/2014	820,000

See Notes to Financial Statements	51	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor High Yield Bond Fund

Principal Amount		Value
Industrial-Other (continued) (14.8%)

$1,000,000	WMG Acquisition[1] 9.500%, 06/15/2016	$995,000

		14,133,125

Industrial-Other Consumer Cyclicals (3.5%)

1,000,000	Carrols 9.000%, 01/15/2013	937,500

1,500,000	Denny’s Holdings 10.000%, 10/01/2012	1,455,000

1,000,000	Land O’ Lakes 8.750%, 11/15/2011	1,005,000

		3,397,500

Industrial-Other Consumer Non-Cyclicals (1.0%)

1,000,000	Visant Holding[3] 10.250%, 12/01/2013	992,500

Industrial-Retailers (7.3%)

1,000,000	AmeriGas Partners 7.125%, 05/20/2016	915,000

1,000,000	Ferrellgas Partners 8.750%, 06/15/2012	930,000

1,000,000	Jo-Ann Stores 7.500%, 03/01/2012	940,000

1,000,000	Pantry 3.000%, 11/15/2012	767,500

907,000	Phillips-Van Heusen 8.125%, 05/01/2013	891,127

1,000,000	Rite Aid 7.500%, 03/01/2017	782,500

1,000,000	Toys R US 7.875%, 04/15/2013	835,000

1,000,000	Vitamin Shoppe Industries[2] 8.383%, 08/15/2009	945,000

		7,006,127

Industrial-Technology (3.1%)

1,000,000	First Data[1] 9.875%, 09/24/2015	710,000

1,500,000	Sungard Data Systems 10.250%, 08/15/2015	1,385,625

1,000,000	Viasystems 10.500%, 01/15/2011	890,000

		2,985,625

Principal Amount		Value
Industrial-Telecommunications-Wired (5.1%)

$1,000,000	Frontier Communications 9.000%, 08/15/2031	$825,000

1,000,000	PAETEC Holding[1] 8.875%, 06/30/2017	940,000

1,000,000	Qwest Communications International 7.500%, 02/15/2014	912,500

1,000,000	Sprint Nextel 6.000%, 12/01/2016	817,500

500,000	Syniverse Technologies 7.750%, 08/15/2013	470,000

1,000,000	Windstream 7.000%, 03/15/2019	870,000

		4,835,000

Industrial-Telecommunication-Wireless (3.0%)

500,000	Intelsat Jackson Holdings Ltd. 9.250%, 06/15/2016	442,500

500,000	Intelsat Subsidiary Holding Ltd. 8.875%, 01/15/2015	482,500

1,000,000	MetroPCS Wireless 9.250%, 11/01/2014	993,750

1,000,000	Telesat Canada[1] 12.500%, 11/01/2017	985,000

		2,903,750

Industrial-Transportation (1.0%)

1,000,000	RailAmerica[1] 9.250%, 07/01/2017	965,000

Insurance (0.9%)

1,000,000	Fairfax Financial Holdings Ltd. 7.750%, 06/15/2017	895,000

Media (1.4%)

1,500,000	Liberty Media LLC 5.700%, 05/15/2013	1,297,500

Real Estate (1.8%)

1,000,000	Felcor Lodging 9.000%, 06/01/2011	880,000

1,000,000	Host Hotels & Resorts[1] 2.625%, 04/15/2027	848,750

		1,728,750

June 30, 2009	52	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor High Yield Bond Fund

Principal Amount		Value
Semiconductors & Semiconductor Equipment (0.5%)

$1,125,000	Conexant Systems 4.000%, 03/01/2026	$485,156

Specialty Retail (1.0%)

1,000,000	Sally Holdings LLC 9.250%, 11/15/2014	995,000

Textiles, Apparel & Luxury Goods (1.0%)

1,000,000	Levi Strauss 9.750%, 01/15/2015	982,500

Transportation (1.0%)

1,000,000	Kansas City Southern Railway 8.000%, 06/01/2015	930,000

Utilities (2.7%)

1,000,000	AES 7.750%, 03/01/2014	947,500

1,000,000	Edison Mission Energy 7.200%, 05/15/2019	745,000

1,000,000	Suburban Propane Partners 6.875%, 12/15/2013	920,000

		2,612,500

	Total Corporate Bonds (Identified Cost $91,568,838)	93,863,736

	Total Investments (98.0%) (Identified Cost $91,568,838)[4]	93,863,736

	Total Other Assets Less Liabilities (2.0%)	1,956,013

	Total Net Assets (100.0%)	$95,819,749

1 Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

2 Represents an adjustable rate security. Rate disclosed is as of June 30, 2009.

3 Represents a step bond. Rate disclosed is the effective yield as of June 30, 2009.

4 See Note 6 for important tax information.

See Notes to Financial Statements	53	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Investment Grade Fixed-Income Fund

Principal Amount		Value

ASSET BACKED SECURITIES (6.4%)
$85,925,761	Bear Stearns Commercial Mortgage Securities[1,2,4] 0.270%, 11/11/2041	$1,040,105

20,153,044	Captec Franchise Trust[1,2,4,7] 0.926%, 10/25/2018	280,542

1,060,000	CBC Insurance Revenue Securitization LLC[2,7] 8.880%, 02/15/2023	921,882

385,000	CDO Repack SPC Ltd.[2,7] 7.110%, 05/20/2030	155,039

715,324	CDO Repackaging Trust Series[1,2,7] 2.931%, 01/17/2036	346,036

350,929	Centex Home Equity Company, LLC[1,2,7] 3.814%, 07/25/2034	44,708

12,320,689	CNL Funding[1,2,4,7] 1.477%, 09/18/2012	284,608

910,000	Commercial Industrial Finance[1,2,7] 4.668%, 03/01/2021	53,781

98,496	Countrywide Home Loan Mortgage Pass Through Trust 5.250%, 12/25/2009	98,762

9,153,692	Falcon Franchise Loan[1,2,4,7] 3.604%, 06/05/2020	856,786

236,282	Falcon Franchise Loan[2,7] 6.067%, 01/05/2023	253,531

548,523	Falcon Franchise Loan[2] 4.856%, 01/05/2025	461,869

250,000	Falcon Franchise Loan[2,7] 7.074%, 01/05/2025	85,625

3,325,560	Falcon Franchise[1,2,4,7] 3.317%, 01/05/2023	232,457

236,853	Home Equity Mortgage Trust[3] 5.367%, 07/25/2036	46,388

1,711,957	Luxembourg Fund Holdings of KODIAK Currency[1,2,7] 2.486%, 08/07/2037	34,024

947,994	Orion Ltd. CDO[1,2,7] 3.823%, 09/10/2046	18,836

2,150,000	Restructured Asset Securities[1,2,7] 2.278%, 01/29/2022	549,245

		5,764,224

	Total Asset Backed Securities (Identified Cost $15,503,725)	5,764,224

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (46.5%)
$ 230,533	Attentus CDO Ltd.[2,7] 9.532%, 10/11/2042	$2,490

1,000,000	Banc of America Large Loan[1,2] 3.319%, 03/15/2022	268,659

1,000,000	Banc of America SST[2] 6.274%, 10/11/2033	812,836

1,717,887	Capco America Securitization Corp.[1] 2.499%, 10/15/2030	1,154

12,782	Collateralized Mortgage Securities 9.450%, 02/01/2017	13,988

870,000	Commercial Mortgage[1,2] 7.197%, 02/14/2034	717,246

1,040,480	Countrywide Alternative Loan Trust 6.000%, 05/25/2036	546,090

611,000	Entertainment Properties Trust[2] 6.223%, 02/15/2018	380,194

34,183	FHLMC — Gold 5.500%, 06/01/2038	35,334

805,378	FHLMC — Gold 5.500%, 07/01/2038	832,507

546,626	FHLMC 4.500%, 03/15/2019	565,851

691,728	FHLMC 6.000%, 02/15/2034	719,857

1,720,000	FHLMC 5.500%, 10/15/2034	1,730,086

1,955,469	FNMA 5.580%, 06/01/2011	2,052,897

121,965	FNMA 6.000%, 09/01/2022	128,928

239,086	FNMA 5.500%, 02/01/2023	250,727

489,922	FNMA 5.500%, 10/01/2023	513,365

270,992	FNMA 5.500%, 11/01/2023	283,959

2,271,000	FNMA 5.500%, 11/25/2032	2,378,488

584,498	FNMA 6.000%, 03/01/2033	611,055

June 30, 2009	54	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Investment Grade Fixed-Income Fund

Principal Amount		Value
$ 305,331	FNMA[1] 3.950%, 05/01/2034	$314,196

1,373,296	FNMA[1] 0.962%, 02/25/2035	6,940

15,901	FNMA 5.500%, 06/01/2036	16,448

38,392	FNMA 6.000%, 04/01/2037	40,180

941,645	FNMA 6.000%, 06/01/2037	985,509

755,124	FNMA 5.500%, 08/01/2037	780,602

940,279	FNMA 6.000%, 09/01/2037	984,960

817,474	FNMA 6.000%, 10/01/2037	855,554

933,088	FNMA 6.000%, 10/01/2037	976,553

939,412	FNMA 6.000%, 11/01/2037	983,172

83,834	FNMA 6.000%, 02/01/2038	87,721

925,203	FNMA 5.500%, 03/01/2038	956,367

2,375,111	FNMA 5.500%, 05/01/2038	2,455,114

947,404	FNMA 6.000%, 09/01/2038	991,334

897,830	FNMA 6.000%, 09/01/2038	939,462

439,533	FNMA 6.000%, 11/01/2038	459,914

369,219	FNMA 6.000%, 11/01/2038	386,340

642,705	FNMA 5.500%, 02/01/2039	664,354

1,831,585	FNMA 4.000%, 06/01/2039	1,775,345

668,415	FNMA 4.000%, 06/01/2039	647,891

42,481,953	FNMA[1,4] 0.000%, 06/17/2040	5,854

Principal Amount		Value
$ 1,530,000	GMAC Mortgage Corp. Loan Trust[1] 4.291%, 12/19/2033	$1,455,492

13,751,250	GNMA TRUST IO1,4 0.640%, 01/16/2042	259,479

136,995	GNMA 3.360%, 08/16/2022	137,678

1,635,422	GNMA 6.000%, 12/15/2037	1,705,886

1,809,204	GNMA 6.000%, 08/15/2038	1,886,873

742,699	GNMA 6.000%, 11/15/2038	773,263

12,607,846	GNMA[1] 0.417%, 08/16/2043	186,751

877,041	Government Lease Trust[2] 4.000%, 05/18/2011	906,031

10,590	Harborview Mortgage Loan Trust[1] 1.070%, 06/19/2034	4,810

551,219	JP Morgan Commercial Mortgage Securities 4.475%, 07/15/2041	549,051

2,839,176	LB Commercial Conduit Mortgage Trust[1,4] 0.900%, 10/25/2026	1,400

1,014,000	LB-UBS Commercial Mortgage Trust[1] 4.333%, 02/15/2037	586,060

282,835,992	LB-UBS Commercial Mortgage Trust[1,2] 0.043%, 06/15/2038	280,602

250,000	LNR CDO Ltd.[7] 6.000%, 02/28/2043	4,992

1,298,453	Marathon Structured Finance CDO Ltd.[1,2,7] 4.492%, 07/26/2046	798,938

19,265,711	Merrill Lynch Mortgage Investments[1,4] 0.756%, 11/15/2026	518,932

1,000,000	Morgan Stanley Capital I1,2 7.151%, 06/03/2030	560,000

650,000	Preferred Term Securities XIII Ltd.[1,2] 2.184%, 03/24/2034	78,000

128,721,363	Salomon Brothers Mortgage Securities VII[1,2] 1.133%, 11/13/2011	2,059,323

See Notes to Financial Statements	55	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Investment Grade Fixed-Income Fund

Principal Amount		Value
$1,907,680	Washington Mutual[1] 5.613%, 01/25/2036	$705,536

		41,618,618

	Total Collateralized Mortgage Obligations (Identified Cost $50,153,186)	41,618,618

CORPORATE BONDS (35.0%)
Diversified Financial Services (2.4%)

500,000	General Electric Capital 5.720%, 08/22/2011	504,754

725,000	General Electric Capital 6.900%, 09/15/2015	726,737

400,000	General Electric Capital 5.400%, 02/15/2017	387,286

600,000	General Electric Capital 6.150%, 08/07/2037	494,226

		2,113,003

Electric Utilities (3.5%)

1,200,000	Dominion Resources[1] 1.664%, 06/17/2010	1,194,154

1,000,000	FPL Group Capital[1] 1.494%, 06/17/2011	1,010,291

766,722	MP Environmental Funding LLC[7] 4.982%, 07/15/2014	916,079

		3,120,524

Finance-Banking (16.1%)

1,700,000	American General Finance 5.375%, 09/01/2009	1,648,568

600,000	Bank of America 5.750%, 12/01/2017	534,257

800,000	Bank of America 5.650%, 05/01/2018	706,905

1,800,000	Bank of America[5] 8.846%, 07/17/2028	235,283

810,000	Centura Capital Trust[2] 8.845%, 06/01/2027	631,912

3,000,000	Citigroup 6.125%, 11/21/2017	2,630,283

240,000	Colonial Bank NA Montgomery 9.375%, 06/01/2011	170,618

Principal Amount		Value
$ 500,000	Goldman Sachs Group 6.250%, 09/01/2017	$495,493

1,000,000	Goldman Sachs Group 5.950%, 01/18/2018	969,959

1,300,000	HSBC Holdings PLC 6.800%, 06/01/2038	1,306,452

200,000	HSBC[1] 2.013%, 09/29/2049	93,000

500,000	JPMorgan Chase Bank[1] 0.959%, 06/13/2016	407,612

1,000,000	M&T Trust[1,2] 2.097%, 04/01/2013	785,987

800,000	Morgan Stanley[1] 0.848%, 01/09/2014	718,226

200,000	Royal Bank of Scotland Group PLC 5.000%, 10/01/2014	159,882

100,000	Royal Bank of Scotland Group PLC[1,9] 7.648%, 08/31/2049	49,500

300,000	SLM[1] 1.322%, 10/25/2011	243,070

700,000	Wachovia Bank[1] 1.806%, 05/14/2010	700,041

1,500,000	Wachovia Bank 4.800%, 11/01/2014	1,453,819

400,000	Wachovia Bank[1] 0.959%, 03/15/2016	315,780

100,000	Wachovia 5.300%, 10/15/2011	104,210

		14,360,857

Finance-Broker Related (Brokerage) (3.4%)

300,000	Goldman Sachs Group 6.150%, 04/01/2018	292,073

270,000	Jefferies Group 6.250%, 01/15/2036	186,266

900,000	JPMorgan Chase 5.375%, 10/01/2012	942,547

695,000	Lehman Brothers Holdings[6] 5.750%, 04/25/2011	102,512

1,300,000	Lehman Brothers Holdings[6] 6.875%, 05/02/2018	208,000

June 30, 2009	56	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Investment Grade Fixed-Income Fund

Principal Amount		Value
Finance-Broker Related (Brokerage) (continued) (3.4%)

$ 200,000	Morgan Stanley 6.750%, 04/15/2011	$209,514

1,100,000	Morgan Stanley 6.625%, 04/01/2018	1,096,597

		3,037,509

Finance-Other (2.0%)

1,400,000	American Express Credit 5.875%, 05/02/2013	1,390,156

250,000	NLV Financial[2] 7.500%, 08/15/2033	188,012

1,000,000	Regional Diversified Funding [1,2,7] 2.412%, 01/25/2036	241,300

		1,819,468

Financial (1.0%)

200,000	Citigroup 8.500%, 05/22/2019	203,448

800,000	Morgan Stanley[1] 1.611%, 07/15/2009	685,553

		889,001

Industrial-Capital Goods (1.0%)

1,000,000	Eaton 6.500%, 06/01/2025	928,750

Industrial-Energy (1.6%)

700,000	Suncor Energy 6.850%, 06/01/2039	688,316

750,000	Sunoco 9.000%, 11/01/2024	769,798

		1,458,114

Industrial-Other (1.4%)

1,300,000	Barnett Capital III[1] 1.653%, 02/01/2027	689,688

1,625,000	Canal Pointe LLC[1,2,7] 4.048%, 06/25/2014	544,375

		1,234,063

Industrial-Telecommunications-Wired (1.3%)

1,000,000	AT&T 8.000%, 11/15/2031	1,154,181

Principal Amount		Value
Insurance (0.5%)

$ 200,000	International Lease Finance 5.750%, 06/15/2011	$165,852

400,000	International Lease Finance[1] 1.489%, 07/13/2012	288,382

		454,234

Utilities (0.8%)

700,000	Entergy Arkansas 4.500%, 06/01/2010	709,090

	Total Corporate Bonds (Identified Cost $34,898,196)	31,278,794

MUNICIPAL BONDS (4.8%)
1,000,000	Chicago Transit Authority 6.899%, 12/01/2040	1,069,570

1,100,000	Chicago Transit Authority 6.899%, 12/01/2040	1,176,527

900,000	Florida State Turnpike Authority 6.800%, 07/01/2039	907,767

250,000	Fort Walton Defense Housing[5] 5.208%, 10/15/2009	247,658

900,000	Port Authority of New York & New Jersey 5.859%, 12/01/2024	921,465

		4,322,987

	Total Municipal Bonds (Identified Cost $4,143,441)	4,322,987

U.S. GOVERNMENT AND AGENCY SECURITIES (9.0%)
Department of Housing & Urban Development (HUD) (0.3%)

295,000	HUD 6.330%, 08/01/2013	295,676

Federal Home Loan Mortgage Corp (FHLMC) (1.7%)

1,825,000	FHLMC[5] 6.750%, 09/15/2014	1,499,936

7,747	FHLMC[1] 7.000%, 01/15/2037	6,625

		1,506,561

Federal Home Loan Mortgage Corp (FHLMC) — Discount Note (0.2%)

137,000	FHLMC[5] 0.280%, 11/23/2009	136,873

See Notes to Financial Statements	57	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Investment Grade Fixed-Income Fund

Principal Amount		Value

Federal National Mortgage Association (FNMA) (1.1%)

$ 450,000	FNMA 5.500%, 07/30/2025	$445,531

500,000	FNMA 6.000%, 07/25/2033	525,288

		970,819

Federal National Mortgage Association (FNMA) — Discount Note (0.6%)

400,000	FNMA [5] 0.025%, 07/21/2009	399,980

181,000	FNMA[5] 0.081%, 11/18/2009	180,839

		580,819

Small Business Administration-Pass-Through-Agency (SBA) (1.0%)

900,200	SBA 4.640%, 05/01/2023	927,501

U.S. Treasury Bonds & Notes (4.1%)

59,000	U.S. Treasury Note[11] 0.875%, 04/30/2011	58,827

36	U.S. Treasury STRIP[5,8] 0.000%, 11/15/2017	26

226,254	United States Treasury Inflation Indexed Bonds 2.000%, 07/15/2014	231,557

422,960	United States Treasury Inflation Indexed Bonds 2.375%, 01/15/2017	441,333

1,887,080	United States Treasury Inflation Indexed Bonds 2.125%, 01/15/2019	1,948,999

429,752	United States Treasury Inflation Indexed Bonds 2.000%, 01/15/2026	420,754

496,600	United States Treasury Inflation Indexed Bonds 2.500%, 01/15/2029	527,637

		3,629,133

	Total U.S. Government and Agency Securities (Identified Cost $8,292,151)	8,047,382

	Total Investments (101.7%) (Identified Cost $112,990,699)[10]	$91,032,005

Contracts		Value

WRITTEN OPTIONS (-0.0%)
8	CME APUT Euro Expires September 2009, Strike Price $98.50 Put	$(350)

	Total Written Options (Identified Proceeds $1,815)	(350)

	Total Liabilities Less Other Assets (-1.7%)	(1,538,721)

	Total Net Assets (100.0%)	$89,492,934
Principal Amount

FORWARD COMMITMENT
TBA Purchase Commitments at June 30, 2009 (Cost Payable $13,388,281) (15.1%)

$ 2,000,000	FNMA 5.500%, 07/01/2022	2,092,500

2,000,000	FNMA 5.500%, 07/01/2022	2,092,500

500,000	FNMA 4.000%, 08/13/2039	482,969

8,500,000	GNMA 6.000%, 07/21/2038	8,853,277

		$13,521,246

TBA Sale Commitments at June 30, 2009 (Proceeds Receivable $5,127,746) (-5.8%)

(1,000,000)	FNMA 6.000%, 07/01/2037	(1,045,000)

(1,000,000)	FNMA 6.000%, 07/01/2037	(1,045,000)

(3,000,000)	FNMA 5.500%, 07/14/2038	(2,064,376)

(1,000,000)	FNMA 5.500%, 07/14/2038	(1,032,188)

		$(5,186,564)

1 Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2009.

2 Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

June 30, 2009	58	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Investment Grade Fixed-Income Fund

3 Represents a step bond. Rate disclosed is the effective yield as of June 30, 2009.

4 Interest only security.

5 Represents a zero coupon bond. Rate disclosed is the effective yield as of June 30, 2009.

6 Security in default on interest payments.

7 Fair Valued security under procedures established by the Fund’s Board of Trustees.

8 Principal only security.

9 Perpetual Maturity date.

10 See Note 6 for important tax information.

11 Security, or a portion of, has been pledged as collateral for futures contracts.

CDO — Collateralized Debt Obligation

STRIP — Separate Trading of Registered Interest and Principal of Securities

OUTSTANDING FUTURES CONTRACTS

Type	Expiration	Contracts	Units Per Contract	Unrealized Appreciation/ (Depreciation)
90 Day Euro Future (Buy)	03/15/10	132	2,500	$439,726
90 Day Euro Future (Buy)	12/17/09	150	2,500	134,225
90 Day Euro Future (Buy)	06/14/10	20	2,500	(7,217)
U.S. 10 Year Treasury Note Future (Buy)	09/22/09	48	1,000	(23,734)
U.S. 2 Year Treasury Note Future (Buy)	10/01/09	3	2,000	(1,828)
U.S. 5 Year Treasury Note Future (Buy)	09/22/09	18	1,000	(35,155)

				$506,017

See Notes to Financial Statements	59	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Mortgage Securities Fund

Principal Amount		Value

ASSET BACKED SECURITIES (0.4%)
$171,609	JP Morgan Mortgage Acquisition[1] 0.374%, 03/25/2047	$123,227

126,937	Merrill Lynch First Franklin Mortgage Loan Trust[1] 0.434%, 04/25/2037	104,805

		228,032

	Total Asset Backed Securities (Identified Cost $283,972)	228,032

PROJECT LOANS (0.0%)
2,342	Merrill Lynch 42[2] 7.430%, 09/01/2022	2,356

	Total Project Loans (Identified Cost $2,411)	2,356

COLLATERALIZED MORTGAGE OBLIGATIONS (90.0%)
Collateralized Mortgage Obligation — Other (11.8%)

152,878	Banc of America Alternative Loan Trust (2003-10 6A2) 5.500%, 12/25/2018	144,709

213,182	Banc of America Alternative Loan Trust (2004-3 4A1) 5.000%, 04/25/2019	188,600

398,582	Bear Stearns Adjustable Rate Mortgage Trust[1] 4.767%, 12/25/2035	308,103

153,921	Countrywide Alternative Loan Trust 6.000%, 02/25/2017	150,602

78,579	Countrywide Alternative Loan Trust 5.000%, 07/25/2018	75,019

88,573	Countrywide Alternative Loan Trust 5.000%, 01/25/2020	78,359

399,226	Countrywide Alternative Loan Trust 5.500%, 01/25/2035	303,772

133,308	Countrywide Alternative Loan Trust 5.250%, 03/25/2035	99,902

581,020	Countrywide Alternative Loan Trust 5.500%, 07/25/2035	373,123

397,002	Countrywide Alternative Loan Trust 5.500%, 02/25/2036	298,620

347,275	Countrywide Alternative Loan Trust 5.750%, 03/25/2037	234,956

Principal Amount		Value

$ 256,498	Countrywide Home Loan Mortgage Pass Through Trust[1] 5.018%, 05/20/2034	$176,110

567,013	Deutsche ALT-A Securities Alternate Loan Trust[1] 0.814%, 02/25/2035	286,500

151,177	First Horizon Alternative Mortgage Securities 5.500%, 03/25/2035	124,653

418,288	GSR Mortgage Loan Trust[1] 5.171%, 10/25/2035	297,983

872,043	GSR Mortgage Loan Trust[1] 5.176%, 01/25/2036	584,730

187,122	GSR Mortgage Loan Trust 5.750%, 02/25/2036	170,147

279,375	GSR Mortgage Loan Trust[1] 0.504%, 08/25/2046	171,813

331,927	Indymac INDA Mortgage Loan Trust[1] 5.947%, 03/25/2037	198,075

214,138	JP Morgan Mortgage Trust 5.500%, 12/25/2019	202,695

182,440	Lehman Mortgage Trust 5.500%, 12/25/2035	137,855

281,999	Residential Accredit Loans 5.500%, 12/25/2017	264,110

184,461	Residential Accredit Loans 5.000%, 03/25/2019	168,724

401,346	Residential Accredit Loans 5.500%, 04/25/2035	296,766

460,000	Residential Funding Mortgage Securities I 5.250%, 07/25/2035	279,490

167,218	Residential Funding Mortgage Securities I 6.000%, 02/25/2037	142,207

1,742,907	Wells Fargo Alternative Loan Trust 6.000%, 06/25/2037	1,089,045

		6,846,668

Federal Home Loan Mortgage Corp (FHLMC) (1.9%)

252,591	FHLMC[1] 4.673%, 03/01/2038	257,157

456,029	FHLMC[1] 5.145%, 03/01/2038	472,921

June 30, 2009	60	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Mortgage Securities Fund

Principal Amount		Value
Federal Home Loan Mortgage Corp (FHLMC) (continued) (1.9%)

$ 349,398	FHLMC[1] 5.177%, 07/01/2038	$363,530

		1,093,608

Federal Home Loan Mortgage Corp (FHLMC)-Pass-Through- Agency (9.8%)

9,714	FHLMC - Gold 7.500%, 09/01/2014	10,336

227	FHLMC - Gold 7.000%, 06/01/2015	242

2,826	FHLMC - Gold 8.000%, 07/01/2024	3,124

33,523	FHLMC - Gold 8.000%, 07/01/2024	37,049

413	FHLMC - Gold 8.000%, 07/01/2024	456

2,073	FHLMC - Gold 8.000%, 08/01/2024	2,291

26,789	FHLMC - Gold 8.000%, 07/01/2025	29,589

264	FHLMC - Gold 8.000%, 09/01/2025	293

890	FHLMC - Gold 8.000%, 11/01/2025	985

3,660	FHLMC - Gold 8.000%, 12/01/2025	4,042

339	FHLMC - Gold 8.000%, 01/01/2026	376

6,734	FHLMC - Gold 8.000%, 06/01/2026	7,458

18,159	FHLMC - Gold 5.500%, 01/01/2029	18,868

1,857,759	FHLMC - Gold 4.500%, 03/01/2029	1,871,375

1,354,053	FHLMC - Gold 5.000%, 09/01/2033	1,384,678

1,856,731	FHLMC - Gold 5.500%, 08/01/2038	1,919,273

395,000	FHLMC - Gold 4.500%, 07/01/2039	393,700

		5,684,135

Principal Amount		Value
Federal National Mortgage Association (FNMA)- Pass-Through-Agency (65.3%)

$ 55,197	FNMA 7.500%, 09/01/2029	$60,132

6,406	FNMA 7.500%, 12/01/2031	6,993

14,962,545	FNMA 5.500%, 02/01/2033	15,539,859

3,467,402	FNMA 5.000%, 11/01/2033	3,547,464

859,676	FNMA 5.000%, 03/01/2034	879,522

235,332	FNMA 5.000%, 08/01/2034	240,335

77,202	FNMA 5.000%, 08/01/2034	78,984

604,134	FNMA 5.000%, 10/01/2034	618,081

343,689	FNMA 5.000%, 12/01/2034	351,623

3,512,748	FNMA 5.500%, 03/01/2035	3,642,795

1,129,777	FNMA 5.000%, 12/01/2035	1,154,977

2,733,062	FNMA 5.000%, 02/01/2036	2,792,313

280,525	FNMA 6.000%, 03/01/2036	293,855

951,314	FNMA 6.000%, 01/01/2037	996,520

167,474	FNMA 6.000%, 01/01/2037	175,433

1,450,000	FNMA 6.000%, 10/01/2037	1,517,544

1,040,895	FNMA 6.000%, 12/01/2037	1,089,382

335,478	FNMA[1] 4.467%, 06/01/2038	340,668

402,351	FNMA[1] 5.160%, 07/01/2038	418,726

338,595	FNMA[1] 4.837%, 08/01/2038	350,688

See Notes to Financial Statements	61	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Mortgage Securities Fund

Principal Amount		Value
Federal National Mortgage Association (FNMA)- Pass-Through-Agency (continued) (65.3%)

$ 435,550	FNMA[1] 5.319%, 08/01/2038	$454,718

20,722	FNMA 5.500%, 12/01/2038	21,420

24,648	FNMA 4.500%, 02/01/2039	24,631

1,830,026	FNMA 6.000%, 04/01/2039	1,914,701

164,697	FNMA 4.500%, 05/01/2039	164,567

240,000	FNMA 4.500%, 06/01/2039	239,810

65,000	FNMA 4.500%, 06/01/2039	64,949

385,000	FNMA 4.500%, 06/01/2039	384,695

50,000	FNMA 4.500%, 06/01/2039	49,960

195,000	FNMA 4.500%, 06/01/2039	194,846

80,000	FNMA 4.500%, 07/01/2039	79,937

		37,690,128

Federal National Mortgage Corp (FNMA) (0.8%)

827,460	FNMA[1,3] 5.000%, 10/01/2036	133,049

299,154	FNMA[4] 0.000%, 06/25/2039	244,893

593,476	FNMA[1,3] 5.500%, 05/01/2037	86,809

		464,751

Government National Mortgage Association (GNMA) (0.2%)

909,155	GNMA[1,3] 6.082%, 01/16/2038	100,337

Government National Mortgage Association (GNMA)-Pass- Through-Agency (0.2%)

35,232	GNMA 5.500%, 04/15/2014	36,881

3,171	GNMA 6.500%, 08/15/2014	3,387

Principal Amount		Value

$ 1,151	GNMA 8.000%, 03/15/2017	$1,234

19,273	GNMA 6.500%, 12/15/2023	20,482

35,420	GNMA 8.000%, 09/20/2026	38,929

3,742	GNMA 7.500%, 10/15/2029	4,107

		105,020

	Total Collateralized Mortgage Obligations (Identified Cost $53,014,910)	51,984,647

	Total Investments (90.4%) (Identified Cost $53,301,293)[5]	52,215,035

	Total Liabilities Less Other Assets (9.6%)	5,529,023

	Total Net Assets (100.0%)	$57,744,058

FORWARD COMMITMENTS
TBA Purchase Commitments at June 30, 2009 (Cost Payable $32,169,570) (56.1%)

100,000	FHLMC - Gold 6.000%, 07/15/2032	104,344

3,900,000	FHLMC - Gold 5.500%, 07/01/2037	4,025,533

100,000	FHLMC 6.000%, 08/15/2018	105,406

200,000	FHLMC 4.500%, 08/01/2019	203,188

2,900,000	FHLMC 5.000%, 07/01/2036	2,948,937

1,600,000	FNMA 30YR TBA 6.500%, 08/15/2037	1,697,000

900,000	FNMA 4.000%, 07/17/2018	900,000

100,000	FNMA 6.000%, 08/18/2021	105,531

1,700,000	FNMA 5.000%, 07/01/2022	1,758,970

1,000,000	FNMA 4.500%, 07/01/2037	997,812

June 30, 2009	62	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Mortgage Securities Fund

Principal Amount		Value
TBA Purchase Commitments at June 30, 2009 (continued) (Cost Payable $32,169,570) (56.1%)

$ 600,000	FNMA 6.000%, 07/01/2037	$627,000

2,100,000	FNMA 4.000%, 07/13/2039	2,034,375

2,200,000	GNMA 5.500%, 07/01/2033	2,271,500

11,600,000	GNMA 6.000%, 07/21/2038	12,082,119

1,500,000	GNMA 5.000%, 08/20/2038	1,522,968

1,000,000	GNMA 4.500%, 07/15/2039	998,125

		$32,382,808

TBA Sale Commitments at June 30, 2009 (Proceeds Receivable $22,648,677) (-39.4%)

(2,100,000)	FHLMC 4.500%, 07/13/2036	(2,090,155)

(100,000)	FNMA 5.000%, 07/12/2033	(101,813)

(115,000)	FNMA 4.500%, 08/01/2033	(114,317)

(4,200,000)	FNMA 6.000%, 08/01/2033	(4,374,560)

(11,800,000)	FNMA 5.500%, 08/01/2037	(12,135,568)

(3,800,000)	GNMA 6.000%, 08/01/2033	(3,948,436)

		$(22,764,849)

1 Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2009.

2 Fair Valued security under procedures established by the Fund’s Board of Trustees.

3 Interest only security.

4 Principal only security.

5 See Note 6 for important tax information.

TBA — To be announced.

See Notes to Financial Statements	63	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Limited Duration U.S. Government Fund

Principal Amount		Value

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (19.6%)
Federal Home Loan Mortgage Corp (FHLMC) (7.4%)

$ 135,868	FHLMC Stated Final 3.255%, 12/15/2010	$135,979

1,451,171	FHLMC 4.000%, 06/15/2013	1,486,957

1,239,635	FHLMC 5.250%, 05/15/2017	1,301,556

		2,924,492

Federal National Mortgage Association (FNMA) — Pass-Through-Agency (4.2%)

250,000	FNMA 4.500%, 09/25/2020	260,030

1,474,721	FNMA[1] 2.701%, 03/25/2027	1,397,842

		1,657,872

Federal National Mortgage Corp (FNMA) (8.0%)

1,134,439	FNMA 5.500%, 12/25/2014	1,204,909

1,883,615	FNMA 5.500%, 02/25/2017	1,970,568

		3,175,477

	Total Agency Collateralized Mortgage Obligations (Identified Cost $7,516,569)	7,757,841

U.S. AGENCY BONDS (74.0%)
Federal Farm Credit Bank (FFCB) (4.8%)

1,000,000	FFCB 3.950%, 07/15/2011	1,018,188

890,000	FFCB 3.750%, 09/29/2011	896,425

		1,914,613

Federal Home Loan Bank (FHLB) (7.6%)

1,000,000	FHLB 3.250%, 09/25/2009	1,007,015

1,000,000	FHLB 4.200%, 07/21/2011	1,002,050

1,000,000	FHLB 4.875%, 10/19/2011	1,012,760

		3,021,825

Principal Amount		Value

Federal Home Loan Mortgage Corp (FHLMC) — Pass-Through-Agency (12.4%)

$ 734,505	FHLMC — Gold 4.500%, 09/01/2013	$753,765

160,844	FHLMC — Gold 4.000%, 04/01/2014	163,681

1,540,023	FHLMC — Gold 4.000%, 05/01/2014	1,567,151

1,517,173	FHLMC — Gold 4.500%, 06/01/2014	1,558,656

816,200	FHLMC — Gold 5.000%, 10/01/2014	844,275

		4,887,528

Federal National Mortgage Association (FNMA) — Pass-Through-Agency (8.6%)

760,679	FNMA 4.500%, 05/01/2014	780,624

1,547,225	FNMA 4.500%, 07/01/2014	1,587,900

996,259	FNMA 5.000%, 02/01/2015	1,031,297

		3,399,821

Federal National Mortgage Corp (FNMA) (2.5%)

1,000,000	FNMA 3.460%, 02/21/2012	1,003,875

Small Business Administration — Pass-Through-Agency (SBA) (33.1%)

97,571	SBA[1] 1.250%, 09/25/2010	97,270

11,496	SBA[1] 3.125%, 03/25/2011	11,432

50,011	SBA[1] 1.125%, 03/25/2013	49,735

71,123	SBA[1] 0.875%, 07/25/2013	70,511

1,064,718	SBA[1] 1.250%, 10/25/2013	1,059,655

2,406	SBA[1] 1.250%, 01/25/2014	2,394

169,368	SBA[1] 4.265%, 05/25/2014	173,879

June 30, 2009	64	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Limited Duration U.S. Government Fund

Principal Amount		Value
Small Business Administration — Pass-Through-Agency (SBA) (continued) (33.1%)

$ 3,413	SBA[1] 5.250%, 06/25/2014	$3,542

798,227	SBA[1] 2.575%, 11/25/2014	808,304

12,855	SBA[1] 1.625%, 04/25/2016	12,538

31,152	SBA[1] 3.625%, 07/25/2016	31,348

23,744	SBA 7.100%, 02/01/2017	25,776

11,538	SBA[1] 1.250%, 03/25/2017	11,476

37,454	SBA[1] 1.375%, 07/25/2017	37,347

5,665	SBA[1] 1.375%, 09/25/2017	5,649

221,520	SBA[1] 1.250%, 11/25/2017	220,286

231,511	SBA[1] 1.250%, 12/25/2017	230,220

21,268	SBA[1] 1.250%, 02/25/2018	21,149

508,106	SBA[1] 1.250%, 02/25/2018	505,266

126,998	SBA[1] 1.250%, 02/25/2018	126,288

138,246	SBA[1] 1.250%, 04/25/2018	137,472

1,631,647	SBA[1] 0.800%, 05/25/2018	1,607,384

143,916	SBA[1] 1.250%, 05/25/2018	143,110

368,078	SBA[1] 1.000%, 08/25/2018	364,472

114,855	SBA[1] 1.625%, 10/25/2018	113,472

34,598	SBA[1] 0.950%, 01/25/2019	34,207

80,920	SBA[1] 1.250%, 06/25/2019	80,464

Principal Amount		Value

$1,557,346	SBA[1] 0.750%, 06/25/2020	$1,530,293

56,328	SBA[1] 0.750%, 04/25/2021	55,436

6,158	SBA[1] 3.625%, 04/25/2021	6,111

9,705	SBA[1] 3.125%, 07/25/2021	9,701

539,149	SBA[1] 1.000%, 09/25/2021	534,205

173,827	SBA[1] 0.875%, 10/25/2021	171,683

57,280	SBA 7.125%, 06/25/2024	60,889

23,556	SBA[1] 3.625%, 10/25/2024	24,800

368,041	SBA[1] 1.000%, 11/25/2024	364,533

413,773	SBA[1] 0.875%, 01/25/2025	408,387

34,940	SBA[1] 3.875%, 02/25/2025	36,680

14,516	SBA[1] 3.125%, 06/25/2025	14,743

28,930	SBA[1] 3.375%, 09/25/2025	29,208

28,581	SBA[1] 3.625%, 10/25/2025	29,959

442,164	SBA[1] 0.700%, 02/25/2030	432,935

384,300	SBA[1] 0.625%, 03/25/2030	375,168

791,574	SBA[1] 0.600%, 09/25/2030	774,738

656,383	SBA[1] 0.570%, 09/25/2031	641,622

687,545	SBA[1] 0.570%, 11/25/2031	672,057

940,620	SBA[1] 1.400%, 09/25/2032	941,537

		13,099,331

See Notes to Financial Statements	65	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Limited Duration U.S. Government Fund

Principal Amount		Value
U.S. Treasury Bonds & Notes (5.0%)

$1,000,000	U.S. Treasury Note 1.875%, 06/15/2012	$1,007,270

1,000,000	U.S. Treasury Note 1.750%, 03/31/2014	967,188

		1,974,458

	Total U.S. Agency Bonds (Identified Cost $29,102,237)	29,301,451

	Total Investments (93.6%) (Identified Cost $36,618,806)[2]	37,059,292

	Total Other Assets Less Liabilities (6.4%)	2,542,903

	Total Net Assets (100.0%)	$39,602,195

1 Represents an adjustable rate security. Rate disclosed is as of June 30, 2009.

2 See Note 6 for important tax information.

June 30, 2009	66	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor U.S. Government Money Fund

Principal Amount		Value

U.S. AGENCY BONDS (89.5%)
Federal Farm Credit Bank (FFCB) (8.4%)

$20,000,000	FFCB[2] 1.008%, 07/01/2009	$20,000,000

50,000,000	FFCB[2] 0.215%, 07/20/2009	50,000,000

		70,000,000

Federal Home Loan Bank (FHLB) (52.4%)

30,000,000	FHLB[2] 0.311%, 07/07/2009	30,000,000

14,700,000	FHLB 5.375%, 07/17/2009	14,731,498

20,000,000	FHLB 3.875%, 07/24/2009	20,042,517

25,000,000	FHLB 2.560%, 08/04/2009	25,038,232

20,000,000	FHLB 2.000%, 08/18/2009	20,039,061

11,000,000	FHLB[2] 0.245%, 08/21/2009	10,998,302

25,000,000	FHLB 5.250%, 09/11/2009	25,225,326

25,000,000	FHLB 5.000%, 09/18/2009	25,134,907

11,800,000	FHLB[2] 0.920%, 10/23/2009	11,812,791

12,000,000	FHLB 4.250%, 11/20/2009	12,164,216

20,000,000	FHLB 0.580%, 12/09/2009	20,000,000

75,000,000	FHLB[2] 0.750%, 02/02/2010	75,000,000

50,000,000	FHLB[2] 0.718%, 02/18/2010	50,000,000

20,000,000	FHLB 5.000%, 03/12/2010	20,619,051

22,000,000	FHLB[3] 1.500%, 05/05/2010	22,000,000

8,575,000	FHLB 4.875%, 05/14/2010	8,898,030

20,000,000	FHLB 0.650%, 06/10/2010	20,000,000

Principal Amount		Value

$25,000,000	FHLB 0.650%, 07/06/2010	$25,000,000

		436,703,931

Federal Home Loan Bank (FHLB) — Discount Note (4.5%)

7,788,000	FHLB[1] 0.551%, 07/31/2009	7,784,431

30,000,000	FHLB[1] 0.461%, 11/02/2009	29,952,467

		37,736,898

Federal Home Loan Mortgage Corp (FHLMC) (13.8%)

10,000,000	FHLMC 4.125%, 09/01/2009	10,055,013

30,000,000	FHLMC[2] 0.246%, 10/19/2009	29,975,944

15,000,000	FHLMC 2.680%, 11/16/2009	15,096,600

10,000,000	FHLMC 4.125%, 11/30/2009	10,141,395

50,000,000	FHLMC[2] 0.650%, 01/08/2010	50,000,000

		115,268,952

Federal Home Loan Mortgage Corp (FHLMC) — Discount Note (4.4%)

12,015,000	FHLMC[1] 0.500%, 09/15/2009	12,002,342

25,000,000	FHLMC[1] 0.240%, 10/05/2009	24,984,000

		36,986,342

Federal National Mortgage Association (FNMA) — Discount Note (6.0%)

25,000,000	FNMA[1] 0.471%, 08/10/2009	24,986,944

25,000,000	FNMA[1] 0.492%, 08/17/2009	24,984,007

		49,970,951

	Total U.S. Agency Bonds (Identified Cost $746,667,074)	746,667,074

See Notes to Financial Statements	67	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor U.S. Government Money Fund

Principal Amount		Value

SHORT-TERM INVESTMENTS (12.3%)
$103,000,000	SOUTH STREET REPURCHASE AGREEMENT DATED 06/30/2009 (Repurchase value $103,000,372 by U.S. Government Agency securities)[4] 0.130%, 07/01/2009	$103,000,000

	Total Short-Term Investments (Identified Cost $103,000,000)	103,000,000

	Total Investments (101.8%) (Identified Cost $849,667,074)[5]	849,667,074

	Total Liabilities Less Other Assets (-1.8%)	(15,463,826)

	Total Net Assets (100.0%)	$834,203,248

1 Represents a zero coupon bond. Rate disclosed is the effective yield as of June 30, 2009.

2 Represents an adjustable rate security. Rate disclosed as of June 30, 2009.

3 Represents a step bond. Rate disclosed is the effective yield as of June 30, 2009.

4 See Note 2 for collateral information.

5 See Note 6 for important tax information.

June 30, 2009	68	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Income Allocation Fund

Shares		Allocation	Value

AFFILIATED INVESTMENT COMPANIES (98.3%)
Accessor Funds — Z Class Shares (98.3%)

423,621	Accessor High Yield Bond	18.7%	$3,600,780

971,839	Accessor Investment Grade Fixed-Income	50.2%	9,669,795

378,316	Accessor Mortgage Securities	24.4%	4,713,813

965,619	Accessor U.S. Government Money	5.0%	965,619

			18,950,007

	Total Affiliated Investment Companies (Identified Cost $20,955,756)		18,950,007

	Total Investments (98.3%) (Identified Cost $20,955,756)[1]		18,950,007

	Total Other Assets Less Liabilities (1.7%)		328,497

	Total Net Assets (100.0%)		$19,278,504

1 See Note 6 for important tax information.

See Notes to Financial Statements	69	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Income & Growth Allocation Fund

Shares		Allocation	Value

AFFILIATED INVESTMENT COMPANIES (94.6%)
Accessor Funds — Z Class Shares (94.6%)

109,136	Accessor Frontier Markets	3.1%	$1,351,108

135,947	Accessor Growth	5.8%	2,547,648

569,524	Accessor High Yield Bond	11.0%	4,840,955

238,121	Accessor International Equity	6.4%	2,833,636

1,188,379	Accessor Investment Grade Fixed-Income	26.9%	11,824,372

512,142	Accessor Mortgage Securities	14.5%	6,381,289

162,168	Accessor Small to Mid Cap	7.1%	3,121,733

620,328	Accessor Strategic Alternatives	14.2%	6,246,705

265	Accessor U.S. Government Money	0.0%	265

184,280	Accessor Value	5.6%	2,461,975

			41,609,686

	Total Affiliated Investment Companies (Identified Cost $47,587,262)		41,609,686

	Total Investments (94.6%) (Identified Cost $47,587,262)[1]		41,609,686

	Total Other Assets Less Liabilities (5.4%)		2,362,189

	Total Net Assets (100.0%)		$43,971,875

1 See Note 6 for important tax information.

June 30, 2009	70	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Balanced Allocation Fund

Shares		Allocation	Value

AFFILIATED INVESTMENT COMPANIES (99.3%)
Accessor Funds — Z Class Shares (99.3%)

346,730	Accessor Frontier Markets	4.0%	$4,292,523

560,674	Accessor Growth	9.7%	10,507,022

977,854	Accessor High Yield Bond	7.7%	8,311,763

1,015,166	Accessor International Equity	11.1%	12,080,471

2,143,666	Accessor Investment Grade Fixed-Income	19.7%	21,329,474

931,947	Accessor Mortgage Securities	10.7%	11,612,060

712,617	Accessor Small to Mid Cap	12.6%	13,717,884

1,345,844	Accessor Strategic Alternatives	12.5%	13,552,649

1,855,937	Accessor U.S. Government Money	1.7%	1,855,937

778,514	Accessor Value	9.6%	10,400,941

			107,660,724

	Total Affiliated Investment Companies (Identified Cost $127,536,573)		107,660,724

	Total Investments (99.3%) (Identified Cost $127,536,573)[1]		107,660,724

	Total Other Assets Less Liabilities (0.7%)		800,937

	Total Net Assets (100.0%)		$108,461,661

1 See Note 6 for important tax information.

See Notes to Financial Statements	71	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Growth & Income Allocation Fund

Shares		Allocation	Value

AFFILIATED INVESTMENT COMPANIES (97.9%)
Accessor Funds — Z Class Shares (97.9%)

433,380	Accessor Frontier Markets	5.2%	$5,365,244

725,103	Accessor Growth	13.2%	13,588,427

724,767	Accessor High Yield Bond	6.0%	6,160,518

1,228,421	Accessor International Equity	14.2%	14,618,204

1,641,659	Accessor Investment Grade Fixed-Income	15.8%	16,334,509

699,063	Accessor Mortgage Securities	8.5%	8,710,325

748,874	Accessor Small to Mid Cap	14.0%	14,415,816

823,122	Accessor Strategic Alternatives	8.0%	8,288,835

1,003,691	Accessor Value	13.0%	13,409,306

			100,891,184

	Total Affiliated Investment Companies (Identified Cost $124,234,093)		100,891,184

	Total Investments (97.9%) (Identified Cost $124,234,093)[1]		100,891,184

	Total Other Assets Less Liabilities (2.1%)		2,210,727

	Total Net Assets (100.0%)		$103,101,911

1 See Note 6 for important tax information.

June 30, 2009	72	See Notes to Financial Statements

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Growth Allocation Fund

Shares		Allocation	Value

AFFILIATED INVESTMENT COMPANIES (99.3%)
Accessor Funds — Z Class Shares (99.3%)

476,211	Accessor Frontier Markets	5.9%	$5,895,487

887,024	Accessor Growth	16.7%	16,622,828

330,445	Accessor High Yield Bond	2.8%	2,808,786

1,532,287	Accessor International Equity	18.4%	18,234,221

799,490	Accessor Investment Grade Fixed-Income	8.0%	7,954,927

352,662	Accessor Mortgage Securities	4.4%	4,394,168

977,394	Accessor Small to Mid Cap	19.0%	18,814,830

706,720	Accessor Strategic Alternatives	7.2%	7,116,673

1,252,056	Accessor Value	16.9%	16,727,467

			98,569,387

	Total Affiliated Investment Companies (Identified Cost $124,155,231)		98,569,387

	Total Investments (99.3%) (Identified Cost $124,155,231)[1]		98,569,387

	Total Other Assets Less Liabilities (0.7%)		722,480

	Total Net Assets (100.0%)		$99,291,867

1 See Note 6 for important tax information.

See Notes to Financial Statements	73	June 30, 2009

Schedule of Investments as of June 30, 2009 (Unaudited)

Accessor Aggressive Growth Allocation Fund

Shares		Allocation	Value

AFFILIATED INVESTMENT COMPANIES (99.0%)
Accessor Funds — Z Class Shares (99.0%)

294,781	Accessor Frontier Markets	7.4%	$3,649,394

531,113	Accessor Growth	20.0%	9,953,055

890,102	Accessor International Equity	21.3%	10,592,214

622,702	Accessor Small to Mid Cap	24.1%	11,987,017

300,856	Accessor Strategic Alternatives	6.1%	3,029,617

749,384	Accessor Value	20.1%	10,011,766

			49,223,063

	Total Affiliated Investment Companies (Identified Cost $64,286,699)		49,223,063

	Total Investments (99.0%) (Identified Cost $64,286,699)[1]		49,223,063

	Total Other Assets Less Liabilities (1.0%)		506,737

	Total Net Assets (100.0%)		$49,729,800

1 See Note 6 for important tax information.

June 30, 2009	74	See Notes to Financial Statements

Statements of Assets & Liabilities (Unaudited)

	ACCESSOR GROWTH	ACCESSOR VALUE	ACCESSOR SMALL TO MID CAP
ASSETS:
Investments, at value (Note 2)	$75,559,543	$71,285,182	$166,740,215
Cash	78,196	391,536	2,131,297
Receivable for investments sold	—	—	712,575
Receivable for capital shares sold	321,540	556,137	279,601
Dividends and interest receivable	27,861	152,182	120,568
Prepaid expenses and other assets	16,681	15,911	21,973

Total Assets	76,003,821	72,400,948	170,006,229

LIABILITIES:
Payable for investments securities purchased	—	—	2,296,631
Payable for capital shares redeemed	153,567	137,430	232,122
Payable to investment advisor (Note 3)	29,422	27,553	80,560
Payable to money managers (Note 3)	16,346	15,307	53,706
Payable to administrator (Note 3)	5,468	5,186	9,638
Payable for 12b-1 & administrative services fees (Note 3)	4,110	3,680	10,958
Payable for shareholder services (Note 3)	1,741	1,486	8,367
Payable for chief compliance officer fee (Note 3)	—	—	290
Accrued expenses and other liabilities	19,257	19,622	34,110

Total Liabilities	229,911	210,264	2,726,382

NET ASSETS	$75,773,910	$72,190,684	$167,279,847

NET ASSETS CONSIST OF:
Paid-in capital	$121,842,123	$125,673,804	$241,272,247
Net unrealized appreciation (depreciation) of investments	(6,205,981)	(12,065,505)	(19,410,448)
Undistributed (distributions in excess) net investment income (loss)	(218)	1,626	115,191
Accumulated net realized gain (loss) on investments	(39,862,014)	(41,419,241)	(54,697,143)

TOTAL NET ASSETS	$75,773,910	$72,190,684	$167,279,847

INVESTMENTS, AT COST	$81,765,524	$83,350,687	$186,150,663

See Notes to Financial Statements	75	June 30, 2009

Statements of Assets & Liabilities (Unaudited)

	ACCESSOR GROWTH	ACCESSOR VALUE	ACCESSOR SMALL TO MID CAP

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering & redemption price per share	$18.75	$13.37	$19.25
Net Assets	$21,036,381	$18,259,215	$100,180,444
Shares of beneficial interest outstanding	1,121,970	1,365,942	5,203,577
Investor Class:
Net Asset Value, offering & redemption price per share	$18.30	$13.39	$18.37
Net Assets	$551,294	$582,365	$1,283,430
Shares of beneficial interest outstanding	30,120	43,497	69,858
C Class:
Net Asset Value & offering price per share[1]	$18.02	$13.37	$18.19
Net Assets	$494,116	$238,942	$531,857
Shares of beneficial interest outstanding	27,423	17,874	29,238
A Class:
Net Asset Value & redemption price per share	$18.59	$13.37	$18.92
Public offering price per share[2]	$19.72	$14.19	$20.07
Net Assets	$459,298	$84,202	$3,227,629
Shares of beneficial interest outstanding	24,702	6,300	170,566
Z Class:
Net Asset Value, offering and redemption price per share	$18.74	$13.36	$19.25
Net Assets	$53,232,821	$53,025,960	$62,056,487
Shares of beneficial interest outstanding	2,839,860	3,967,923	3,223,755

1 The redemption price per shares excludes the applicable contingent deferred sales charges.

2 NAV/0.9425, based on maximum sales charge of 5.75% of the offering price.

June 30, 2009	76	See Notes to Financial Statements

Statements of Assets & Liabilities (Unaudited)

	ACCESSOR INTERNATIONAL EQUITY	ACCESSOR TOTAL RETURN	ACCESSOR STRATEGIC ALTERNATIVES
ASSETS:
Investments, at value (Note 2)	$94,254,638	$22,959,843	$95,702,660
Cash	517,669	1,780,471	4,640,050
Receivable for capital shares sold	159,444	—	279,225
Dividend tax reclaim	197,237	—	—
Dividends and interest receivable	303,926	26,067	275,669
Receivable for investments sold	662,715	2,194,375	—
Unrealized gain on foreign currency spot contracts	2,745	—	—
Prepaid expenses and other assets	25,446	376	10,274

Total Assets	96,123,820	26,961,132	100,907,878

LIABILITIES:
Cash overdraft of foreign currency	76,110	—	—
Payable for capital shares redeemed	201,860	—	1,303
Payable for investments securities purchased	—	1,776,502	1,409,154
Payable to investment advisor (Note 3)	43,986	2,536	58,167
Payable to money managers (Note 3)	35,988	10,568	—
Payable for 12b-1 & administrative services fees (Note 3)	6,459	—	—
Payable to administrator (Note 3)	6,330	1,388	8,583
Payable for shareholder services (Note 3)	2,535	—	5,000
Payable for chief compliance officer fee (Note 3)	14	32	41
Unrealized loss on foreign currency spot contracts	851	—	—
Accrued expenses and other liabilities	46,980	15,172	6,383

Total Liabilities	421,113	1,806,198	1,488,631

NET ASSETS	$95,702,707	$25,154,934	$99,419,247

NET ASSETS CONSIST OF:
Paid-in capital	$183,601,897	$54,302,628	$120,370,725
Net unrealized appreciation (depreciation) of investments	7,766,852	(1,018,410)	(20,189,837)
Net unrealized appreciation (depreciation) on foreign currencies	8,607	—	—
Undistributed net investment income (loss)	5,633,954	34,608	17,944
Accumulated net realized gain (loss) on investments, futures contracts, options and foreign currencies	(101,308,603)	(28,163,892)	(779,585)

TOTAL NET ASSETS	$95,702,707	$25,154,934	$99,419,247

INVESTMENTS, AT COST	$86,487,786	$23,978,253	$115,892,497

See Notes to Financial Statements	77	June 30, 2009

Statements of Assets & Liabilities (Unaudited)

	ACCESSOR INTERNATIONAL EQUITY	ACCESSOR TOTAL RETURN	ACCESSOR STRATEGIC ALTERNATIVES

PRICING OF SHARES
Total Return:
Net Asset Value, offering & redemption price per share	N/A	$5.19	N/A
Net Assets	N/A	$25,154,934	N/A
Shares of beneficial interest outstanding	N/A	4,847,991	N/A
Institutional Class:
Net Asset Value, offering & redemption price per share	$11.90	N/A	$10.06
Net Assets	$30,165,496	N/A	$61,181,963
Outstanding shares	2,534,560	N/A	6,081,717
Investor Class:
Net Asset Value, offering & redemption price per share	$11.41	N/A	$10.07
Net Assets	$1,650,276	N/A	$19,805
Shares of beneficial interest outstanding	144,677	N/A	1,967
C Class:
Net Asset Value & offering price per share[1]	$11.32	N/A	N/A
Net Assets	$844,383	N/A	N/A
Shares of beneficial interest outstanding	74,600	N/A	N/A
A Class:
Net Asset Value & redemption price per share	$11.76	N/A	N/A
Public offering price per share[2]	$12.48	N/A	N/A
Net Assets	$4,663,900	N/A	N/A
Shares of beneficial interest outstanding	396,717	N/A	N/A
Z Class:
Net Asset Value, offering and redemption price per share	$11.90	N/A	$10.07
Net Assets	$58,378,652	N/A	$38,217,479
Shares of beneficial interest outstanding	4,904,096	N/A	3,796,870

1 The redemption price per shares excludes the applicable contingent deferred sales charges.

2 NAV/0.9425, based on maximum sales charge of 5.75% of the offering price.

June 30, 2009	78	See Notes to Financial Statements

Statements of Assets & Liabilities (Unaudited)

	ACCESSOR FRONTIER MARKETS	ACCESSOR HIGH YIELD BOND	ACCESSOR INVESTMENT GRADE FIXED-INCOME
ASSETS:
Investments, at value (Note 2)	$27,278,714	$93,863,736	$91,032,005
Cash	4,292,688	—	1,041,309
TBA purchase commitments, at value (Cost payable $0, $0 and $13,388,281, respectively)	—	—	13,521,246
Dividends and interest receivable	83,156	1,781,121	982,301
Receivable for investments sold	—	5,861,500	5,774,165
Receivable for capital shares sold	66,490	152,947	38,867
Unrealized gain on swap contracts	42,959	—	—
Prepaid expenses and other assets	5,815	22,607	15,639

Total Assets	31,769,822	101,681,911	112,405,532

LIABILITIES:
Payable to custodian	—	390,582	—
Payable for investments securities purchased and TBA purchase commitments	499,978	5,190,830	15,659,053
TBA sale commitments, at value (proceeds receivable $0, $0 and $5,127,746, respectively)	—	—	5,186,564
Unrealized loss on swap contracts	179,337	—	—
Written Options (proceeds $0, $0, $1,815)	—	—	350
Payable for capital shares redeemed	—	191,133	1,893,420
Payable to investment advisor (Note 3)	21,242	28,555	24,429
Payable to money managers (Note 3)	—	19,830	18,506
Payable to administrator (Note 3)	1,477	6,252	5,877
Payable for 12b-1 & administrative services fees (Note 3)	—	2,608	3,166
Payable for shareholder services (Note 3)	639	5,454	1,882
Payable for chief compliance officer fee (Note 3)	41	90	—
Variation margin	—	—	24,556
Accrued expenses and other liabilities	10,084	26,828	94,795

Total Liabilities	712,798	5,862,162	22,912,598

NET ASSETS	$31,057,024	$95,819,749	$89,492,934

NET ASSETS CONSIST OF:
Paid-in capital	$26,607,573	$112,030,271	$100,463,049
Net unrealized appreciation (depreciation) of investments and options	2,386,541	2,294,898	(10,086,276)
Net unrealized appreciation (depreciation) on swap contracts	(136,378)	—	—
Net unrealized appreciation (depreciation) on futures contracts	—	—	506,017
Undistributed net investment income	8,667	132,809	315,319
Accumulated net realized gain (loss) on investments, options and foreign currencies	2,190,621	(18,638,229)	(1,705,175)

TOTAL NET ASSETS	$31,057,024	$95,819,749	$89,492,934

INVESTMENTS, AT COST	$24,892,173	$91,568,838	$112,990,699

See Notes to Financial Statements	79	June 30, 2009

Statements of Assets & Liabilities (Unaudited)

	ACCESSOR FRONTIER MARKETS	ACCESSOR HIGH YIELD BOND	ACCESSOR INVESTMENT GRADE FIXED-INCOME

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering & redemption price per share	$12.38	$8.51	$9.95
Net Assets	$9,427,752	$65,966,246	$21,125,245
Shares of beneficial interest outstanding	761,537	7,752,892	2,122,981
Investor Class:
Net Asset Value, offering & redemption price per share	$12.39	$8.51	$9.94
Net Assets	$1,068,540	$2,913,409	$692,890
Shares of beneficial interest outstanding	86,255	342,337	69,682
C Class:
Net Asset Value & offering price per share[1]	N/A	$8.49	$9.95
Net Assets	N/A	$781,963	$591,198
Shares of beneficial interest outstanding	N/A	92,069	59,419
A Class:
Net Asset Value & redemption price per share	N/A	$8.50	N/A
Public offering price per share[2]	N/A	$8.92	N/A
Net Assets	N/A	$423,671	N/A
Shares of beneficial interest outstanding	N/A	49,825	N/A
Z Class:
Net Asset Value, offering and redemption price per share	$12.38	$8.50	$9.95
Net Assets	$20,560,732	$25,734,460	$67,083,601
Shares of beneficial interest outstanding	1,660,239	3,026,212	6,745,033

1 The redemption price per shares excludes the applicable contingent deferred sales charges.

2 NAV/0.9525, based on maximum sales charge of 4.75% of the offering price.

June 30, 2009	80	See Notes to Financial Statements

Statements of Assets & Liabilities (Unaudited)

	ACCESSOR MORTGAGE SECURITIES	ACCESSOR LIMITED DURATION U.S. GOVERNMENT	ACCESSOR U.S. GOVERNMENT MONEY
ASSETS:
Investments, at value (Note 2)	$52,215,035	$37,059,292	$746,667,074
Repurchase agreements, at value	—	—	103,000,000

Total Investments	52,215,035	37,059,292	849,667,074
Cash	7,553,531	5,129,215	6,919,797
Receivable for investments sold and TBA sale commitments	88,677,766	—	—
TBA purchase commitments, at value (Cost payable $32,169,570, $0 and $0, respectively)	32,382,808	—	—
Dividends and interest receivable	229,376	167,095	2,957,922
Receivable for investments sold	—	532,752	—
Receivable for capital shares sold	327,473	1,255	151,147
Prepaid expenses and other assets	19,255	1,684	44,772

Total Assets	181,405,244	42,891,293	859,740,712

LIABILITIES:
Distribution payable	—	—	174,667
Payable for investments securities purchased and TBA purchase commitments	100,777,722	1,005,938	25,000,000
TBA sale commitments, at value (proceeds receivable $22,648,677, $0 and $0, respectively)	22,764,849	—	—
Payable for capital shares redeemed	55,103	2,244,624	134,109
Payable to investment advisor (Note 3)	16,622	4,604	55,440
Payable to money managers (Note 3)	11,543	11,646	—
Payable to administrator (Note 3)	4,288	2,584	45,418
Payable for 12b-1 & administrative services fees (Note 3)	1,173	—	1,976
Payable for chief compliance officer fee (Note 3)	—	—	1,119
Payable for shareholder services (Note 3)	1,681	—	61,296
Accrued expenses and other liabilities	28,205	19,702	63,439

Total Liabilities	123,661,186	3,289,098	25,537,464

NET ASSETS	$57,744,058	$39,602,195	$834,203,248

NET ASSETS CONSIST OF:
Paid-in capital	$62,691,967	$38,905,878	$834,099,921
Net unrealized appreciation (depreciation) of investments	(989,192)	440,486	—
Undistributed net investment income (loss)	218,175	(4,600)	3
Accumulated net realized gain (loss) on investments, futures contracts, options, and foreign currencies	(4,176,892)	260,431	103,324

TOTAL NET ASSETS	$57,744,058	$39,602,195	$834,203,248

INVESTMENTS, AT COST	$53,301,293	$36,618,806	$849,667,074

See Notes to Financial Statements	81	June 30, 2009

Statements of Assets & Liabilities (Unaudited)

	ACCESSOR MORTGAGE SECURITIES		ACCESSOR LIMITED DURATION U.S. GOVERNMENT	ACCESSOR U.S. GOVERNMENT MONEY

PRICING OF SHARES
Limited Duration U.S. Government:
Net Asset Value, offering & redemption price per share	N/A		$12.16	N/A
Net Assets	N/A		$39,602,195	N/A
Shares of beneficial interest outstanding	N/A		3,256,245	N/A
Institutional Class:
Net Asset Value, offering & redemption price per share	$12.46		N/A	$1.00
Net Assets	$20,847,965		N/A	$348,800,331
Shares of beneficial interest outstanding	1,673,340		N/A	348,751,490
Investor Class:
Net Asset Value, offering & redemption price per share	$12.46		N/A	$1.00
Net Assets	$681,508		N/A	$7,987,771
Shares of beneficial interest outstanding	54,713		N/A	7,986,187
C Class:
Net Asset Value & offering price per share	$12.48	[1]	N/A	$1.00
Net Assets	$400,456		N/A	$1,946,679
Shares of beneficial interest outstanding	32,089		N/A	1,946,589
A Class:
Net Asset Value, offering and redemption price per share	N/A		N/A	$1.00
Net Assets	N/A		N/A	$508,041
Shares of beneficial interest outstanding	N/A		N/A	507,966
Z Class:
Net Asset Value, offering and redemption price per share[1]	$12.46		N/A	$1.00
Net Assets	$35,814,129		N/A	$474,960,426
Shares of beneficial interest outstanding	2,874,130		N/A	474,908,712

1 The redemption price per shares excludes the applicable contingent deferred sales charges.

June 30, 2009	82	See Notes to Financial Statements

Statements of Assets & Liabilities (Unaudited)

	ACCESSOR INCOME ALLOCATION	ACCESSOR INCOME & GROWTH ALLOCATION	ACCESSOR BALANCED ALLOCATION
ASSETS:
Investments in affiliates, at value (Note 2)	$18,950,007	$41,609,686	$107,660,724
Cash	339,272	1,692,562	949,217
Receivable for capital shares sold	4,809	698,227	95,091
Due from advisor	300	500	1,300
Dividends and interest receivable	276	—	531
Prepaid expenses and other assets	19,663	18,892	21,257

Total Assets	19,314,327	44,019,867	108,728,120

LIABILITIES:
Payable for capital shares redeemed	23,373	29,257	230,935
Payable for 12b-1 & administrative services fees (Note 3)	3,468	8,846	23,068
Payable for chief compliance officer fee (Note 3)	—	—	2
Payable to administrator (Note 3)	382	827	2,121
Accrued expenses and other liabilities	8,600	9,062	10,333

Total Liabilities	35,823	47,992	266,459

NET ASSETS	$19,278,504	$43,971,875	$108,461,661

NET ASSETS CONSIST OF:
Paid-in capital	$21,690,726	$50,193,579	$129,250,658
Net unrealized appreciation (depreciation) of investments	(2,005,749)	(5,977,576)	(19,875,849)
Undistributed (distribution in excess) net investment income (loss)	(1,151)	(1,857)	(3,889)
Accumulated net realized gain (loss) on investments	(405,322)	(242,271)	(909,259)

TOTAL NET ASSETS	$19,278,504	$43,971,875	$108,461,661

INVESTMENTS, AT COST	$20,955,756	$47,587,262	$127,536,573

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering & redemption price per share	$13.32	$13.09	$12.94
Net Assets	$13,865,200	$31,541,550	$67,537,807
Shares of beneficial interest outstanding	1,041,053	2,410,224	5,218,460
Investor Class:
Net Asset Value, offering & redemption price per share	$13.31	$13.08	$12.93
Net Assets	$1,444,282	$3,621,417	$9,449,433
Shares of beneficial interest outstanding	108,514	276,935	730,641
C Class:
Net Asset Value & offering price per share[1]	$13.28	$13.04	$12.91
Net Assets	$2,806,246	$5,731,499	$11,700,466
Shares of beneficial interest outstanding	211,238	439,667	906,324
A Class:
Net Asset Value & redemption price per share	$13.31	$13.07	$12.93
Public offering price per share	$13.97 [2]	$13.87 [3]	$13.72 [3]
Net Assets	$1,162,776	$3,077,409	$19,773,955
Shares of beneficial interest outstanding	87,336	235,475	1,529,752

1 The redemption price per shares excludes the applicable contingent deferred sales charges.

2 NAV/0.9525, based on maximum sales charge of 4.75% of the offering price.

3 NAV/0.9425, based on maximum sales charge of 5.75% of the offering price.

See Notes to Financial Statements	83	June 30, 2009

Statements of Assets & Liabilities (Unaudited)

	ACCESSOR GROWTH & INCOME ALLOCATION	ACCESSOR GROWTH ALLOCATION	ACCESSOR AGGRESSIVE GROWTH ALLOCATION
ASSETS:
Investments in affiliates, at value (Note 2)	$100,891,184	$98,569,387	$49,223,063
Cash	2,297,697	705,889	482,932
Due from advisor	3,200	3,800	1,900
Receivable for capital shares sold	67,000	72,319	29,553
Prepaid expenses and other assets	25,772	22,387	19,458

Total Assets	103,284,853	99,373,782	49,756,906

LIABILITIES:
Payable for capital shares redeemed	119,895	28,263	3,526
Payable for 12b-1 & administrative services fees (Note 3)	49,134	40,696	13,391
Payable for chief compliance officer fee (Note 3)	57	5	—
Payable to administrator (Note 3)	2,062	1,994	962
Payable to ReFlow (Note 2)	451	—	—
Accrued expenses and other liabilities	11,343	10,957	9,227

Total Liabilities	182,942	81,915	27,106

NET ASSETS	$103,101,911	$99,291,867	$49,729,800

NET ASSETS CONSIST OF:
Paid-in capital	$129,170,576	$126,184,661	$65,374,175
Net unrealized appreciation (depreciation) of investments	(23,342,909)	(25,585,844)	(15,063,636)
Undistributed (distributions in excess) net investment income (loss)	(6,152)	(5,706)	(2,385)
Accumulated net realized gain (loss) on investments	(2,719,604)	(1,301,244)	(578,354)

TOTAL NET ASSETS	$103,101,911	$99,291,867	$49,729,800

INVESTMENTS, AT COST	$124,234,093	$124,155,231	$64,286,699

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering & redemption price per share	$12.43	$12.01	$11.54
Net Assets	$43,200,062	$42,689,559	$28,412,640
Shares of beneficial interest outstanding	3,475,378	3,554,610	2,462,513
Investor Class:
Net Asset Value, offering & redemption price per share	$12.41	$12.00	$11.26
Net Assets	$11,476,611	$11,825,311	$7,511,516
Shares of beneficial interest outstanding	924,597	985,396	667,077
C Class:
Net Asset Value & offering price per share[1]	$12.37	$11.94	$11.09
Net Assets	$30,611,588	$27,148,193	$5,990,467
Shares of beneficial interest outstanding	2,473,781	2,273,477	540,148
A Class:
Net Asset Value & redemption price per share	$12.39	$12.00	$11.42
Public offering price per share[2]	$13.15	$12.73	$12.12
Net Assets	$17,813,650	$17,628,804	$7,815,177
Shares of beneficial interest outstanding	1,437,238	1,468,706	684,221

1 The redemption price per shares excludes the applicable contingent deferred sales charges.

2 NAV/0.9425, based on maximum sales charge of 5.75% of the offering price.

June 30, 2009	84	See Notes to Financial Statements

Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	ACCESSOR GROWTH	ACCESSOR VALUE	ACCESSOR SMALL TO MID CAP	ACCESSOR INTERNATIONAL EQUITY
INVESTMENT INCOME:
Dividends	$692,837	$1,211,509	$1,245,214	$2,276,876
Foreign taxes withheld	—	—	—	(282,701)

Total Investment Income	692,837	1,211,509	1,245,214	1,994,175

EXPENSES:
Management fees (Note 3)	169,580	156,456	410,266	241,127
Money managers fees (Note 3)	101,461	91,315	273,510	197,285
Distribution and service fees (Note 3)
Investor Class	862	834	1,803	1,887
C Class	3,568	2,060	2,901	4,860
A Class	764	138	5,282	7,335
Administrative services fees — Investor Class (Note 3)	862	834	1,803	1,887
Shareholder servicing fees — Institutional Class	4,389	3,870	17,479	5,999
Chief compliance officer fees (Note 3)	612	598	758	624
Transfer agent & administration fees (Note 3)	46,823	42,225	80,856	53,813
Fund accounting fees	22,315	20,782	38,387	25,526
Registration fees	17,162	16,938	19,789	22,871
Audit fees	10,875	10,651	11,103	9,580
Legal fees	3,223	2,952	5,558	12,575
Printing/postage expense	4,545	4,109	9,942	6,194
Custodian fees	3,454	5,980	13,536	54,374
Trustees fees	3,420	3,156	5,919	4,004
ReFlow fees (Note 3)	—	—	251	642
Other expenses	3,728	4,048	7,268	9,834

Total net expenses	397,643	366,946	906,411	660,417

NET INVESTMENT INCOME:	295,194	844,563	338,803	1,333,758

Net realized loss on investments:	(6,851,824)	(13,883,944)	(23,970,194)	(3,457,856)
Net realized loss on foreign currency transactions	—	—	—	(56,353)
Net change in unrealized appreciation on investments	10,204,142	9,609,736	30,248,202	9,724,633
Net change in unrealized appreciation on translations of assets and liabilities in foreign currencies	—	—	—	19,932

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	3,352,318	(4,274,208)	6,278,008	6,230,356

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,647,512	$(3,429,645)	$6,616,811	$7,564,114

See Notes to Financial Statements	85	June 30, 2009

Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	ACCESSOR TOTAL RETURN	ACCESSOR STRATEGIC ALTERNATIVES	ACCESSOR FRONTIER MARKETS	ACCESSOR HIGH YIELD BOND
INVESTMENT INCOME:
Interest	$—	$35,942	$25,614	$4,390,484
Dividends	338,524	985,253	26,971	4,152
Swap income	—	—	79,358	—
Foreign taxes withheld	(3,410)	—	—	—

Total Investments Income	335,114	1,021,195	131,943	4,394,636

EXPENSES:
Management fees (Note 3)	15,732	325,614	74,507	142,291
Money managers fees (Note 3)	65,550	—	—	98,813
Distribution and service fees (Note 3)
Investor Class	N/A	—	—	2,106
C Class	N/A	N/A	N/A	3,666
A Class	N/A	N/A	N/A	466
Administrative services fees — Investor Class (Note 3)	—	—	—	2,106
Shareholder servicing fees — Institutional Class	—	10,461	1,350	11,109
Chief compliance officer fees (Note 3)	984	643	117	1,072
Transfer agent & administration fees (Note 3)	9,727	52,486	3,720	42,180
Audit fees	11,404	14,030	11,664	12,213
Custodian fees	—	—	2,316	1,517
Fund accounting fees	6,886	30,428	17,367	23,323
Legal fees	1,230	17,957	2,344	3,746
Registration fees	634	10,300	4,196	14,644
Printing/postage expense	1,475	6,824	3,903	9,036
Trustees fees	1,230	4,190	540	3,125
ReFlow fees (Note 3)	—	—	—	707
Other expenses	—	—	1,252	11,360

Total net expenses	114,852	472,933	123,276	383,480

NET INVESTMENT INCOME:	220,262	548,262	8,667	4,011,156

Net realized gain (loss) on investments	(3,817,466)	87,272	(177,926)	(2,247,644)
Net realized loss on foreign currency transactions	—	—	(1,302)	—
Net realized gain on swap contracts	—	—	2,369,849	—
Net change in unrealized appreciation (depreciation) on investments	2,242,885	(2,075,955)	2,386,541	11,771,383
Net change in unrealized depreciation on swap contracts	—	—	(136,378)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY	(1,574,581)	(1,988,683)	4,440,784	9,523,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,354,319)	$(1,440,421)	$4,449,451	$13,534,895

June 30, 2009	86	See Notes to Financial Statements

Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	ACCESSOR INVESTMENT GRADE FIXED-INCOME	ACCESSOR MORTGAGE SECURITIES	ACCESSOR LIMITED DURATION U.S. GOVERNMENT	ACCESSOR U.S. GOVERNMENT MONEY
INVESTMENT INCOME:
Interest	$2,779,624	$1,649,570	$821,560	$4,572,714

Total Investments Income	2,779,624	1,649,570	821,560	4,572,714

EXPENSES:
Management fees (Note 3)	111,296	104,145	30,388	395,794
Money managers fees (Note 3)	84,315	72,323	75,705	—
Distribution and service fees (Note 3)
Investor Class	1,123	1,003	N/A	13,576
C Class	3,138	2,773	N/A	10,595
A Class	1,123	—	N/A	920
Administrative services fees — Investor Class (Note 3)	—	1,003	N/A	13,576
Shareholder services fees — Institutional Class	4,856	3,964	N/A	496,839
Investor Class	—	—	N/A	13,576
C Class	—	—	N/A	2,649
A Class	—	—	N/A	919
Chief compliance officer fees (Note 3)	641	571	563	—
Transfer agent & administration fees (Note 3)	35,057	32,711	18,926	273,895
Registration fees	15,086	14,503	1,647	42,040
Audit fees	12,314	14,348	11,842	13,219
Fund accounting fees	20,312	17,718	13,327	258,139
Custodian fees	9,314	20,273	1,938	20,109
Legal fees	16,747	2,743	2,492	68,507
Printing/postage expense	4,379	3,458	2,969	60,980
ReFlow fees (Note 3)	3,849	—	—	—
Trustees fees	3,101	2,719	2,337	45,471
Other expenses	13,953	15,094	8,341	25,677

Total expenses before waiver	340,604	309,349	170,475	1,756,481
Less fees waived:
Distribution and service fees
Investor Class	N/A	N/A	N/A	(11,311)
C Class	N/A	N/A	N/A	(8,587)
A Class	N/A	N/A	N/A	(440)
Administrative services fees — Investor Class (Note 2 and 3):	N/A	N/A	N/A	(6,526)
Shareholder services fees
Institutional Class	N/A	N/A	N/A	(27,390)
Investor Class	N/A	N/A	N/A	(725)
C Class	N/A	N/A	N/A	(156)
A Class	N/A	N/A	N/A	(48)

Total net expenses	340,604	309,349	170,475	1,701,298

NET INVESTMENT INCOME:	2,439,020	1,340,221	651,085	2,871,416

See Notes to Financial Statements	87	June 30, 2009

Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	ACCESSOR INVESTMENT GRADE FIXED-INCOME	ACCESSOR MORTGAGE SECURITIES	ACCESSOR LIMITED DURATION U.S. GOVERNMENT	ACCESSOR U.S. GOVERNMENT MONEY
Net realized gain (loss) on investments and options contracts	$(1,286,705)	$1,272,914	$234,091	$(14,853)
Net realized gain on futures contracts	205,481	—	—	—
Net change in unrealized appreciation (depreciation) on investments and options contracts	1,793,756	459,532	(189,485)
Net change in unrealized depreciation on futures contracts	(68,427)	(38,203)	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS AND FOREIGN CURRENCY	644,105	1,694,243	44,606	(14,853)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,083,125	$3,034,464	$695,691	$2,856,563

June 30, 2009	88	See Notes to Financial Statements

Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	ACCESSOR INCOME ALLOCATION	ACCESSOR INCOME & GROWTH ALLOCATION	ACCESSOR BALANCED ALLOCATION
INVESTMENT INCOME:
Dividends from affiliated investment company shares	$516,834	$760,351	$1,561,313

Total Investment Income	516,834	760,351	1,561,313

EXPENSES:
Management fees (Note 3)	8,622	18,509	47,863
Distribution and service fees (Note 3)
Investor Class	2,159	4,231	11,858
C Class	13,569	28,592	57,409
A Class	1,349	4,855	32,680
Administrative services fees — Investor Class (Note 3)	2,159	4,231	11,858
Chief compliance officer fees (Note 3)	494	538	680
Registration fees	17,314	16,890	20,393
Audit fees	7,288	7,310	7,373
Printing/postage expense	1,049	2,175	5,796
Custodian fees	2,989	3,001	3,000
Fund accounting fees	1,088	2,325	6,018
Legal fees	783	1,652	4,255
Transfer agent & administration fees (Note 3)	1,266	2,323	6,186
Trustees fees	741	1,598	4,176
ReFlow fees (Note 3)	—	77	—
Other expense	1,701	2,166	3,663

Total expenses before waiver	62,571	100,473	223,208
Less fees waived of management fees and transfer agent fees	(3,693)	(7,762)	(20,119)

Total net expenses	58,878	92,711	203,089

NET INVESTMENT INCOME:	457,956	667,640	1,358,224

Net realized gain (loss) on affiliated investments	27,045	(132,361)	(381,474)
Net change in unrealized appreciation on investments	725,364	1,472,390	4,034,572

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	752,409	1,340,029	3,653,098

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,210,365	$2,007,669	$5,011,322

See Notes to Financial Statements	89	June 30, 2009

Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	ACCESSOR GROWTH & INCOME ALLOCATION	ACCESSOR GROWTH ALLOCATION	ACCESSOR AGGRESSIVE GROWTH ALLOCATION
INVESTMENT INCOME:
Dividends from affiliated investment company shares	$1,355,378	$898,038	$219,160

Total Investment Income	1,355,378	898,038	219,160

EXPENSES:
Management fees (Note 3)	47,634	45,756	21,719
Distribution and service fees (Note 3)
Investor Class	13,288	14,525	8,312
C Class	145,375	126,019	27,472
A Class	30,732	28,719	12,378
Administrative services fees — Investor Class (Note 3)	13,288	14,525	8,312
Chief compliance officer fees (Note 3)	655	656	547
Registration fees	23,432	20,850	19,082
Printing/postage expense	5,907	5,890	2,873
Audit fees	7,350	7,342	7,288
Fund accounting fees	5,976	5,742	2,720
Legal fees	4,192	4,008	1,851
Transfer agent & administration fees (Note 3)	9,941	10,955	5,609
Trustees fees	4,301	4,077	1,914
Custodian fees	3,014	3,020	2,990
ReFlow fees (Note 3)	450	629	—
Other expense	3,887	3,731	2,441

Total expenses before waiver	319,422	296,444	125,508
Less fees waived of management fees	(23,268)	(24,038)	(12,108)

Total net expenses	296,154	272,406	113,400

NET INVESTMENT INCOME:	1,059,224	625,632	105,760

Net realized loss on affiliated investments	(1,549,373)	(729,906)	(386,611)
Net change in unrealized appreciation on investments	4,733,803	3,972,003	1,774,319

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,184,430	3,242,097	1,387,708

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,243,654	$3,867,729	$1,493,468

June 30, 2009	90	See Notes to Financial Statements

Statements of Changes in Net Assets

	ACCESSOR GROWTH		ACCESSOR VALUE
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
OPERATIONS:
Net investment income	$295,194	$289,271	$844,563	$2,031,361
Net realized loss on investments transactions	(6,851,824)	(23,708,308)	(13,883,944)	(25,617,477)
Change in unrealized net appreciation (depreciation) of investments	10,204,142	(25,075,007)	9,609,736	(28,460,785)

Net increase/(decrease) in net assets resulting from operations	3,647,512	(48,494,044)	(3,429,645)	(52,046,901)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(176,202)	(317,608)	(574,664)	(1,993,893)
Investor Class	(1,073)	(7,267)	(6,335)	(17,696)
C Class	—	—	(2,220)	(12,780)
A Class	(1,084)	(695)	(845)	(2,217)
Z Class	(117,053)	—	(264,823)	—

Total distributions	(295,412)	(325,570)	(848,887)	(2,026,586)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sales of shares	3,154,808	20,439,421	5,055,724	17,608,490
Issued to shareholders in reinvestment of distributions	52,079	60,746	127,185	328,686
Cost of shares redeemed	(64,603,407)	(54,462,088)	(60,415,964)	(28,588,494)

Net decrease from share transactions	(61,396,520)	(33,961,921)	(55,233,055)	(10,651,318)

Investor Class
Proceeds from sales of shares	47,539	175,921	57,255	192,690
Issued to shareholders in reinvestment of distributions	745	5,411	4,738	12,709
Cost of shares redeemed	(328,309)	(869,709)	(222,997)	(783,104)

Net decrease from share transactions	(280,025)	(688,377)	(161,004)	(577,705)

C Class
Proceeds from sales of shares	115,107	427,569	17,353	343,902
Issued to shareholders in reinvestment of distributions	—	—	392	6,492
Cost of shares redeemed	(500,787)	(4,122,446)	(310,364)	(3,213,618)

Net decrease from share transactions	(385,680)	(3,694,877)	(292,619)	(2,863,224)

A Class
Proceeds from sales of shares	6,820	98,342	353	660
Issued to shareholders in reinvestment of distributions	1,030	668	845	2,217
Cost of shares redeemed	(92,643)	(116,019)	(2,761)	(91,617)

Net decrease from share transactions	(84,793)	(17,009)	(1,563)	(88,740)

Z Class
Proceeds from sales of shares	58,843,034	—	59,007,641	—
Cost of shares redeemed	(7,092,491)	—	(6,488,588)	—

Net increase from share transactions	51,750,543	—	52,519,053	—

Total decrease from share transactions	(10,396,475)	(38,362,184)	(3,169,188)	(14,180,987)

Net decrease in net assets	(7,044,375)	(87,181,798)	(7,447,720)	(68,254,474)

See Notes to Financial Statements	91	June 30, 2009

Statements of Changes in Net Assets

	ACCESSOR GROWTH		ACCESSOR VALUE
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008

NET ASSETS:
Beginning of period	$82,818,285	$170,000,083	$79,638,404	$147,892,878

End of period (including undistributed (distributions in excess) net investment income (loss) of $(218), $0, $1,626 and $5,950 respectively)	$75,773,910	$82,818,285	$72,190,684	$79,638,404

Other Informations:
SHARE TRANSACTIONS:
Institutional Class
Sold	179,910	885,590	389,828	970,385
Distributions reinvested	2,887	2,994	10,052	18,487
Redeemed	(3,538,162)	(2,295,917)	(4,536,461)	(1,417,173)

Net decrease in shares outstanding	(3,355,365)	(1,407,333)	(4,136,581)	(428,301)

Investor Class
Sold	2,920	7,764	4,814	9,141
Distributions reinvested	42	317	374	719
Redeemed	(19,008)	(37,731)	(17,578)	(39,991)

Net decrease in shares outstanding	(16,046)	(29,650)	(12,390)	(30,131)

C Class
Sold	6,911	17,996	1,370	16,149
Distributions reinvested	—	—	32	322
Redeemed	(29,505)	(173,520)	(24,504)	(150,435)

Net decrease in shares outstanding	(22,594)	(155,524)	(23,102)	(133,964)

A Class
Sold	381	5,487	29	36
Distributions reinvested	57	39	67	124
Redeemed	(5,066)	(4,796)	(205)	(4,504)

Net increase (decrease) in shares outstanding	(4,628)	730	(109)	(4,344)

Z Class
Sold	3,207,926	—	4,441,339	—
Redeemed	(368,066)	—	(473,416)	—

Net increase in shares outstanding	2,839,860	—	3,967,923	—

June 30, 2009	92	See Notes to Financial Statements

Statements of Changes in Net Assets

	ACCESSOR SMALL TO MID CAP		ACCESSOR INTERNATIONAL EQUITY
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
OPERATIONS:
Net investment income	$338,803	$162,655	$1,333,758	$4,448,882
Net realized loss on investments	(23,970,194)	(30,368,797)	(3,457,856)	(97,714,944)
Net realized gain (loss) on foreign currency transactions	—	—	(56,353)	73,194
Change in unrealized appreciation (depreciation) on investments	30,248,202	(69,855,089)	9,724,633	(26,209,806)
Change in unrealized appreciation on translations of assets and liabilities in foreign currencies	—	—	19,932	42,875

Net increase (decrease) from operations	6,616,811	(100,061,231)	7,564,114	(119,359,799)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(528,432)	—	—	(114,367)
Investor Class	(3,502)	—	—	(2,508)
C Class	(346)	—	—	—
A Class	(9,043)	—	—	(6,014)
Z Class	(97,686)	—	—	—
From net realized gains on investments
Advisor Class	—	(975,244)	—	(7,588,239)
Investor Class	—	(15,268)	—	(166,429)
C Class	—	(5,615)	—	(105,285)
A Class	—	(23,620)	—	(399,020)
Z Class	—	—	—	—

Total distributions	(639,009)	(1,019,747)	—	(8,381,862)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sales of shares	11,571,641	45,620,395	2,858,975	29,392,704
Issued to shareholders in reinvestment of distributions	124,814	270,692	—	2,139,881
Cost of shares redeemed	(56,113,621)	(102,828,344)	(70,304,013)	(61,029,776)

Net decrease from share transactions	(44,417,166)	(56,937,257)	(67,445,038)	(29,497,191)

Investor Class
Proceeds from sales of shares	82,767	352,528	316,165	1,034,076
Issued to shareholders in reinvestment of distributions	3,141	13,544	—	149,340
Cost of shares redeemed	(566,124)	(1,918,175)	(615,077)	(3,303,489)

Net decrease from share transactions	(480,216)	(1,552,103)	(298,912)	(2,120,073)

C Class
Proceeds from sales of shares	11,649	261,593	17,701	887,540
Issued to shareholders in reinvestment of distributions	246	5,615	—	93,469
Cost of shares redeemed	(185,917)	(2,170,745)	(358,171)	(5,508,725)

Net decrease from share transactions	(174,022)	(1,903,537)	(340,470)	(4,527,716)

A Class
Proceeds from sales of shares	296,331	1,157,447	211,215	3,143,435
Issued to shareholders in reinvestment of distributions	9,021	23,558	—	401,381
Cost of shares redeemed	(447,239)	(1,492,307)	(665,372)	(4,421,462)

Net decrease from share transactions	(141,887)	(311,302)	(454,157)	(876,646)

See Notes to Financial Statements	93	June 30, 2009

Statements of Changes in Net Assets

	ACCESSOR SMALL TO MID CAP		ACCESSOR INTERNATIONAL EQUITY
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
Z Class
Proceeds from sales of shares	$62,546,785	$—	$54,163,345	$—
Cost of shares redeemed	—	—	(200,000)	—

Net increase from share transactions	62,546,785	—	53,963,345	—

Total increase (decrease) from share transactions	17,333,494	(60,704,199)	(14,575,232)	(37,021,626)

Net increase/(decrease) in net assets	23,311,296	(161,785,177)	(7,011,118)	(164,763,287)

NET ASSETS:
Beginning of period	143,968,551	305,753,728	102,713,825	267,477,112

End of period (including undistributed (distributions in excess) net investment income (loss) of $115,191, $415,397, $5,633,954 and $4,300,196 respectively)	$167,279,847	$143,968,551	$95,702,707	$102,713,825

Other Informations:
SHARE TRANSACTIONS:
Institutional Class
Sold	670,896	1,893,129	272,633	1,779,746
Distributions reinvested	7,050	9,822	—	118,831
Redeemed	(2,981,763)	(3,806,911)	(6,456,124)	(3,268,184)

Net decrease in shares outstanding	(2,303,817)	(1,903,960)	(6,183,491)	(1,369,607)

Investor Class
Sold	5,204	13,570	31,651	57,045
Distributions reinvested	189	514	—	8,618
Redeemed	(34,747)	(73,447)	(63,291)	(171,180)

Net decrease in shares outstanding	(29,354)	(59,363)	(31,640)	(105,517)

C Class
Sold	700	10,020	1,785	44,257
Distributions reinvested	15	215	—	5,412
Redeemed	(11,594)	(79,726)	(33,956)	(272,680)

Net decrease in shares outstanding	(10,879)	(69,491)	(32,171)	(223,011)

A Class
Sold	17,249	47,093	20,636	158,618
Distributions reinvested	520	869	—	22,499
Redeemed	(27,460)	(58,917)	(68,911)	(237,907)

Net decrease in shares outstanding	(9,691)	(10,955)	(48,275)	(56,790)

Z Class
Sold	3,223,755	—	4,920,903	—
Redeemed	—	—	(16,807)	—

Net increase in shares outstanding	3,223,755	—	4,904,096	—

June 30, 2009	94	See Notes to Financial Statements

Statements of Changes in Net Assets

	ACCESSOR TOTAL RETURN		ACCESSOR STRATEGIC ALTERNATIVES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	PERIOD ENDED DECEMBER 31, 2008*
OPERATIONS:
Net investment income	$220,262	$829,085	$548,262	$1,396,722
Net realized gain (loss) on investments	(3,817,466)	(23,412,690)	87,272	(922,670)
Change in unrealized appreciation (depreciation) of investments and other assets and liabilities	2,242,885	(2,876,328)	(2,075,955)	(18,113,882)

Net decrease from operations	(1,354,319)	(25,459,933)	(1,440,421)	(17,639,830)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Total Return	(206,048)	(837,875)	N/A	N/A
Institutional Class	N/A	N/A	(436,553)	(1,391,852)
Investor Class	N/A	N/A	(109)	—
C Class	N/A	N/A	N/A	N/A
A Class	N/A	N/A	N/A	N/A
Z Class	N/A	N/A	(93,656)	—
From net realized gains on investments
Institutional Class	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	—	—
C Class	N/A	N/A	N/A	N/A
A Class	N/A	N/A	N/A	N/A
Z Class	N/A	N/A	—	—

Total distributions	(206,048)	(837,875)	(530,318)	(1,391,852)

SHARE TRANSACTIONS:
Total Return
Proceeds from sales of shares	706,451	23,772,119	N/A	N/A
Issued to shareholders in reinvestment of distributions	22,463	88,714	N/A	N/A
Cost of shares redeemed	(5,195,598)	(23,447,977)	N/A	N/A

Net increase (decrease) from share transactions	(4,466,684)	412,856	N/A	N/A

Institutional Class
Proceeds from sales of shares	N/A	N/A	14,247,002	139,308,853
Issued to shareholders in reinvestment of distributions	N/A	N/A	59,100	115,143
Cost of shares redeemed	N/A	N/A	(52,376,409)	(18,065,231)

Net increase (decrease) from share transactions	N/A	N/A	(38,070,307)	121,358,765

Investor Class
Proceeds from sales of shares	N/A	N/A	19,900	—
Issued to shareholders in reinvestment of distributions	N/A	N/A	109	—
Cost of shares redeemed	N/A	N/A	—	—

Net increase from share transactions	N/A	N/A	20,009	—

Z Class
Proceeds from sales of shares	N/A	N/A	41,713,201	—
Cost of shares redeemed	N/A	N/A	(4,600,000)	—

Net increase from share transactions	N/A	N/A	37,113,201	—

Total increase (decrease) from share transactions	(4,466,684)	412,856	(937,097)	121,358,765

Net increase/(decrease) in net assets	(6,027,051)	(25,884,952)	(2,907,836)	102,327,083

See Notes to Financial Statements	95	June 30, 2009

Statements of Changes in Net Assets

	ACCESSOR TOTAL RETURN		ACCESSOR STRATEGIC ALTERNATIVES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	PERIOD ENDED DECEMBER 31, 2008*
NET ASSETS:
Beginning of period	$31,181,985	$57,066,937	$102,327,083	$—

End of period (including undistributed (distributions in excess) net investment income (loss) of $34,608, $20,394, $17,944 and $0 respectively)	$25,154,934	$31,181,985	$99,419,247	$102,327,083

Other Informations:
SHARE TRANSACTIONS:
Total Return
Sold	159,399	3,176,023	N/A	N/A
Distributions reinvested	4,675	13,537	N/A	N/A
Redeemed	(1,098,128)	(3,203,735)	N/A	N/A

Net decrease in shares outstanding	(934,054)	(14,175)	N/A	N/A

Institutional Class
Sold	N/A	N/A	1,464,602	11,643,738
Distributions reinvested	N/A	N/A	6,128	10,377
Redeemed	N/A	N/A	(5,356,283)	(1,686,845)

Net increase (decrease) in shares outstanding	N/A	N/A	(3,885,553)	9,967,270

Investor Class
Sold	N/A	N/A	1,956	N/A
Distributions reinvested	N/A	N/A	11	N/A
Redeemed	N/A	N/A	—	N/A

Net increase in shares outstanding	N/A	N/A	1,967	N/A

Z Class
Sold	N/A	N/A	4,243,434	N/A
Redeemed	N/A	N/A	(446,564)	N/A

Net increase in shares outstanding	N/A	N/A	3,796,870	N/A

* Commenced operations on January 29, 2008.

June 30, 2009	96	See Notes to Financial Statements

Statements of Changes in Net Assets

	ACCESSOR FRONTIER MARKETS	ACCESSOR HIGH YIELD BOND
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)(a)	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
OPERATIONS:
Net investment income	$8,667	$4,011,156	$5,422,676
Net realized loss on investments	(177,926)	(2,247,644)	(12,953,473)
Net realized loss on foreign currency transactions	(1,302)	—	—
Net realized gain on swap contracts	2,369,849	—	—
Change in unrealized appreciation (depreciation) of investments and other assets and liabilities	2,386,541	11,771,383	(7,908,646)
Change in unrealized depreciation on swap contracts	(136,378)	—	—

Net increase (decrease) from operations	4,449,451	13,534,895	(15,439,443)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	(3,354,026)	(5,231,439)
Investor Class	—	(82,660)	(71,005)
C Class	—	(32,922)	(69,204)
A Class	—	(17,577)	(74,635)
Z Class	—	(391,162)	—
From net realized gains on investments
Advisor Class	—	—	—
Investor Class	—	—	—
C Class	—	—	—
A Class	—	—	—
Z Class	—	—	—

Total distributions	—	(3,878,347)	(5,446,283)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sales of shares	27,240,407	41,609,361	21,486,546
Issued to shareholders in reinvestment of distributions	—	1,038,268	1,507,563
Cost of shares redeemed	(19,414,567)	(36,385,746)	(24,577,935)

Net increase (decrease) from share transactions	7,825,840	6,261,883	(1,583,826)

Investor Class
Proceeds from sales of shares	1,037,770	2,886,934	278,565
Issued to shareholders in reinvestment of distributions	—	68,433	48,638
Cost of shares redeemed	—	(774,397)	(1,429,834)

Net increase (decrease) from share transactions	1,037,770	2,180,970	(1,102,631)

C Class
Proceeds from sales of shares	N/A	296,304	122,297
Issued to shareholders in reinvestment of distributions	N/A	15,288	29,957
Cost of shares redeemed	N/A	(252,399)	(656,924)

Net increase (decrease) from share transactions	N/A	59,193	(504,670)

A Class
Proceeds from sales of shares	N/A	39,555	101,323
Issued to shareholders in reinvestment of distributions	N/A	4,771	8,176
Cost of shares redeemed	N/A	(2,123)	(970,901)

Net increase (decrease) from share transactions	N/A	42,203	(861,402)

(a) Commenced operations on December 31, 2008.

See Notes to Financial Statements	97	June 30, 2009

Statements of Changes in Net Assets

	ACCESSOR FRONTIER MARKETS	ACCESSOR HIGH YIELD BOND
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)(a)	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
Z Class
Proceeds from sales of shares	$19,393,963	$25,276,692	$—
Cost of shares redeemed	(1,650,000)	—	—

Net increase from share transactions	17,743,963	25,276,692	—

Total increase (decrease) from share transactions	26,607,573	33,820,941	(4,052,529)

Net increase/(decrease) in net assets	31,057,024	43,477,489	(24,938,255)

NET ASSETS:
Beginning of period	—	52,342,260	77,280,515

End of period (including undistributed (distributions in excess) net investment income (loss) of $8,667, $132,809 and $0 respectively)	$31,057,024	$95,819,749	$52,342,260

Other Informations:
SHARE TRANSACTIONS:
Institutional Class
Sold	2,550,878	5,229,645	2,513,284
Distributions reinvested	—	128,424	172,700
Redeemed	(1,789,341)	(4,441,162)	(2,801,317)

Net increase (decrease) in shares outstanding	761,537	916,907	(115,333)

Investor Class
Sold	86,255	361,549	27,682
Distributions reinvested	—	8,352	5,150
Redeemed	—	(92,701)	(144,804)

Net increase (decrease) in shares outstanding	86,255	277,200	(111,972)

C Class
Sold	—	36,926	13,895
Distributions reinvested	—	1,902	3,270
Redeemed	—	(30,500)	(69,181)

Net increase (decrease) in shares outstanding	—	8,328	(52,016)

A Class
Sold	—	4,843	10,004
Distributions reinvested	—	592	896
Redeemed	—	(272)	(101,351)

Net increase (decrease) in shares outstanding	—	5,163	(90,451)

Z Class
Sold	1,787,462	3,026,212	—
Redeemed	(127,223)	—	—

Net increase in shares outstanding	1,660,239	3,026,212	—

(a) Commenced operations on December 31, 2008.

June 30, 2009	98	See Notes to Financial Statements

Statements of Changes in Net Assets

	ACCESSOR INVESTMENT GRADE FIXED-INCOME		ACCESSOR MORTGAGE SECURITIES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
OPERATIONS:
Net investment income	$2,439,020	$4,107,592	$1,340,221	$3,270,562
Net realized gain (loss) on investments and options contracts	(1,286,705)	297,616	1,272,914	(925,961)
Net realized gain on future contracts	205,481	—	—	—
Change in unrealized net appreciation (depreciation) of investments and options contracts	1,793,756	(6,989,480)	459,532	(1,986,476)
Change in unrealized appreciation (depreciation) on futures contracts	(68,427)	—	(38,203)	—

Net increase/(decrease) in net assets resulting from operations	3,083,125	(2,584,272)	3,034,464	358,125

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(1,447,329)	(4,162,656)	(908,848)	(3,108,781)
Investor Class	(26,172)	(148,319)	(13,355)	(45,426)
C Class	(16,513)	(34,459)	(8,085)	(25,490)
Z Class	(594,687)	—	(191,758)	—
From net realized gains on investments
Institutional Class	(198,391)	—	—	—
Investor Class	(2,332)	—	—	—
C Class	(1,978)	—	—	—
Z Class	—	—	—	—

Total distributions	(2,287,402)	(4,345,434)	(1,122,046)	(3,179,697)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sales of shares	6,197,398	21,382,866	1,904,249	28,775,383
Issued to shareholders in reinvestment of distributions	484,419	1,585,253	316,478	1,159,290
Shares issued in connection with merger (Note 11)	36,540,066	—	—	—
Cost of shares redeemed	(84,807,880)	(24,002,191)	(48,173,273)	(24,266,601)

Net increase (decrease) from share transactions	(41,585,997)	(1,034,072)	(45,952,546)	5,668,072

Investor Class
Proceeds from sales of shares	86,224	1,011,246	194,974	213,048
Issued to shareholders in reinvestment of distributions	20,528	125,112	11,552	29,362
Shares issued in connection with merger (Note 11)	147,495	—	—	—
Cost of shares redeemed	(807,184)	(6,571,460)	(503,302)	(503,938)

Net decrease from share transactions	(552,937)	(5,435,102)	(296,776)	(261,528)

C Class
Proceeds from sales of shares	70,474	136,833	33,022	142,477
Issued to shareholders in reinvestment of distributions	5,250	3,631	2,695	7,216
Shares issued in connection with merger (Note 11)	452,976	—	—	—
Cost of shares redeemed	(543,835)	(329,208)	(278,186)	(353,045)

Net decrease from share transactions	(15,135)	(188,744)	(242,469)	(203,352)

See Notes to Financial Statements	99	June 30, 2009

Statements of Changes in Net Assets

	ACCESSOR INVESTMENT GRADE FIXED-INCOME		ACCESSOR MORTGAGE SECURITIES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
Z Class
Proceeds from sales of shares	$69,424,566	$—	$35,326,619	$—
Cost of shares redeemed	(4,333,411)	—	—	—

Net increase from share transactions	65,091,155	—	35,326,619	—

Total increase (decrease) from share transactions	22,937,086	(6,657,918)	(11,165,172)	5,203,192

Net increase/(decrease) in net assets	23,732,809	(13,587,624)	(9,252,754)	2,381,620

NET ASSETS:
Beginning of period	65,760,125	79,347,749	66,996,812	64,615,192

End of period (including undistributed (distributions in excess) net investment income (loss) of $315,319, ($39,000), $218,175 and $0, respectively)	$89,492,934	$65,760,125	$57,744,058	$66,996,812

Other Informations:
SHARE TRANSACTIONS:
Institutional Class
Sold	637,935	2,070,213	155,949	2,293,338
Distributions reinvested	49,525	159,310	25,964	95,523
Shares issued in connection with merger (Note 11)	3,790,485	—	—	—
Redeemed	(8,752,850)	(2,407,716)	(3,941,540)	(1,986,500)

Net increase (decrease) in shares outstanding	(4,274,905)	(178,193)	(3,759,627)	402,361

Investor Class
Sold	8,952	94,916	15,976	17,263
Distributions reinvested	2,102	12,134	948	2,412
Shares issued in connection with merger (Note 11)	15,309	—	—	—
Redeemed	(82,883)	(633,457)	(41,471)	(41,801)

Net decrease in shares outstanding	(56,520)	(526,407)	(24,547)	(22,126)

C Class
Sold	7,115	13,962	2,657	11,523
Distributions reinvested	541	362	221	591
Shares issued in connection with merger (Note 11)	46,984	—	—	—
Redeemed	(55,244)	(33,150)	(22,530)	(29,229)

Net decrease in shares outstanding	(604)	(18,826)	(19,652)	(17,115)

Z Class
Sold	7,189,417	—	2,874,130	—
Redeemed	(444,384)	—	—	—

Net increase in shares outstanding	6,745,033	—	2,874,130	—

June 30, 2009	100	See Notes to Financial Statements

Statements of Changes in Net Assets

	ACCESSOR LIMITED DURATION U.S. GOVT.		ACCESSOR U.S. GOVERNMENT MONEY
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
OPERATIONS:
Net investment income	$651,085	$2,127,058	$2,871,416	$29,149,191
Net realized gain (loss) on investments	234,091	462,896	(14,853)	118,177
Change in unrealized net depreciation of investments	(189,485)	(94,986)	—	—

Net increase/(decrease) in net assets resulting from operations	695,691	2,494,968	2,856,563	29,267,368

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Limited Duration U.S. Government Fund	(655,685)	(2,106,718)	N/A	N/A
U.S. Government Money Fund
Institutional Class	N/A	N/A	(837,118)	(15,638,986)
Investor Class	N/A	N/A	(14,291)	(184,820)
C Class	N/A	N/A	(2,412)	(21,517)
A Class	N/A	N/A	(1,115)	(18,172)
Z Class	N/A	N/A	(2,016,477)	(13,285,691)
From net realized gains on investments
Limited Duration U.S. Government Fund	—	(202,154)	N/A	N/A

Total distributions	(655,685)	(2,308,872)	(2,871,413)	(29,149,186)

SHARE TRANSACTIONS:
Limited Duration
Proceeds from sales of shares	4,840,498	20,011,045	N/A	N/A
Issued to shareholders in reinvestment of distributions	63,240	161,092	N/A	N/A
Cost of shares redeemed	(20,452,032)	(28,412,140)	N/A	N/A

Net decrease from share transactions	(15,548,294)	(8,240,003)	N/A	N/A

Institutional Class
Proceeds from sales of shares	N/A	N/A	579,598,012	939,586,306
Issued to shareholders in reinvestment of distributions	N/A	N/A	43,346	708,171
Cost of shares redeemed	N/A	N/A	(623,433,914)	(1,892,044,845)

Net decrease from share transactions	N/A	N/A	(43,792,556)	(951,750,368)

Investor Class
Proceeds from sales of shares	N/A	N/A	3,983,811	10,456,049
Issued to shareholders in reinvestment of distributions	N/A	N/A	13,630	175,804
Cost of shares redeemed	N/A	N/A	(6,706,792)	(11,138,524)

Net decrease from share transactions	N/A	N/A	(2,709,351)	(506,671)

C Class
Proceeds from sales of shares	N/A	N/A	957,772	3,684,586
Issued to shareholders in reinvestment of distributions	N/A	N/A	2,317	20,434
Cost of shares redeemed	N/A	N/A	(950,121)	(3,275,310)

Net increase from share transactions	N/A	N/A	9,968	429,710

A Class
Proceeds from sales of shares	N/A	N/A	663,601	1,583,430
Issued to shareholders in reinvestment of distributions	N/A	N/A	1,080	17,983
Cost of shares redeemed	N/A	N/A	(864,628)	(2,263,596)

Net decrease from share transactions	N/A	N/A	(199,947)	(662,183)

See Notes to Financial Statements	101	June 30, 2009

Statements of Changes in Net Assets

	ACCESSOR LIMITED DURATION U.S. GOVT.				ACCESSOR U.S. GOVERNMENT MONEY
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DEC. 31, 2008		PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
Z Class
Proceeds from sales of shares	$	N/A	$	N/A	$734,669,811	$2,300,347,644
Issued to shareholders in reinvestment of distributions		N/A		N/A	14,806	82,947
Cost of shares redeemed		N/A		N/A	(1,006,007,866)	(1,621,457,478)

Net increase (decrease) from share transactions		N/A		N/A	(271,323,249)	678,973,113

Total decrease from share transactions		(15,548,294)		(8,240,003)	(318,015,135)	(273,516,399)

Net decrease in net assets		(15,508,288)		(8,053,907)	(318,029,985)	(273,398,217)

NET ASSETS:
Beginning of period		55,110,483		63,164,390	1,152,233,233	1,425,631,450

End of period (including undistributed (distributions in excess) net investment income (loss) of $(4,600), $0, $3 and $0 respectively)		$39,602,195		$55,110,483	$834,203,248	$1,152,233,233

Other Informations:
SHARE TRANSACTIONS:
Limited Duration
Sold		398,009		1,642,121	N/A	N/A
Distributions reinvested		5,199		13,253	N/A	N/A
Redeemed		(1,680,855)		(2,334,057)	N/A	N/A

Net decrease in shares outstanding		(1,277,647)		(678,683)	N/A	N/A

Institutional Class
Sold		N/A		N/A	579,598,011	939,586,306
Distributions reinvested		N/A		N/A	43,348	708,171
Redeemed		N/A		N/A	(623,433,913)	(1,892,044,845)

Net decrease in shares outstanding		N/A		N/A	(43,792,554)	(951,750,368)

Investor Class
Sold		N/A		N/A	3,983,811	10,456,049
Distributions reinvested		N/A		N/A	13,630	175,804
Redeemed		N/A		N/A	(6,706,792)	(11,138,524)

Net decrease in shares outstanding		N/A		N/A	(2,709,351)	(506,671)

C Class
Sold		N/A		N/A	957,772	3,684,586
Distributions reinvested		N/A		N/A	2,317	20,434
Redeemed		N/A		N/A	(950,121)	(3,275,310)

Net increase in shares outstanding		N/A		N/A	9,968	429,710

A Class
Sold		N/A		N/A	663,601	1,583,430
Distributions reinvested		N/A		N/A	1,080	17,983
Redeemed		N/A		N/A	(864,628)	(2,263,596)

Net decrease in shares outstanding		N/A		N/A	(199,947)	(662,183)

Z Class
Sold		N/A		N/A	734,669,811	2,300,347,644
Distributions reinvested		N/A		N/A	14,806	82,947
Redeemed		N/A		N/A	(1,006,007,866)	(1,621,457,478)

Net increase (decrease) in shares outstanding		N/A		N/A	(271,323,249)	678,973,113

June 30, 2009	102	See Notes to Financial Statements

Statements of Changes in Net Assets

	ACCESSOR INCOME ALLOCATION		ACCESSOR INCOME & GROWTH ALLOCATION
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
OPERATIONS:
Net investment income	$457,956	$906,575	$667,640	$1,369,827
Net realized gain (loss) on affiliated investments	27,045	(179,328)	(132,361)	162,528
Change in unrealized appreciation (depreciation) of investments and other assets and liabilities	725,364	(2,117,508)	1,472,390	(10,194,986)

Net increase/(decrease) in net assets resulting from operations	1,210,365	(1,390,261)	2,007,669	(8,662,631)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(325,698)	(607,865)	(487,798)	(991,740)
Investor Class	(43,082)	(124,319)	(56,904)	(142,888)
C Class	(62,179)	(116,503)	(81,582)	(236,502)
A Class	(28,795)	(58,483)	(49,022)	(113,968)
From net realized gains on investments
Advisor Class	—	—	—	(163,526)
Investor Class	—	—	—	(25,450)
C Class	—	—	—	(48,758)
A Class	—	—	—	(20,150)

Total distributions	(459,754)	(907,170)	(675,306)	(1,742,982)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sales of shares	4,699,916	11,502,129	10,749,730	17,020,892
Issued to shareholders in reinvestment of distributions	210,953	422,781	392,559	919,954
Cost of shares redeemed	(2,026,055)	(11,672,186)	(5,416,490)	(11,456,011)

Net increase from share transactions	2,884,814	252,724	5,725,799	6,484,835

Investor Class
Proceeds from sales of shares	218,065	910,491	374,973	1,208,215
Issued to shareholders in reinvestment of distributions	42,433	123,024	56,904	168,058
Cost of shares redeemed	(921,284)	(1,735,823)	(379,270)	(1,839,267)

Net increase (decrease) from share transactions	(660,786)	(702,308)	52,607	(462,994)

C Class
Proceeds from sales of shares	868,096	1,421,956	378,115	1,853,991
Issued to shareholders in reinvestment of distributions	56,606	99,258	79,691	276,624
Cost of shares redeemed	(710,364)	(1,585,618)	(1,145,579)	(4,309,294)

Net increase (decrease) from share transactions	214,338	(64,404)	(687,773)	(2,178,679)

A Class
Proceeds from sales of shares	270,988	1,415,713	771,325	1,568,475
Issued to shareholders in reinvestment of distributions	20,791	44,604	46,898	123,290
Cost of shares redeemed	(172,295)	(1,003,229)	(431,812)	(1,533,085)

Net increase (decrease) from share transactions	119,484	457,088	386,411	158,680

Total increase (decrease) from share transactions	2,557,850	(56,900)	5,477,044	4,001,842

Net increase/(decrease) in net assets	3,308,461	(2,354,331)	6,809,407	(6,403,771)

See Notes to Financial Statements	103	June 30, 2009

Statements of Changes in Net Assets

	ACCESSOR INCOME ALLOCATION		ACCESSOR INCOME & GROWTH ALLOCATION
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
NET ASSETS:
Beginning of period	$15,970,043	$18,324,374	$37,162,468	$43,566,239

End of period (including undistributed (distributions in excess) net investment income (loss) of $(1,151), $647, $(1,857) and $5,809 respectively)	$19,278,504	$15,970,043	$43,971,875	$37,162,468

Other Informations:
SHARE TRANSACTIONS:
Institutional Class
Sold	363,448	825,813	848,982	1,162,207
Distributions reinvested	16,292	31,324	31,468	64,784
Redeemed	(157,907)	(847,549)	(441,975)	(791,580)

Net increase in shares outstanding	221,833	9,588	438,475	435,411

Investor Class
Sold	16,849	65,321	30,288	81,358
Distributions reinvested	3,287	9,093	4,572	11,775
Redeemed	(71,025)	(127,521)	(31,265)	(125,499)

Net increase (decrease) in shares outstanding	(50,889)	(53,107)	3,595	(32,366)

C Class
Sold	67,985	104,206	30,997	129,373
Distributions reinvested	4,387	7,383	6,432	19,407
Redeemed	(55,304)	(116,722)	(95,809)	(298,354)

Net increase (decrease) in shares outstanding	17,068	(5,133)	(58,380)	(149,574)

A Class
Sold	20,996	99,957	62,264	106,546
Distributions reinvested	1,607	3,304	3,768	8,643
Redeemed	(13,363)	(72,894)	(36,131)	(109,205)

Net increase in shares outstanding	9,240	30,367	29,901	5,984

June 30, 2009	104	See Notes to Financial Statements

Statements of Changes in Net Assets

	ACCESSOR BALANCED ALLOCATION		ACCESSOR GROWTH & INCOME ALLOCATION
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
OPERATIONS:
Net investment income	$1,358,224	$2,897,470	$1,059,224	$2,612,805
Net realized gain (loss) on investments	(381,474)	215,375	(1,549,373)	67,343
Change in unrealized appreciation (depreciation) of investments and other assets and liabilities	4,034,572	(36,542,158)	4,733,803	(50,151,599)

Net increase/(decrease) in net assets resulting from operations	5,011,322	(33,429,313)	4,243,654	(47,471,451)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(868,784)	(1,956,961)	(507,479)	(1,531,848)
Investor Class	(122,115)	(328,262)	(116,163)	(323,841)
C Class	(117,862)	(376,736)	(241,407)	(776,785)
A Class	(253,352)	(687,198)	(200,329)	(639,527)
From net realized gains on investments
Advisor Class	—	(593,212)	—	(879,131)
Investor Class	—	(110,694)	—	(235,171)
C Class	—	(159,020)	—	(721,388)
A Class	—	(221,543)	—	(436,783)

Total distributions	(1,362,113)	(4,433,626)	(1,065,378)	(5,544,474)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sales of shares	20,912,705	25,145,480	7,904,998	17,855,906
Issued to shareholders in reinvestment of distributions	657,130	2,089,256	426,541	2,118,731
Cost of shares redeemed	(9,240,780)	(17,608,499)	(6,741,080)	(26,000,460)

Net increase (decrease) from share transactions	12,329,055	9,626,237	1,590,459	(6,025,823)

Investor Class
Proceeds from sales of shares	905,906	3,669,629	766,174	3,514,790
Issued to shareholders in reinvestment of distributions	121,934	438,192	116,163	559,029
Cost of shares redeemed	(2,142,124)	(5,039,210)	(866,167)	(3,835,236)

Net increase (decrease) from share transactions	(1,114,284)	(931,389)	16,170	238,583

C Class
Proceeds from sales of shares	383,766	3,582,243	1,394,789	7,544,249
Issued to shareholders in reinvestment of distributions	113,276	516,384	231,579	1,430,978
Cost of shares redeemed	(1,890,239)	(6,583,756)	(3,919,130)	(16,140,217)

Net decrease from share transactions	(1,393,197)	(2,485,129)	(2,292,762)	(7,164,990)

A Class
Proceeds from sales of shares	1,694,940	4,566,540	828,650	4,947,755
Issued to shareholders in reinvestment of distributions	242,194	873,430	191,262	1,027,547
Cost of shares redeemed	(2,345,954)	(7,752,377)	(3,983,692)	(5,885,890)

Net increase (decrease) from share transactions	(408,820)	(2,312,407)	(2,963,780)	89,412

Total increase (decrease) from share transactions	9,412,754	3,897,312	(3,649,913)	(12,862,818)

Net increase/(decrease) in net assets	13,061,963	(33,965,627)	(471,637)	(65,878,743)

See Notes to Financial Statements	105	June 30, 2009

Statements of Changes in Net Assets

	ACCESSOR BALANCED ALLOCATION		ACCESSOR GROWTH & INCOME ALLOCATION
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
NET ASSETS:
Beginning of period	$95,399,698	$129,365,325	$103,573,548	$169,452,291

End of period (including undistributed (distributions in excess) net investment income (loss) of $(3,889), $0, $(6,152) and $2 respectively)	$108,461,661	$95,399,698	$103,101,911	$103,573,548

Other Informations:
SHARE TRANSACTIONS:
Institutional Class
Sold	1,694,752	1,623,393	669,424	1,124,123
Distributions reinvested	53,877	143,874	36,446	147,927
Redeemed	(768,765)	(1,193,637)	(605,178)	(1,700,702)

Net increase (decrease) in shares outstanding	979,864	573,630	100,692	(428,652)

Investor Class
Sold	74,547	244,623	65,716	230,473
Distributions reinvested	10,033	30,220	9,961	39,333
Redeemed	(175,502)	(334,057)	(75,612)	(256,949)

Net increase (decrease) in shares outstanding	(90,922)	(59,214)	65	12,857

C Class
Sold	31,771	226,328	122,115	503,027
Distributions reinvested	9,333	35,576	19,968	100,802
Redeemed	(160,788)	(455,595)	(350,159)	(1,089,427)

Net decrease in shares outstanding	(119,684)	(193,691)	(208,076)	(485,598)

A Class
Sold	141,112	298,017	72,214	322,504
Distributions reinvested	19,905	59,999	16,445	72,200
Redeemed	(196,678)	(514,430)	(343,407)	(402,414)

Net decrease in shares outstanding	(35,661)	(156,414)	(254,748)	(7,710)

June 30, 2009	106	See Notes to Financial Statements

Statements of Changes in Net Assets

	ACCESSOR GROWTH ALLOCATION		ACCESSOR AGGRESSIVE GROWTH ALLOCATION
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
OPERATIONS:
Net investment income	$625,632	$1,239,747	$105,760	$112,207
Net realized gain (loss) on investments	(729,906)	803,477	(386,611)	517,308
Change in unrealized appreciation (depreciation) of investments and other assets and liabilities	3,972,003	(57,329,670)	1,774,319	(32,914,014)

Net increase/(decrease) in net assets resulting from operations	3,867,729	(55,286,446)	1,493,468	(32,284,499)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(342,593)	(1,056,535)	(87,203)	(362,213)
Investor Class	(73,112)	(248,820)	(9,254)	(69,595)
C Class	(99,925)	(351,589)	—	(46,236)
A Class	(115,710)	(394,213)	(14,131)	(83,421)
From net realized gains on investments
Advisor Class	—	(1,187,230)	—	(847,654)
Investor Class	—	(369,156)	—	(224,946)
C Class	—	(803,344)	—	(203,766)
A Class	—	(536,548)	—	(259,266)

Total distributions	(631,340)	(4,947,435)	(110,588)	(2,097,097)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sales of shares	6,696,015	12,099,617	5,014,408	8,332,013
Issued to shareholders in reinvestment of distributions	289,806	2,019,337	76,384	1,100,051
Cost of shares redeemed	(4,970,733)	(14,635,659)	(2,848,676)	(9,089,184)

Net increase (decrease) from share transactions	2,015,088	(516,705)	2,242,116	342,880

Investor Class
Proceeds from sales of shares	918,610	5,426,611	816,735	2,619,890
Issued to shareholders in reinvestment of distributions	72,330	611,999	9,215	293,446
Cost of shares redeemed	(2,150,800)	(4,635,190)	(460,645)	(3,685,000)

Net increase (decrease) from share transactions	(1,159,860)	1,403,420	365,305	(771,664)

C Class
Proceeds from sales of shares	1,804,760	5,886,276	449,039	1,758,195
Issued to shareholders in reinvestment of distributions	97,622	1,123,236	—	248,084
Cost of shares redeemed	(2,420,090)	(9,059,099)	(557,804)	(1,739,378)

Net increase (decrease) from share transactions	(517,708)	(2,049,587)	(108,765)	266,901

A Class
Proceeds from sales of shares	989,868	4,294,091	485,131	2,063,788
Issued to shareholders in reinvestment of distributions	108,074	869,366	12,537	302,759
Cost of shares redeemed	(1,809,100)	(5,692,197)	(512,939)	(1,986,423)

Net increase (decrease) from share transactions	(711,158)	(528,740)	(15,271)	380,124

Total increase (decrease) from share transactions	(373,638)	(1,691,612)	2,483,385	218,241

Net increase/(decrease) in net assets	2,862,751	(61,925,493)	3,866,265	(34,163,355)

See Notes to Financial Statements	107	June 30, 2009

Statements of Changes in Net Assets

	ACCESSOR GROWTH ALLOCATION		ACCESSOR AGGRESSIVE GROWTH ALLOCATION
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DEC. 31, 2008
NET ASSETS:
Beginning of period	$96,429,116	$158,354,609	$45,863,535	$80,026,890

End of period (including undistributed (distributions in excess) net investment income (loss) of $(5,706), $2, $(2,385) and $2,443 respectively)	$99,291,867	$96,429,116	$49,729,800	$45,863,535

Other Informations:
SHARE TRANSACTIONS:
Institutional Class
Sold	604,123	781,609	468,280	519,563
Distributions reinvested	25,825	138,103	7,203	72,991
Redeemed	(451,495)	(988,660)	(282,004)	(587,772)

Net increase (decrease) in shares outstanding	178,453	(68,948)	193,479	4,782

Investor Class
Sold	83,436	342,734	80,099	172,607
Distributions reinvested	6,504	42,073	908	19,844
Redeemed	(189,982)	(302,794)	(46,871)	(236,937)

Net increase (decrease) in shares outstanding	(100,042)	82,013	34,136	(44,486)

C Class
Sold	164,118	381,050	45,114	113,944
Distributions reinvested	8,861	77,801	—	16,884
Redeemed	(221,093)	(597,610)	(56,503)	(117,198)

Net increase (decrease) in shares outstanding	(48,114)	(138,759)	(11,389)	13,630

A Class
Sold	89,794	265,739	47,204	126,978
Distributions reinvested	9,674	59,650	1,206	20,185
Redeemed	(164,877)	(375,972)	(48,372)	(129,074)

Net increase (decrease) in shares outstanding	(65,409)	(50,583)	38	18,089

June 30, 2009	108	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$18.01	$27.48	$26.03	$24.49	$23.08	$20.77
Net investment income (loss)[1]	0.05	0.06	0.08	0.07	0.05	0.13
Net realized and unrealized gain (loss) on investments[1]	0.76	(9.46)	1.44	1.54	1.43	2.26

Total from investment operations	0.81	(9.40)	1.52	1.61	1.48	2.39

Distributions from net investment income	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.08)

Total Distributions	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.08)

REDEMPTION FEES	—	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$18.75	$18.01	$27.48	$26.03	$24.49	$23.08

TOTAL RETURN[2]	4.51%	(34.24)%	5.86%	6.56%	6.44%	11.52%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$21,036	$80,617	$161,713	$178,084	$133,132	$113,110

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	1.07%*	1.02%	1.12%	1.20%	1.22%	0.91%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	0.60%*	0.26%	0.30%	0.29%	0.21%	0.60%
PORTFOLIO TURNOVER RATE	43.57%	166.14%	190.94%	130.94%	97.70%	141.00%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than $0.005 per share.

4 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

See Notes to Financial Statements	109	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$17.58	$26.87	$25.49	$24.00	$22.65	$20.42
Net investment income (loss)[1]	0.02	0.06	(0.01)	0.02	(0.03)	0.01
Net realized and unrealized gain (loss) on investments[1]	0.73	(9.19)	1.41	1.51	1.41	2.23

Total from investment operations	0.75	(9.13)	1.40	1.53	1.38	2.24

Distributions from net investment income	(0.03)	(0.16)	(0.02)	(0.04)	(0.03)	(0.01)

Total Distributions	(0.03)	(0.16)	(0.02)	(0.04)	(0.03)	(0.01)

REDEMPTION FEES	—	—	—	0.00 [3]	0.00 [3]	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$18.30	$17.58	$26.87	$25.49	$24.00	$22.65

TOTAL RETURN[2]	4.26%	(33.96)%	5.49%	6.36%	6.11%	10.96%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$551	$812	$2,037	$2,293	$2,682	$2,687

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	1.52%*	1.00%	1.47%	1.39%	1.54%	1.37%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	0.29%*	0.26%	(0.05)%	0.06%	(0.13)%	0.05%
PORTFOLIO TURNOVER RATE	43.57%	166.14%	190.94%	130.94%	97.70%	141.00%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than $0.005 per share.

4 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

June 30, 2009	110	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$17.32	$26.61	$25.39	$24.07	$22.83	$20.68
Net investment income (loss)[1]	(0.01)	(0.19)	(0.18)	(0.17)	(0.18)	(0.07)
Net realized and unrealized gain (loss) on investments[1]	0.71	(9.10)	1.40	1.49	1.42	2.22

Total from investment operations	0.70	(9.29)	1.22	1.32	1.24	2.15

Distributions from net investment income	—	—	—	—	—	—

Total Distributions	—	—	—	—	—	—

REDEMPTION FEES	—	—	—	0.00 [3]	0.00 [3]	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$18.02	$17.32	$26.61	$25.39	$24.07	$22.83

TOTAL RETURN[2]	4.04%	(34.91)%	4.81%	5.48%	5.43%	10.40%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$494	$866	$5,470	$5,269	$4,095	$3,327

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	2.03%*	2.00%	2.10%	2.20%	2.22%	1.92%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	(0.16)%*	(0.81)%	(0.70)%	(0.71)%	(0.80)%	(0.35)%
PORTFOLIO TURNOVER RATE	43.57%	166.14%	190.94%	130.94%	97.70%	141.00%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than $0.005 per share.

4 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

See Notes to Financial Statements	111	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$17.86	$27.30	$25.89	$24.40	$23.02	$20.75
Net investment income (loss)[1]	0.04	(0.02)	(0.01)	(0.01)	(0.03)	0.17
Net realized and unrealized gain (loss) on investments[1]	0.73	(9.40)	1.43	1.52	1.44	2.13

Total from investment operations	0.77	(9.42)	1.42	1.51	1.41	2.30

Distributions from net investment income	(0.04)	(0.02)	(0.01)	(0.02)	(0.03)	(0.03)

Total Distributions	(0.04)	(0.02)	(0.01)	(0.02)	(0.03)	(0.03)

REDEMPTION FEES	—	—	—	0.00 [3]	0.00 [3]	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$18.59	$17.86	$27.30	$25.89	$24.40	$23.02

TOTAL RETURN[2,4]	4.34%	(34.49)%	5.50%	6.20%	6.13%	11.10%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$459	$524	$780	$779	$746	$175

RATIO OF EXPENSES TO AVERAGE NET ASSETS[5]	1.37%*	1.38%	1.46%	1.55%	1.62%	1.30%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	0.44%*	(0.09)%	(0.04)%	(0.05)%	(0.11)%	(0.77)%
PORTFOLIO TURNOVER RATE	43.57%	166.14%	190.94%	130.94%	97.70%	141.00%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than $0.005 per share.

4 A Class total return does not include the one-time front-end sales charge.

5 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

June 30, 2009	112	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented

Accessor Growth Fund

Z CLASS SHARES
PERIOD ENDED JUNE 30, 2009[4] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.35
Net investment income (loss)[1]	0.04
Net realized and unrealized gain (loss) on investments[1]	0.39

Total from investment operations	0.43

Distributions from net investment income	(0.04)

Total Distributions	(0.04)

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$18.74

TOTAL RETURN[2]	2.35%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$53,233

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	0.91%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	1.41%*
PORTFOLIO TURNOVER RATE	43.57%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Commenced operations on May 5, 2009.

* Annualized

See Notes to Financial Statements	113	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Value Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$14.21	$23.85	$23.94	$20.86	$19.93	$17.58
Net investment income (loss)[1]	0.16	0.36	0.26	0.31	0.27	0.23
Net realized and unrealized gain (loss) on investments[1]	(0.85)	(9.64)	0.55	3.09	0.93	2.33

Total from investment operations	(0.69)	(9.28)	0.81	3.40	1.20	2.56

Distributions from net investment income	(0.15)	(0.36)	(0.24)	(0.32)	(0.27)	(0.21)
Distributions from capital gains	—	—	(0.66)	—	—	—

Total Distributions	(0.15)	(0.36)	(0.90)	(0.32)	(0.27)	(0.21)

REDEMPTION FEES	—	0.00 [3]	0.00 [3]	0.00 [3]	—	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$13.37	$14.21	$23.85	$23.94	$20.86	$19.93

TOTAL RETURN[2]	(4.76)%	(39.18)%	3.32%	16.42%	6.09%	14.67%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$18,259	$78,171	$141,422	$127,895	$109,228	$94,222

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	1.08%*	1.01%	0.97%	0.99%	1.00%	0.84%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS[4]	1.08%*	1.01%	0.97%	0.99%	0.85%	0.84%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	2.55%*	1.87%	1.04%	1.40%	1.36%	1.27%
PORTFOLIO TURNOVER RATE	67.40%	144.57%	158.41%	64.20%	70.01%	88.83%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than 0.005 per share

4 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

June 30, 2009	114	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Value Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$14.23	$23.87	$23.97	$20.88	$19.95	$17.57
Net investment income (loss)[1]	0.13	0.26	0.13	0.20	0.21	0.14
Net realized and unrealized gain (loss) on investments[1]	(0.85)	(9.64)	0.55	3.10	0.93	2.34

Total from investment operations	(0.72)	(9.38)	0.68	3.30	1.14	2.48

Distributions from net investment income	(0.12)	(0.26)	(0.12)	(0.21)	(0.21)	(0.10)
Distributions from capital gains	—	—	(0.66)	—	—	—

Total Distributions	(0.12)	(0.26)	(0.78)	(0.21)	(0.21)	(0.10)

REDEMPTION FEES	—	—	—	0.00 [3]	—	0.00

NET ASSET VALUE, END OF PERIOD	$13.39	$14.23	$23.87	$23.97	$20.88	$19.95

TOTAL RETURN[2]	(4.97)%	(39.49)%	2.76%	15.88%	5.78%	14.13%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$582	$795	$2,053	$2,207	$2,448	$2,372

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	1.54%*	1.50%	1.47%	1.47%	1.29%	1.30%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS[4]	1.54%*	1.50%	1.47%	1.47%	1.14%	1.30%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	2.00%*	1.32%	0.53%	0.91%	1.06%	0.78%
PORTFOLIO TURNOVER RATE	67.40%	144.57%	158.41%	64.20%	70.01%	88.83%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than 0.005 per share

4 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

See Notes to Financial Statements	115	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Value Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$14.19	$23.79	$23.92	$20.84	$19.92	$17.57
Net investment income (loss)[1]	0.10	0.15	0.01	0.09	0.07	0.05
Net realized and unrealized gain (loss) on investments[1]	(0.84)	(9.59)	0.54	3.09	0.93	2.33

Total from investment operations	(0.74)	(9.44)	0.55	3.18	1.00	2.38

Distributions from net investment income	(0.08)	(0.16)	(0.02)	(0.10)	(0.08)	(0.03)
Distributions from capital gains	—	—	(0.66)	—	—	—

Total Distributions	(0.08)	(0.16)	(0.68)	(0.10)	(0.08)	(0.03)

REDEMPTION FEES	—	—	—	—	—	—

NET ASSET VALUE, END OF PERIOD	$13.37	$14.19	$23.79	$23.92	$20.84	$19.92

TOTAL RETURN[2]	(5.21)%	(39.79)%	2.23%	15.31%	5.02%	13.56%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$239	$581	$4,162	$3,831	$3,314	$3,020

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	2.04%*	1.99%	1.97%	1.99%	2.00%	1.84%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS[3]	2.04%*	1.99%	1.97%	1.99%	1.85%	1.84%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	1.58%*	0.75%	0.03%	0.40%	0.36%	0.26%
PORTFOLIO TURNOVER RATE	67.40%	144.57%	158.41%	64.20%	70.01%	88.83%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

June 30, 2009	116	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Value Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$14.21	$23.84	$23.95	$20.84	$19.91	$17.57
Net investment income (loss)[1]	0.13	0.29	0.18	0.25	0.20	0.20
Net realized and unrealized gain (loss) on investments[1]	(0.83)	(9.63)	0.53	3.10	0.93	2.29

Total from investment operations	(0.70)	(9.34)	0.71	3.35	1.13	2.49

Distributions from net investment income	(0.14)	(0.29)	(0.16)	(0.24)	(0.20)	(0.15)
Distributions from capital gains	—	—	(0.66)	—	—	—

Total Distributions	(0.14)	(0.29)	(0.82)	(0.24)	(0.20)	(0.15)

REDEMPTION FEES	—	—	—	0.00 [3]	—	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$13.37	$14.21	$23.84	$23.95	$20.84	$19.91

TOTAL RETURN[2,4]	(4.90)%	(39.38)%	3.07%	16.00%	5.72%	14.24%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$84	$91	$256	$160	$1,096	$1,075

RATIO OF EXPENSES TO AVERAGE NET ASSETS[5]	1.38%*	1.35%	1.25%	1.35%	1.34%	1.18%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS[5]	1.38%*	1.35%	1.25%	1.35%	1.19%	1.18%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	2.12%*	1.48%	0.70%	1.05%	1.00%	1.00%
PORTFOLIO TURNOVER RATE	67.40%	144.57%	158.41%	64.20%	70.01%	88.83%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than 0.005 per share

4 A Class total return does not include the one-time front-end sales charge.

5 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

See Notes to Financial Statements	117	June 30, 2009

Financial Highlights

For a share outstanding throughout the period presented

Accessor Value Fund

Z CLASS SHARES
PERIOD ENDED JUNE 30, 2009[4] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.28
Net investment income (loss)[1]	0.04
Net realized and unrealized gain (loss) on investments[1]	0.11

Total from investment operations	0.15

Distributions from net investment income	(0.07)

Total Distributions	(0.07)

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$13.36

TOTAL RETURN[2]	1.11%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$53,026

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	0.93%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS[3]	0.93%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	2.06%*
PORTFOLIO TURNOVER RATE	67.40%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Commenced operations on May 5, 2009.

* Annualized

June 30, 2009	118	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Small to Mid Cap Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$18.42		$31.02	$32.06	$28.20	$24.96	$21.00
Net investment income (loss)[1]	0.05		0.03	0.05	0.05	0.03	(0.02)
Net realized and unrealized gain (loss) on investments[1]	0.86		(12.50)	(0.97)	3.83	3.21	3.98

Total from investment operations	0.91		(12.47)	(0.92)	3.88	3.24	3.96

Distributions from net investment income	(0.08)		—	(0.07)	(0.02)	—	0.00 [3]
Distributions from capital gains	—		(0.13)	(0.05)	—	—	—

Total Distributions	(0.08)		(0.13)	(0.12)	(0.02)	—	0.00 [3]

REDEMPTION FEES	—		0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$19.25		$18.42	$31.02	$32.06	$28.20	$24.96

TOTAL RETURN[2]	4.97%		(40.33)%	(2.89)%	13.75%	12.98%	18.86%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$100,180		$138,263	$291,934	$288,277	$155,235	$163,878

RATIO OF EXPENSES (INCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	1.32	%*	1.52%	1.26%	1.22%	1.26%	1.20%
RATIO OF EXPENSES (EXCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	1.32	%*	1.34%	1.20%	1.22%	1.26%	1.20%
RATIO OF NET INVESTMENT INCOME (LOSS) (INCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	0.57	%*	0.10%	0.15%	0.18%	0.13%	(0.09)%
RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	0.57	%*	0.28%	0.21%	0.18%	0.13%	(0.09)%
PORTFOLIO TURNOVER RATE	43.55%		139.69%	57.25%	37.24%	41.64%	46.31%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than $0.005 per share.

4 The effect of any custody credits on this ratio is less than 0.01%.

5 Dividend expense totaled 0.00%, 0.18%, 0.06%, 0.00%, 0.00% and 0.00%, respectively, of average net assets for the six month period ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

* Annualized

See Notes to Financial Statements	119	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Small to Mid Cap Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$17.58		$29.76	$30.84	$27.24	$24.20	$20.46
Net investment income (loss)[1]	0.01		(0.11)	(0.10)	(0.08)	(0.06)	(0.12)
Net realized and unrealized gain (loss) on investments[1]	0.82		(11.94)	(0.93)	3.68	3.10	3.86

Total from investment operations	0.83		(12.05)	(1.03)	3.60	3.04	3.74

Distributions from net investment income	(0.04)		—	—	—	—	—
Distributions from capital gains	—		(0.13)	(0.05)	—	—	—

Total Distributions	(0.04)		(0.13)	(0.05)	—	—	—

REDEMPTION FEES	—		—	(0.00)[3]	0.00 [3]	0.00 [3]	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$18.37		$17.58	$29.76	$30.84	$27.24	$24.20

TOTAL RETURN[2]	4.74%		(40.63)%	(3.35)%	13.22%	12.56%	18.28%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,283		$1,744	$4,719	$4,396	$4,028	$3,414

RATIO OF EXPENSES (INCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	1.79	%*	2.02%	1.74%	1.68%	1.64%	1.67%
RATIO OF EXPENSES (EXCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	1.79	%*	1.84%	1.68%	1.68%	1.64%	1.67%
RATIO OF NET INVESTMENT INCOME (LOSS) (INCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	0.09	%*	(0.44)%	(0.33)%	(0.29)%	(0.24)%	(0.56)%
RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	0.09	%*	(0.26)%	(0.27)%	(0.29)%	(0.24)%	(0.56)%
PORTFOLIO TURNOVER RATE	43.55%		139.69%	57.25%	37.24%	41.64%	46.31%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than $0.005 per share.

4 The effect of any custody credits on this ratio is less than 0.01%.

5 Dividend expense totaled 0.00%, 0.18%, 0.06%, 0.00%, 0.00% and 0.00%, respectively, of average net assets for the six month period ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

* Annualized

June 30, 2009	120	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Small to Mid Cap Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$17.42	$29.65	$30.88	$27.43	$24.52	$20.84
Net investment income (loss)[1]	(0.03)	(0.25)	(0.27)	(0.24)	(0.21)	(0.23)
Net realized and unrealized gain (loss) on investments[1]	0.81	(11.85)	(0.91)	3.69	3.12	3.91

Total from investment operations	0.78	(12.10)	(1.18)	3.45	2.91	3.68

Distributions from net investment income	(0.01)	—	—	—	—	—
Distributions from capital gains	—	(0.13)	(0.05)	—	—	—

Total Distributions	(0.01)	(0.13)	(0.05)	—	—	—

REDEMPTION FEES	—	—	—	(0.00)[3]	(0.00)[3]	(0.00)[3]

NET ASSET VALUE, END OF PERIOD	$18.19	$17.42	$29.65	$30.88	$27.43	$24.52

TOTAL RETURN[2]	4.49%	(40.95)%	(3.83)%	12.58%	11.87%	17.66%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$532	$699	$3,250	$3,272	$2,617	$2,439

RATIO OF EXPENSES (INCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	2.29%*	2.53%	2.26%	2.22%	2.27%	2.20%
RATIO OF EXPENSES (EXCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	2.29%*	2.53%	2.20%	2.22%	2.27%	2.20%
RATIO OF NET INVESTMENT INCOME (LOSS) (INCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	(0.41)%*	(0.97)%	(0.85)%	(0.82)%	(0.84)%	(1.09)%
RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[4,5]	(0.41)%*	(0.79)%	(0.79)%	(0.82)%	(0.84)%	(1.09)%
PORTFOLIO TURNOVER RATE	43.55%	139.69%	57.25%	37.24%	41.64%	46.31%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than $0.005 per share.

4 The effect of any custody credits on this ratio is less than 0.01%.

5 Dividend expense totaled 0.00%, 0.18%, 0.06%, 0.00%, 0.00% and 0.00%, respectively, of average net assets for the six-month period ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

* Annualized

See Notes to Financial Statements	121	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Small to Mid Cap Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$18.10		$30.60	$31.67	$27.94	$24.83	$20.98
Net investment income (loss)[1]	0.02		(0.06)	(0.03)	(0.05)	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments[1]	0.85		(12.31)	(0.98)	3.78	3.16	3.95

Total from investment operations	0.87		(12.37)	(1.01)	3.73	3.11	3.85

Distributions from net investment income	(0.05)		—	(0.01)	—	—	—
Distributions from capital gains	—		(0.13)	(0.05)	—	—	—

Total Distributions	(0.05)		(0.13)	(0.06)	—	—	—

REDEMPTION FEES	—		—	—	(0.00)[4]	(0.00)[4]	(0.00)[4]

NET ASSET VALUE, END OF PERIOD	$18.92		$18.10	$30.60	$31.67	$27.94	$24.83

TOTAL RETURN[2,3]	4.85%		(40.56)%	(3.24)%	13.39%	12.53%	18.35%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$3,228		$3,263	$5,851	$354	$704	$622

RATIO OF EXPENSES (INCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[5,6]	1.63	%*	1.87%	1.58%	1.57%	1.62%	1.55%
RATIO OF EXPENSES (EXCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[5,6]	1.63	%*	1.69%	1.52%	1.57%	1.62%	1.55%
RATIO OF NET INVESTMENT INCOME (LOSS) (INCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[5,6]	0.23	%*	(0.23)%	(0.08)%	(0.17)%	(0.21)%	(0.42)%
RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING DIVIDEND EXPENSE) TO AVERAGE NET ASSETS[5,6]	0.23	%*	(0.50)%	(0.02)%	(0.17)%	(0.21)%	(0.42)%
PORTFOLIO TURNOVER RATE	43.55%		139.69%	57.25%	37.24%	41.64%	46.31%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 A Class total return does not include the one-time front-end sales charge.

4 Less than $0.005 per share.

5 The effect of any custody credits on this ratio is less than 0.01%.

6 Dividend expense totaled 0.00%, 0.18%, 0.06%, 0.00%, 0.00% and 0.00%, respectively, of average net assets for the six-month period ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

* Annualized

June 30, 2009	122	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented

Accessor Small to Mid Cap Fund

Z CLASS SHARES
PERIOD ENDED JUNE 30, 2009[4] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.31
Net investment income (loss)[1]	0.00 [5]
Net realized and unrealized gain (loss) on investments[1]	(0.03)

Total from investment operations	(0.03)

Distributions from net investment income	(0.03)

Total Distributions	(0.03)

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$19.25

TOTAL RETURN[2]	(0.15)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$62,056

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.19%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	0.07%*
PORTFOLIO TURNOVER RATE	43.55%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Commenced operations on May 5, 2009.

5 Less than $0.005 per share.

* Annualized

See Notes to Financial Statements	123	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor International Equity Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.89		$23.93	$22.99	$17.35	$15.21	$12.96
Net investment income (loss)[1]	0.15		0.46	0.24	0.10	0.14	0.15
Net realized and unrealized gain (loss) on investments[1]	0.86		(12.63)	2.71	5.65	2.04	2.15

Total from investment operations	1.01		(12.17)	2.95	5.75	2.18	2.30

Distributions from net investment income	—		(0.01)	(0.20)	(0.11)	(0.04)	(0.05)
Distributions from capital gains	—		(0.86)	(1.81)	—	—	—

Total Distributions	—		(0.87)	(2.01)	(0.11)	(0.04)	(0.05)

REDEMPTION FEES	—		0.00 [4]	0.00 [4]	(0.00)[4]	(0.00)[4]	(0.00)[4]

NET ASSET VALUE, END OF PERIOD	$11.90		$10.89	$23.93	$22.99	$17.35	$15.21

TOTAL RETURN[2]	9.27%		(52.29)%	12.97%	33.13%	14.33%	17.76%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$30,165		$94,963	$241,397	$152,545	$100,146	$87,790

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.51	%*	1.25%	1.33%	1.44%	1.41%	1.24%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	2.94	%*	2.49%	0.96%	0.53%	0.89%	1.09%
PORTFOLIO TURNOVER RATE	46.61%		102.02%	73.71%	93.54%	127.58%	15.91%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Less than $0.005 per share.

* Annualized

June 30, 2009	124	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor International Equity Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46		$23.14	$22.32	$16.85	$14.79	$12.61
Net investment income (loss)[1]	0.12		0.37	0.07	0.03	0.10	0.09
Net realized and unrealized gain (loss) on investments[1]	0.83		(12.20)	2.66	5.46	1.96	2.09

Total from investment operations	0.95		(11.83)	2.73	5.49	2.06	2.18

Distributions from net investment income	—		(0.01)	(0.10)	(0.02)	—	—
Distributions from capital gains	—		(0.86)	(1.81)	—	—	—

Total Distributions	—		(0.87)	(1.91)	(0.02)	—	—

REDEMPTION FEES	—		0.02	0.00 [4]	(0.00)[4]	(0.00)[4]	(0.00)[4]

NET ASSET VALUE, END OF PERIOD	$11.41		$10.46	$23.14	$22.32	$16.85	$14.79

TOTAL RETURN[2]	9.19%		(52.57)%	12.37%	32.59%	13.93%	17.29%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,650		$1,845	$6,523	$1,746	$1,200	$1,159

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.96	%*	1.76%	1.79%	1.92%	1.68%	1.69%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	2.47	%*	2.05%	0.27%	0.18%	0.65%	0.67%
PORTFOLIO TURNOVER RATE	46.61%		102.02%	73.71%	93.54%	127.58%	15.91%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Less than $0.005 per share.

* Annualized

See Notes to Financial Statements	125	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor International Equity Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.41		$23.14	$22.33	$16.94	$14.97	$12.83
Net investment income (loss)[1]	0.11		0.14	(0.01)	(0.09)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments[1]	0.80		(12.01)	2.63	5.48	1.99	2.13

Total from investment operations	0.91		(11.87)	2.62	5.39	1.97	2.14

Distributions from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		(0.86)	(1.81)	—	—	—

Total Distributions	—		(0.86)	(1.81)	—	—	—

REDEMPTION FEES	—		—	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]

NET ASSET VALUE, END OF PERIOD	$11.32		$10.41	$23.14	$22.33	$16.94	$14.97

TOTAL RETURN[2]	8.85%		(52.82)%	11.85%	31.82%	13.16%	16.68%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$844		$1,111	$7,631	$5,095	$2,392	$1,748

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	2.46	%*	2.27%	2.33%	2.41%	2.41%	2.24%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	2.17	%*	0.75%	(0.03)%	(0.48)%	(0.12)%	0.10%
PORTFOLIO TURNOVER RATE	46.61%		102.02%	73.71%	93.54%	127.58%	15.91%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Less than $0.005 per share.

* Annualized

June 30, 2009	126	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor International Equity Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.78		$23.77	$22.87	$17.27	$15.17	$12.94
Net investment income (loss)[1]	0.14		0.40	(0.02)	0.05	0.08	0.15
Net realized and unrealized gain (loss) on investments[1]	0.84		(12.52)	2.86	5.60	2.02	2.11

Total from investment operations	0.98		(12.12)	2.84	5.65	2.10	2.26

Distributions from net investment income	—		(0.01)	(0.13)	(0.05)	—	(0.03)
Distributions from capital gains	—		(0.86)	(1.81)	—	—	—

Total Distributions	—		(0.87)	(1.94)	(0.05)	—	(0.03)

REDEMPTION FEES	—		—	0.00 [5]	0.00 [5]	0.00 [5]	0.00 [5]

NET ASSET VALUE, END OF PERIOD	$11.76		$10.78	$23.77	$22.87	$17.27	$15.17

TOTAL RETURN[2,3]	9.19%		(52.47)%	12.56%	32.73%	13.84%	17.45%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$4,664		$4,795	$11,927	$709	$521	$360

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	1.81	%*	1.59%	1.57%	1.90%	1.77%	1.56%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	2.72	%*	2.21%	(0.09)%	0.22%	0.50%	1.01%
PORTFOLIO TURNOVER RATE	46.61%		102.02%	73.71%	93.54%	127.58%	15.91%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 A Class total return does not include the one-time front-end sales charge.

4 The effect of any custody credits on this ratio is less than 0.01%.

5 Less than $0.005 per share.

* Annualized

See Notes to Financial Statements	127	June 30, 2009

Financial Highlights

For a share outstanding throughout the period presented

Accessor International Equity Fund

	Z CLASS SHARES
	PERIOD ENDED JUNE 30, 2009[3] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.01
Net investment income[1]	0.06
Net realized and unrealized gain on investments[1]	0.83

Total from investment operations	0.89

Distributions from net investment income	—

Total Distributions	—

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$11.90

TOTAL RETURN[2]	8.08%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$58,379

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.32	%*
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS	3.52	%*
PORTFOLIO TURNOVER RATE	46.61%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Commenced operations on May 5, 2009.

* Annualized

June 30, 2009	128	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Total Return Fund

	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$5.39	$9.85	$10.00
Net investment income (loss)[1]	0.04	0.14	0.07
Net realized and unrealized gain (loss) on investments[1]	(0.20)	(4.46)	(0.16)

Total from investment operations	(0.16)	(4.32)	(0.09)

Distributions from net investment income	(0.04)	(0.14)	(0.06)

Total Distributions	(0.04)	(0.14)	(0.06)

NET ASSET VALUE, END OF PERIOD	$5.19	$5.39	$9.85

TOTAL RETURN[2]	(2.94)%	(44.13)%	(0.96)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$25,155	$31,182	$57,067

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.88%*	0.89%	0.87%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	1.68%*	1.76%	2.37%*
PORTFOLIO TURNOVER RATE	759.32%[4]	1219.95%[4]	512.93%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Commenced operations on September 10, 2007.

4 The Fund from time to time utilizes short term trading strategies, it will dispose of securities without regard to the time they have been held is such action seems advisable. The portfolio turnover rate of the Fund may exceed 100%.

* Annualized

See Notes to Financial Statements	129	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Strategic Alternatives Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEAR ENDED DECEMBER 31, 2008[3]

NET ASSET VALUE, BEGINNING OF PERIOD	$10.27	$12.00
Net investment income (loss)[1]	0.05	0.16
Net realized and unrealized gain (loss) on investments[1]	(0.21)	(1.74)

Total from investment operations	(0.16)	(1.58)

Distributions from net investment income	(0.05)	(0.15)

Total Distributions	(0.05)	(0.15)

REDEMPTION FEES	—	0.00 [4]

NET ASSET VALUE, END OF PERIOD	$10.06	$10.27

TOTAL RETURN[2]	(1.49)%	(13.25)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$61,182	$102,327

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	1.02%*	1.04%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	1.04%*	1.54%*
PORTFOLIO TURNOVER RATE	27.21%	158.92%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Commenced operations on January 29, 2008.

4 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

June 30, 2009	130	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented

Accessor Strategic Alternatives Fund

INVESTOR CLASS SHARES
PERIOD ENDED JUNE 30, 2009[3] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.27
Net investment income (loss)[1]	0.06
Net realized and unrealized gain (loss) on investments[1]	(0.20)

Total from investment operations	(0.14)

Distributions from net investment income	(0.06)
Distributions from capital gains	—

Total Distributions	(0.06)

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$10.07

TOTAL RETURN[2]	(1.38)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$20

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	1.00%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	1.27%*
PORTFOLIO TURNOVER RATE	27.21%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Commenced operations on December 31, 2008.

4 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

See Notes to Financial Statements	131	June 30, 2009

Financial Highlights

For a share outstanding throughout the period presented

Accessor Strategic Alternatives Fund

Z CLASS SHARES
PERIOD ENDED JUNE 30, 2009[3] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.80
Net investment income (loss)[1]	0.03
Net realized and unrealized gain (loss) on investments[1]	0.26

Total from investment operations	0.29

Distributions from net investment income	(0.02)

Total Distributions	(0.02)

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$10.07

TOTAL RETURN[2]	3.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$38,217

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	0.94%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	2.11%*
PORTFOLIO TURNOVER RATE	27.21%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Commenced operations on May 5, 2009.

4 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

June 30, 2009	132	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented

Accessor Frontier Markets Fund

INSTITUTIONAL CLASS SHARES
PERIOD ENDED JUNE 30, 2009[3] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.00
Net investment income (loss)[1]	(0.02)
Net realized and unrealized gain (loss) on investments[1]	0.40

Total from investment operations	0.38

Distributions from net investment income	—

Total Distributions	—

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$12.38

TOTAL RETURN[2]	3.17%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$9,428

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.56%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	(0.42)%*
PORTFOLIO TURNOVER RATE	54.53%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Commenced operations on December 31, 2008.

* Annualized

See Notes to Financial Statements	133	June 30, 2009

Financial Highlights

For a share outstanding throughout the period presented

Accessor Frontier Markets Fund

INVESTOR CLASS SHARES
PERIOD ENDED JUNE 30, 2009[3] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.00
Net investment income (loss)[1]	(0.03)
Net realized and unrealized gain (loss) on investments[1]	0.42

Total from investment operations	0.39

Distributions from net investment income	—

Total Distributions	—

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$12.39

TOTAL RETURN[2]	3.25%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,069

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.67%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	(0.52)%*
PORTFOLIO TURNOVER RATE	54.53%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Commenced operations on December 31, 2008.

* Annualized

June 30, 2009	134	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented

Accessor Frontier Markets Fund

	Z CLASS SHARES
	PERIOD ENDED JUNE 30, 2009[3] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.85
Net investment income (loss)[1]	0.02
Net realized and unrealized gain (loss) on investments[1]	1.51

Total from investment operations	1.53

Distributions from net investment income	—

Total Distributions	—

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$12.38

TOTAL RETURN[2]	14.10%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$20,561

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.10	%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	1.00	%*
PORTFOLIO TURNOVER RATE	54.53%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Commenced operations on May 5, 2009.

* Annualized

See Notes to Financial Statements	135	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor High Yield Bond Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$7.45	$10.44	$11.01	$10.72	$11.31	$11.18
Net investment income (loss)[1]	0.41	0.77	0.80	0.80	0.82	0.89
Net realized and unrealized gain (loss) on investments[1]	1.03	(2.98)	(0.57)	0.31	(0.58)	0.12

Total from investment operations	1.44	(2.21)	0.23	1.11	0.24	1.01

Distributions from net investment income	(0.38)	(0.78)	(0.80)	(0.82)	(0.83)	(0.88)

Total Distributions	(0.38)	(0.78)	(0.80)	(0.82)	(0.83)	(0.88)

REDEMPTION FEES	—	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]

NET ASSET VALUE, END OF PERIOD	$8.51	$7.45	$10.44	$11.01	$10.72	$11.31

TOTAL RETURN[2]	19.60%	(22.16)%	2.10%	10.82%	2.20%	9.49%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$65,966	$50,902	$72,604	$59,931	$50,311	$50,920

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	0.96%*	0.96%	0.91%	0.90%	0.93%	0.83%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	10.20%*	8.16%	7.38%	7.52%	7.51%	8.00%
PORTFOLIO TURNOVER RATE	97.93%	109.77%	86.29%	87.80%	62.75%	75.03%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Less than $0.005 per share

* Annualized

June 30, 2009	136	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor High Yield Bond Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$7.45	$10.45	$11.01	$10.73	$11.30	$11.18
Net investment income (loss)[1]	0.39	0.71	0.76	0.82	0.78	0.84
Net realized and unrealized gain (loss) on investments[1]	1.04	(2.98)	(0.56)	0.28	(0.55)	0.11

Total from investment operations	1.43	(2.27)	0.20	1.10	0.23	0.95

Distributions from net investment income	(0.37)	(0.73)	(0.76)	(0.82)	(0.80)	(0.83)

Total Distributions	(0.37)	(0.73)	(0.76)	(0.82)	(0.80)	(0.83)

REDEMPTION FEES	—	—	—	0.00 [4]	0.00 [4]	0.00 [4]

NET ASSET VALUE, END OF PERIOD	$8.51	$7.45	$10.45	$11.01	$10.73	$11.30

TOTAL RETURN[2]	19.20%	(22.54)%	1.85%	10.71%	2.11%	8.95%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$2,913	$486	$1,850	$498	$471	$1,277

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.40%*	1.45%	1.29%	0.91%	1.22%	1.28%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	9.56%*	7.32%	7.02%	7.54%	7.29%	7.47%
PORTFOLIO TURNOVER RATE	97.93%	109.77%	86.29%	87.80%	62.75%	75.03%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Less than $0.005 per share

* Annualized

See Notes to Financial Statements	137	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor High Yield Bond Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$7.44	$10.43	$10.99	$10.71	$11.29	$11.17
Net investment income (loss)[1]	0.37	0.67	0.69	0.70	0.71	0.77
Net realized and unrealized gain (loss) on investments[1]	1.02	(2.98)	(0.56)	0.29	(0.57)	0.13

Total from investment operations	1.39	(2.31)	0.13	0.99	0.14	0.90

Distributions from net investment income	(0.34)	(0.68)	(0.69)	(0.71)	(0.72)	(0.78)

Total Distributions	(0.34)	(0.68)	(0.69)	(0.71)	(0.72)	(0.78)

REDEMPTION FEES	—	—	—	0.00 [4]	0.00 [4]	0.00 [4]

NET ASSET VALUE, END OF PERIOD	$8.49	$7.44	$10.43	$10.99	$10.71	$11.29

TOTAL RETURN[2]	18.94%	(22.97)%	1.17%	9.65%	1.29%	8.39%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$782	$623	$1,416	$1,804	$1,565	$1,935

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.92%*	1.96%	1.89%	1.90%	1.93%	1.83%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	9.19%*	7.03%	6.37%	6.53%	6.51%	6.99%
PORTFOLIO TURNOVER RATE	97.93%	109.77%	86.29%	87.80%	62.75%	75.03%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Less than $0.005 per share

* Annualized

June 30, 2009	138	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor High Yield Bond Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$7.44	$10.44	$11.00	$10.72	$11.30	$11.17
Net investment income (loss)[1]	0.40	0.74	0.77	0.77	0.79	0.86
Net realized and unrealized gain (loss) on investments[1]	1.03	(2.99)	(0.55)	0.30	(0.57)	0.13

Total from investment operations	1.43	(2.25)	0.22	1.07	0.22	0.99

Distributions from net investment income	(0.37)	(0.75)	(0.78)	(0.79)	(0.80)	(0.86)

Total Distributions	(0.37)	(0.75)	(0.78)	(0.79)	(0.80)	(0.86)

REDEMPTION FEES	—	—	—	0.00 [5]	0.00 [5]	0.00 [5]

NET ASSET VALUE, END OF PERIOD	$8.50	$7.44	$10.44	$11.00	$10.72	$11.30

TOTAL RETURN[2,3]	19.34%	(22.38)%	1.96%	10.44%	2.05%	9.25%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$424	$332	$1,410	$158	$144	$136

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	1.17%*	1.20%	1.17%	1.16%	1.18%	1.07%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	9.94%*	7.54%	7.18%	7.27%	7.28%	7.70%
PORTFOLIO TURNOVER RATE	97.93%	109.77%	86.29%	87.80%	62.75%	75.03%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 A Class total return does not include the one-time front-end sales charge.

4 The effect of any custody credits on this ratio is less than 0.01%.

5 Less than $0.005 per share

* Annualized

See Notes to Financial Statements	139	June 30, 2009

Financial Highlights

For a share outstanding throughout the period presented

Accessor High Yield Bond Fund

Z CLASS SHARES
PERIOD ENDED JUNE 30, 2009[4] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.35
Net investment income (loss)[1]	0.13
Net realized and unrealized gain (loss) on investments[1]	0.15

Total from investment operations	0.28

Distributions from net investment income	(0.13)

Total Distributions	(0.13)

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$8.50

TOTAL RETURN[2]	3.80%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$25,734

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	0.85%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	9.73%*
PORTFOLIO TURNOVER RATE	97.93%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than $0.005 per share

4 Commenced operations on May 5, 2009.

* Annualized

June 30, 2009	140	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Investment Grade Fixed-Income Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$9.99	$10.86	$11.24	$11.64	$11.91	$12.13
Net investment income (loss)[1]	0.35	0.56	0.75	0.79	0.63	0.60
Net realized and unrealized gain (loss) on investments[1]	(0.04)	(0.84)	(0.36)	(0.38)	(0.20)	(0.14)

Total from investment operations	0.31	(0.28)	0.39	0.41	0.43	0.46

Distributions from net investment income	(0.31)	(0.59)	(0.77)	(0.81)	(0.66)	(0.59)
Distributions from capital gains	(0.04)	—	—	—	(0.04)	(0.09)

Total Distributions	(0.35)	(0.59)	(0.77)	(0.81)	(0.70)	(0.68)

NET ASSET VALUE, END OF PERIOD	$9.95	$9.99	$10.86	$11.24	$11.64	$11.91

TOTAL RETURN[2]	3.21%	(2.43)%	3.64%	3.73%	3.69%	3.88%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$21,125	$63,900	$71,409	$36,331	$56,312	$51,548

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.06%*	0.88%	0.79%	0.73%	0.73%	0.87%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	7.27%*	5.49%	6.87%	6.90%	5.36%	5.04%
PORTFOLIO TURNOVER RATE	180.88%	259.79%	71.66%	102.65%	93.26%	125.84%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

See Notes to Financial Statements	141	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Investment Grade Fixed-Income Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$9.99	$10.85	$11.23	$11.63	$11.91	$12.13
Net investment income (loss)[1]	0.37	0.51	0.70	0.75	0.61	0.53
Net realized and unrealized gain (loss) on investments[1]	(0.09)	(0.83)	(0.36)	(0.39)	(0.22)	(0.13)

Total from investment operations	0.28	(0.32)	0.34	0.36	0.39	0.40

Distributions from net investment income	(0.29)	(0.54)	(0.72)	(0.76)	(0.63)	(0.53)
Distributions from capital gains	(0.04)	—	—	—	(0.04)	(0.09)

Total Distributions	(0.33)	(0.54)	(0.72)	(0.76)	(0.67)	(0.62)

NET ASSET VALUE, END OF PERIOD	$9.94	$9.99	$10.85	$11.23	$11.63	$11.91

TOTAL RETURN[2]	2.86%	(2.85)%	3.15%	3.30%	3.36%	3.37%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$693	$1,260	$7,083	$1,646	$1,552	$982

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.50%*	1.33%	1.29%	1.15%	0.97%	1.38%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	7.65%*	4.91%	6.45%	6.64%	5.12%	4.23%
PORTFOLIO TURNOVER RATE	180.88%	259.79%	71.66%	102.65%	93.26%	125.84%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

June 30, 2009	142	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Investment Grade Fixed-Income Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$9.99	$10.86	$11.23	$11.63	$11.91	$12.12
Net investment income (loss)[1]	0.27	0.45	0.71	0.70	0.52	0.47
Net realized and unrealized gain (loss) on investments[1]	(0.01)	(0.83)	(0.44)	(0.40)	(0.22)	(0.12)

Total from investment operations	0.26	(0.38)	0.27	0.30	0.30	0.35

Distributions from net investment income	(0.26)	(0.49)	(0.64)	(0.70)	(0.54)	(0.47)
Distributions from capital gains	(0.04)	—	—	—	(0.04)	(0.09)

Total Distributions	(0.30)	(0.49)	(0.64)	(0.70)	(0.58)	(0.56)

NET ASSET VALUE, END OF PERIOD	$9.95	$9.99	$10.86	$11.23	$11.63	$11.91

TOTAL RETURN[2]	2.71%	(3.40)%	2.51%	2.76%	2.59%	2.95%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$591	$600	$856	$5,119	$846	$865

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.99%*	1.87%	1.72%	1.74%	1.73%	1.87%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	5.65%*	4.47%	6.26%	6.08%	4.37%	3.96%
PORTFOLIO TURNOVER RATE	180.88%	259.79%	71.66%	102.65%	93.26%	125.84%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

See Notes to Financial Statements	143	June 30, 2009

Financial Highlights

For a share outstanding throughout the period presented

Accessor Investment Grade Fixed-Income Fund

Z CLASS SHARES
PERIOD ENDED JUNE 30, 2009[4] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.65
Net investment income (loss)[1]	0.11
Net realized and unrealized gain (loss) on investments[1]	0.28

Total from investment operations	0.39

Distributions from net investment income	(0.09)

Total Distributions	(0.09)

NET ASSET VALUE, END OF PERIOD	$9.95

TOTAL RETURN[2]	4.06%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$67,084

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	0.85%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	7.18%*
PORTFOLIO TURNOVER RATE	180.88%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Commenced operations on May 5, 2009.

* Annualized

June 30, 2009	144	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Mortgage Securities Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.04	$12.42	$12.21	$12.39	$12.65	$12.69
Net investment income (loss)[1]	0.27	0.53	0.56	0.52	0.45	0.46
Net realized and unrealized gain (loss) on investments[1]	0.39	(0.39)	0.19	(0.05)	(0.20)	0.02

Total from investment operations	0.66	0.14	0.75	0.47	0.25	0.48

Distributions from net investment income	(0.24)	(0.52)	(0.54)	(0.58)	(0.49)	(0.45)
Distributions from capital gains	—	—	—	(0.07)	(0.02)	(0.07)

Total Distributions	(0.24)	(0.52)	(0.54)	(0.65)	(0.51)	(0.52)

NET ASSET VALUE, END OF PERIOD	$12.46	$12.04	$12.42	$12.21	$12.39	$12.65

TOTAL RETURN[2]	5.52%	1.17%	6.28%	3.92%	1.96%	3.87%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$20,848	$65,419	$62,498	$48,202	$158,056	$163,913

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.07%*	0.98%	0.95%	1.00%	0.92%	0.81%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	4.54%*	4.34%	4.54%	4.24%	3.56%	3.65%
PORTFOLIO TURNOVER RATE	237.83%	654.15%	496.94%	578.95%	474.16%	324.40%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

See Notes to Financial Statements	145	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Mortgage Securities Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.04	$12.42	$12.21	$12.38	$12.64	$12.69
Net investment income (loss)[1]	0.24	0.72	0.50	0.45	0.41	0.40
Net realized and unrealized gain (loss) on investments[1]	0.39	(0.64)	0.19	(0.03)	(0.20)	0.02

Total from investment operations	0.63	0.08	0.69	0.42	0.21	0.42

Distributions from net investment income	(0.21)	(0.46)	(0.48)	(0.52)	(0.45)	(0.40)
Distributions from capital gains	—	—	—	(0.07)	(0.02)	(0.07)

Total Distributions	(0.21)	(0.46)	(0.48)	(0.59)	(0.47)	(0.47)

NET ASSET VALUE, END OF PERIOD	$12.46	$12.04	$12.42	$12.21	$12.38	$12.64

TOTAL RETURN[2]	5.26%	0.67%	5.76%	3.55%	1.59%	3.40%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$682	$954	$1,259	$894	$1,111	$1,226

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.54%*	1.48%	1.45%	1.56%	1.22%	1.29%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	3.99%*	3.78%	4.12%	3.72%	3.25%	3.16%
PORTFOLIO TURNOVER RATE	237.83%	654.15%	496.94%	578.95%	474.16%	324.40%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

June 30, 2009	146	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Mortgage Securities Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.06	$12.44	$12.23	$12.40	$12.67	$12.71
Net investment income (loss)[1]	0.21	0.27	0.44	0.38	0.33	0.33
Net realized and unrealized gain (loss) on investments[1]	0.39	(0.25)	0.18	(0.03)	(0.21)	0.03

Total from investment operations	0.60	0.02	0.62	0.35	0.12	0.36

Distributions from net investment income	(0.18)	(0.40)	(0.41)	(0.45)	(0.37)	(0.33)
Distributions from capital gains	—	—	—	(0.07)	(0.02)	(0.07)

Total Distributions	(0.18)	(0.40)	(0.41)	(0.52)	(0.39)	(0.40)

NET ASSET VALUE, END OF PERIOD	$12.48	$12.06	$12.44	$12.23	$12.40	$12.67

TOTAL RETURN[2]	4.99%	0.17%	5.22%	2.94%	0.90%	2.85%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$400	$624	$857	$778	$1,522	$1,015

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	2.05%*	1.97%	1.92%	2.10%	1.92%	1.81%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	3.45%*	3.42%	3.57%	3.13%	2.58%	2.63%
PORTFOLIO TURNOVER RATE	237.83%	654.15%	496.94%	578.95%	474.16%	324.40%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

See Notes to Financial Statements	147	June 30, 2009

Financial Highlights

For a share outstanding throughout the period presented

Accessor Mortgage Securities Fund

Z CLASS SHARES
PERIOD ENDED JUNE 30, 2009[4] (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.28
Net investment income (loss)[1]	0.10
Net realized and unrealized gain (loss) on investments[1]	0.15

Total from investment operations	0.25

Distributions from net investment income	(0.07)

Total Distributions	(0.07)

REDEMPTION FEES	—

NET ASSET VALUE, END OF PERIOD	$12.46

TOTAL RETURN[2]	2.03%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$35,814

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	0.96%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	5.06%*
PORTFOLIO TURNOVER RATE	237.83%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Commenced operations on May 5, 2009.

* Annualized

June 30, 2009	148	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Limited Duration U.S. Government Fund

	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)	FOR THE YEARS ENDED DECEMBER 31,
		2008	2007	2006	2005	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.16	$12.12	$11.92	$11.87	$11.96	$12.00
Net investment income (loss)[1]	0.16	0.42	0.53	0.43	0.31	0.09
Net realized and unrealized gain (loss) on investments[1]	—	0.08	0.19	0.08	(0.07)	(0.04)

Total from investment operations	0.16	0.50	0.72	0.51	0.24	0.05

Distributions from net investment income	(0.16)	(0.42)	(0.52)	(0.46)	(0.33)	(0.09)
Distributions from capital gains	—	(0.04)	—	—	—	—

Total distributions	(0.16)	(0.46)	(0.52)	(0.46)	(0.33)	(0.09)

NET ASSET VALUE, END OF PERIOD	$12.16	$12.16	$12.12	$11.92	$11.87	$11.96

TOTAL RETURN[2]	1.31%	4.22%	6.22%	4.36%	2.00%	0.44%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$39,602	$55,110	$63,172	$54,721	$58,140	$58,963

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	0.67%*	0.65%	0.53%	0.65%	0.58%	0.57%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	2.57%*	3.46%	4.40%	3.60%	2.61%	1.66%*
PORTFOLIO TURNOVER RATE	29.62%	54.13%	103.74%	40.85%	65.48%	29.46%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Fund commenced operations on July 6, 2004.

4 The effect of any custody credits on this ratio is less than 0.01%.

* Annualized

See Notes to Financial Statements	149	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor U.S. Government Money Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)[1]	0.00	[4]	0.03	0.05	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments[1]	0.00	[4]	(0.01)	—	—	—	—

Total from investment operations	0.00		0.02	0.05	0.04	0.03	0.01

Distributions from net investment income	(0.00)[4]		(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN[2]	0.21%		2.30%	4.72%	4.49%	2.75%	0.93%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$348,800		$392,599	$1,344,292	$1,433,080	$1,266,322	$1,260,063

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	0.49	%*	0.49%	0.46%	0.47%	0.45%	0.46%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS[3]	0.48	%*	0.49%	0.46%	0.47%	0.45%	0.46%
RATIO OF NET INVESTMENT INCOME (LOSS) TO (EXCLUDING WAIVER) AVERAGE NET ASSETS	0.41	%*	2.53%	4.60%	4.37%	2.68%	0.94%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	0.42	%*	2.53%	4.60%	4.37%	2.68%	0.94%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Less than $0.005 per share.

* Annualized

June 30, 2009	150	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor U.S. Government Money Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)[1]	0.00	[4]	0.02	0.04	0.04	0.02	0.01
Net realized and unrealized gain (loss) on investments[1]	0.00	[4]	—	—	—	—	—

Total from investment operations	0.00		0.02	0.04	0.04	0.02	0.01

Distributions from net investment income	(0.00)[4]		(0.02)	(0.04)	(0.04)	(0.02)	(0.01)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN[2]	0.13%		1.79%	4.20%	3.97%	2.27%	0.68%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$7,988		$10,697	$11,203	$9,286	$6,355	$12,689

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	0.99	%*	0.99%	0.96%	0.98%	0.91%	0.71%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS[3]	0.65	%*	0.99%	0.96%	0.98%	0.91%	0.71%
RATIO OF NET INVESTMENT INCOME (LOSS) TO (EXCLUDING WAIVER) AVERAGE NET ASSETS	(0.08	)%*	1.84%	4.09%	3.89%	2.19%	0.63%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	0.26	%*	1.84%	4.09%	3.89%	2.19%	0.63%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Less than $0.005 per share.

* Annualized

See Notes to Financial Statements	151	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor U.S. Government Money Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)[1]	0.00	[4]	0.01	0.04	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments[1]	—		—	—	—	—	—

Total from investment operations	—		0.01	0.04	0.03	0.02	0.01

Distributions from net investment income	(0.00)[4]		(0.01)	(0.04)	(0.03)	(0.02)	(0.01)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN[2]	0.11%		1.29%	3.70%	3.45%	1.91%	0.68%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,947		$1,937	$1,507	$2,808	$2,014	$1,989

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	1.49	%*	1.50%	1.46%	1.47%	1.29%	0.71%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS[3]	0.67	%*	1.50%	1.46%	1.47%	1.29%	0.71%
RATIO OF NET INVESTMENT INCOME (LOSS) TO (EXCLUDING WAIVER) AVERAGE NET ASSETS	(0.60	)%*	1.24%	3.59%	3.42%	1.88%	0.79%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	0.23	%*	1.24%	3.59%	3.42%	1.88%	0.79%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Less than $0.005 per share.

* Annualized

June 30, 2009	152	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor U.S. Government Money Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)[1]	0.00	[5]	0.02	0.04	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments[1]	—		—	—	—	—	—

Total from investment operations	—		0.02	0.04	0.04	0.03	0.01

Distributions from net investment income	0.00	[5]	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN[2,3]	0.15%		2.05%	4.46%	4.27%	2.54%	0.68%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$508		$708	$1,370	$290	$109	$49

RATIO OF EXPENSES TO AVERAGE NET ASSETS[4]	0.74	%*	0.74%	0.72%	0.70%	0.65%	0.72%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS[4]	0.61	%*	0.74%	0.72%	0.70%	0.65%	0.72%
RATIO OF NET INVESTMENT INCOME (LOSS) TO (EXCLUDING WAIVER) AVERAGE NET ASSETS	0.17	%*	2.22%	4.28%	4.30%	2.63%	0.94%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	0.30	%*	2.22%	4.28%	4.30%	2.63%	0.94%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 A Class total return does not include the one-time front-end sales charge.

4 The effect of any custody credits on this ratio is less than 0.01%.

5 Less than $0.005 per share.

* Annualized

See Notes to Financial Statements	153	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor U.S. Government Money Fund

	Z CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007[5]
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00	$1.00
Net investment income (loss)[1]	0.00	[4]	0.02	0.05
Net realized and unrealized gain (loss) on investments[1]	0.00	[4]	0.01	—

Total from investment operations	0.00		0.03	0.05

Distributions from net investment income	(0.00)[4]		(0.03)	(0.05)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00	$1.00

TOTAL RETURN[2]	0.33%		2.55%	4.97%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$474,960		$746,292	$67,259

RATIO OF EXPENSES TO AVERAGE NET ASSETS[3]	0.24	%*	0.24%	0.21	%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS[3]	0.24	%*	0.24%	0.21	%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO (EXCLUDING WAIVER) AVERAGE NET ASSETS	0.70	%*	2.31%	4.78	%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	0.70	%*	2.31%	4.78	%*

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 The effect of any custody credits on this ratio is less than 0.01%.

4 Less than $0.005 per share.

5 Class commenced operations on January 4, 2007.

* Annualized

June 30, 2009	154	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Income Allocation Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.77		$14.45	$14.84	$14.94	$15.17	$15.29
Net investment income (loss)[1]	0.36		0.69	0.84	0.73	0.60	0.50
Net realized and unrealized gain (loss) on investments[1]	0.54		(1.66)	(0.38)	(0.10)	(0.23)	(0.09)

Total from investment operations	0.90		(0.97)	0.46	0.63	0.37	0.41

Distributions from net investment income	(0.35)		(0.71)	(0.85)	(0.73)	(0.59)	(0.49)
Distributions from capital gains	—		—	—	—	(0.01)	(0.04)

Total distributions	(0.35)		(0.71)	(0.85)	(0.73)	(0.60)	(0.53)

NET ASSET VALUE, END OF PERIOD	$13.32		$12.77	$14.45	$14.84	$14.94	$15.17

TOTAL RETURN[2]	7.10%		(6.79)%	3.16%	4.32%	2.38%	2.83%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$13,865		$10,464	$11,696	$10,440	$8,415	$7,410

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.50	%*	0.46%	0.29%	0.35%	0.36%	0.42%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.46	%*	0.46%	0.29%	0.20%	0.20%	0.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	5.49	%*	5.09%	5.75%	4.76%	3.79%	3.06%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	5.54	%*	5.09%	5.75%	4.91%	3.94%	3.28%
PORTFOLIO TURNOVER RATE	7.00%		45.58%	60.59%	14.19%	19.91%	33.21%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

See Notes to Financial Statements	155	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Income Allocation Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.76		$14.43	$14.83	$14.93	$15.17	$15.29
Net investment income (loss)[1]	0.32		0.63	0.77	0.65	0.52	0.42
Net realized and unrealized gain (loss) on investments[1]	0.55		(1.66)	(0.40)	(0.10)	(0.23)	(0.08)

Total from investment operations	0.87		(1.03)	0.37	0.55	0.29	0.34

Distributions from net investment income	(0.32)		(0.64)	(0.77)	(0.65)	(0.52)	(0.42)
Distributions from capital gains	—		—	—	—	(0.01)	(0.04)

Total distributions	(0.32)		(0.64)	(0.77)	(0.65)	(0.53)	(0.46)

NET ASSET VALUE, END OF PERIOD	$13.31		$12.76	$14.43	$14.83	$14.93	$15.17

TOTAL RETURN[2]	6.84%		(7.20)%	2.58%	3.81%	1.92%	2.28%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,444		$2,035	$3,067	$3,037	$3,399	$3,266

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.01	%*	0.95%	0.79%	0.83%	0.82%	0.92%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.97	%*	0.95%	0.79%	0.69%	0.66%	0.70%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	4.92	%*	4.62%	5.24%	4.23%	3.32%	2.54%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	4.97	%*	4.62%	5.24%	4.37%	3.48%	2.77%
PORTFOLIO TURNOVER RATE	7.00%		45.58%	60.59%	14.19%	19.91%	33.21%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

June 30, 2009	156	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Income Allocation Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.74		$14.41	$14.81	$14.91	$15.15	$15.28
Net investment income (loss)[1]	0.29		0.57	0.69	0.60	0.44	0.37
Net realized and unrealized gain (loss) on investments[1]	0.54		(1.67)	(0.39)	(0.12)	(0.23)	(0.11)

Total from investment operations	0.83		(1.10)	0.30	0.48	0.21	0.26

Distributions from net investment income	(0.29)		(0.57)	(0.70)	(0.58)	(0.44)	(0.35)
Distributions from capital gains	—		—	—	—	(0.01)	(0.04)

Total distributions	(0.29)		(0.57)	(0.70)	(0.58)	(0.45)	(0.39)

NET ASSET VALUE, END OF PERIOD	$13.28		$12.74	$14.41	$14.81	$14.91	$15.15

TOTAL RETURN[2]	6.52%		(7.68)%	2.07%	3.31%	1.38%	1.77%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$2,806		$2,474	$2,872	$3,033	$1,546	$1,529

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.51	%*	1.46%	1.29%	1.40%	1.36%	1.43%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	1.46	%*	1.46%	1.29%	1.20%	1.20%	1.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	4.52	%*	4.18%	4.74%	3.79%	2.79%	2.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	4.56	%*	4.18%	4.74%	3.99%	2.95%	2.43%
PORTFOLIO TURNOVER RATE	7.00%		45.58%	60.59%	14.19%	19.91%	33.21%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

See Notes to Financial Statements	157	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Income Allocation Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.77		$14.44	$14.84	$14.92	$15.17	$15.29
Net investment income (loss)[1]	0.34		0.69	0.80	0.73	0.56	0.50
Net realized and unrealized gain (loss) on investments[1]	0.54		(1.68)	(0.39)	(0.12)	(0.25)	(0.12)

Total from investment operations	0.88		(0.99)	0.41	0.61	0.31	0.38

Distributions from net investment income	(0.34)		(0.68)	(0.81)	(0.69)	(0.55)	(0.46)
Distributions from capital gains	—		—	—	—	(0.01)	(0.04)

Total distributions	(0.34)		(0.68)	(0.81)	(0.69)	(0.56)	(0.50)

NET ASSET VALUE, END OF PERIOD	$13.31		$12.77	$14.44	$14.84	$14.92	$15.17

TOTAL RETURN[2,3]	6.98%		(7.03)%	2.88%	4.13%	2.06%	2.53%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,163		$997	$689	$617	$720	$581

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.75	%*	0.71%	0.57%	0.54%	0.61%	0.68%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.71	%*	0.71%	0.57%	0.45%	0.45%	0.45%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	5.25	%*	5.03%	5.45%	4.62%	3.57%	2.93%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	5.29	%*	5.03%	5.45%	4.71%	3.73%	3.16%
PORTFOLIO TURNOVER RATE	7.00%		45.58%	60.59%	14.19%	19.91%	33.21%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 A Class total return does not include the one-time front-end sales charge.

* Annualized

June 30, 2009	158	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Income & Growth Allocation Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.61		$16.22	$16.27	$15.57	$15.38	$14.83
Net investment income (loss)[1]	0.24		0.52	0.62	0.56	0.45	0.39
Net realized and unrealized gain (loss) on investments[1]	0.48		(3.47)	0.03	0.71	0.20	0.55

Total from investment operations	0.72		(2.95)	0.65	1.27	0.65	0.94

Distributions from net investment income	(0.24)		(0.57)	(0.69)	(0.56)	(0.45)	(0.37)
Distributions from capital gains	—		(0.09)	(0.01)	(0.01)	(0.01)	(0.02)

Total distributions	(0.24)		(0.66)	(0.70)	(0.57)	(0.46)	(0.39)

NET ASSET VALUE, END OF PERIOD	$13.09		$12.61	$16.22	$16.27	$15.57	$15.38

TOTAL RETURN[2]	5.81%		(18.61)%	4.03%	8.33%	4.29%	6.45%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$31,542		$24,869	$24,914	$15,923	$14,277	$12,381

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.31	%*	0.29%	0.24%	0.28%	0.28%	0.33%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.27	%*	0.29%	0.24%	0.20%	0.20%	0.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	3.80	%*	3.63%	3.78%	3.44%	2.87%	2.45%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	3.85	%*	3.63%	3.78%	3.52%	2.95%	2.58%
PORTFOLIO TURNOVER RATE	14.23%		20.29%	48.68%	19.31%	11.49%	19.76%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

See Notes to Financial Statements	159	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Income & Growth Allocation Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.60		$16.21	$16.26	$15.57	$15.37	$14.83
Net investment income (loss)[1]	0.21		0.44	0.53	0.49	0.37	0.31
Net realized and unrealized gain (loss) on investments[1]	0.48		(3.47)	0.04	0.69	0.22	0.55

Total from investment operations	0.69		(3.03)	0.57	1.18	0.59	0.86

Distributions from net investment income	(0.21)		(0.49)	(0.61)	(0.48)	(0.38)	(0.30)
Distributions from capital gains	—		(0.09)	(0.01)	(0.01)	(0.01)	(0.02)

Total distributions	(0.21)		(0.58)	(0.62)	(0.49)	(0.39)	(0.32)

NET ASSET VALUE, END OF PERIOD	$13.08		$12.60	$16.21	$16.26	$15.57	$15.37

TOTAL RETURN[2]	5.48%		(18.97)%	3.51%	7.76%	3.89%	5.88%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$3,621		$3,445	$4,955	$5,263	$2,740	$4,602

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.82	%*	0.78%	0.74%	0.78%	0.72%	0.83%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.78	%*	0.78%	0.74%	0.69%	0.64%	0.70%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	3.27	%*	3.00%	3.19%	3.01%	2.31%	1.93%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	3.31	%*	3.00%	3.19%	3.10%	2.39%	2.06%
PORTFOLIO TURNOVER RATE	14.23%		20.29%	48.68%	19.31%	11.49%	19.76%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

June 30, 2009	160	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Income & Growth Allocation Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.57		$16.16	$16.21	$15.52	$15.33	$14.81
Net investment income (loss)[1]	0.17		0.38	0.44	0.40	0.30	0.27
Net realized and unrealized gain (loss) on investments[1]	0.48		(3.46)	0.05	0.70	0.20	0.51

Total from investment operations	0.65		(3.08)	0.49	1.10	0.50	0.78

Distributions from net investment income	(0.18)		(0.42)	(0.53)	(0.40)	(0.30)	(0.24)
Distributions from capital gains	—		(0.09)	(0.01)	(0.01)	(0.01)	(0.02)

Total distributions	(0.18)		(0.51)	(0.54)	(0.41)	(0.31)	(0.26)

NET ASSET VALUE, END OF PERIOD	$13.04		$12.57	$16.16	$16.21	$15.52	$15.33

TOTAL RETURN[2]	5.23%		(19.38)%	3.02%	7.22%	3.29%	5.32%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$5,731		$6,258	$10,464	$10,376	$8,856	$6,755

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.32	%*	1.28%	1.24%	1.27%	1.28%	1.33%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	1.28	%*	1.28%	1.24%	1.20%	1.20%	1.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.75	%*	2.60%	2.70%	2.44%	1.86%	1.66%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.79	%*	2.60%	2.70%	2.51%	1.94%	1.79%
PORTFOLIO TURNOVER RATE	14.23%		20.29%	48.68%	19.31%	11.49%	19.76%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

See Notes to Financial Statements	161	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Income & Growth Allocation Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.60		$16.20	$16.25	$15.56	$15.37	$14.83
Net investment income (loss)[1]	0.22		0.48	0.57	0.52	0.40	0.37
Net realized and unrealized gain (loss) on investments[1]	0.47		(3.48)	0.02	0.68	0.20	0.52

Total from investment operations	0.69		(3.00)	0.59	1.20	0.60	0.89

Distributions from net investment income	(0.22)		(0.51)	(0.63)	(0.50)	(0.40)	(0.33)
Distributions from capital gains	—		(0.09)	(0.01)	(0.01)	(0.01)	(0.02)

Total distributions	(0.22)		(0.60)	(0.64)	(0.51)	(0.41)	(0.35)

NET ASSET VALUE, END OF PERIOD	$13.07		$12.60	$16.20	$16.25	$15.56	$15.37

TOTAL RETURN[2,3]	5.56%		(18.86)%	3.61%	7.96%	3.94%	6.05%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$3,077		$2,590	$3,233	$1,787	$3,437	$2,332

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.67	%*	0.63%	0.59%	0.59%	0.63%	0.68%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.63	%*	0.63%	0.59%	0.55%	0.55%	0.55%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	3.44	%*	3.28%	3.42%	3.14%	2.54%	2.23%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	3.48	%*	3.28%	3.42%	3.18%	2.62%	2.36%
PORTFOLIO TURNOVER RATE	14.23%		20.29%	48.68%	19.31%	11.49%	19.76%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 A Class total return does not include the one-time front-end sales charge.

* Annualized

June 30, 2009	162	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Balanced Allocation Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.48		$17.29	$17.14	$15.89	$15.38	$14.40
Net investment income (loss)[1]	0.19		0.42	0.49	0.45	0.36	0.31
Net realized and unrealized gain (loss) on investments[1]	0.46		(4.62)	0.29	1.24	0.51	0.96

Total from investment operations	0.65		(4.20)	0.78	1.69	0.87	1.27

Distributions from net investment income	(0.19)		(0.47)	(0.63)	(0.44)	(0.36)	(0.29)
Distributions from capital gains	—		(0.14)	—	(0.00)[3]	—	0.00 [4]

Total distributions	(0.19)		(0.61)	(0.63)	(0.44)	(0.36)	(0.29)

NET ASSET VALUE, END OF PERIOD	$12.94		$12.48	$17.29	$17.14	$15.89	$15.38

TOTAL RETURN[2]	5.28%		(24.73)%	4.57%	10.81%	5.72%	9.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$67,538		$52,881	$63,372	$53,958	$35,693	$27,584

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.23	%*	0.20%	0.18%	0.23%	0.22%	0.26%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.18	%*	0.20%	0.18%	0.20%	0.20%	0.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	3.05	%*	2.79%	2.79%	2.70%	2.29%	2.04%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	3.09	%*	2.79%	2.79%	2.73%	2.31%	2.11%
PORTFOLIO TURNOVER RATE	13.79%		26.31%	23.56%	13.27%	3.20%	20.59%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than ($0.005) per share

* Annualized

See Notes to Financial Statements	163	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Balanced Allocation Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.47		$17.28	$17.13	$15.88	$15.38	$14.39
Net investment income (loss)[1]	0.15		0.34	0.40	0.36	0.29	0.23
Net realized and unrealized gain (loss) on investments[1]	0.47		(4.61)	0.29	1.25	0.49	0.98

Total from investment operations	0.62		(4.27)	0.69	1.61	0.78	1.21

Distributions from net investment income	(0.16)		(0.40)	(0.54)	(0.36)	(0.28)	(0.22)
Distributions from capital gains	—		(0.14)	—	(0.00)[3]	—	0.00 [3]

Total distributions	(0.16)		(0.54)	(0.54)	(0.36)	(0.28)	(0.22)

NET ASSET VALUE, END OF PERIOD	$12.93		$12.47	$17.28	$17.13	$15.88	$15.38

TOTAL RETURN[2]	5.03%		(25.12)%	4.06%	10.29%	5.24%	8.49%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$9,449		$10,243	$15,219	$12,970	$12,161	$7,219

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.73	%*	0.70%	0.68%	0.71%	0.69%	0.75%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.69	%*	0.70%	0.68%	0.69%	0.67%	0.69%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.53	%*	2.24%	2.29%	2.18%	1.82%	1.53%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.56	%*	2.24%	2.29%	2.20%	1.84%	1.59%
PORTFOLIO TURNOVER RATE	13.79%		26.31%	23.56%	13.27%	3.20%	20.59%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than ($0.005) per share

* Annualized

June 30, 2009	164	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Balanced Allocation Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.45		$17.25	$17.11	$15.86	$15.36	$14.38
Net investment income (loss)[1]	0.12		0.26	0.31	0.28	0.20	0.17
Net realized and unrealized gain (loss) on investments[1]	0.47		(4.60)	0.29	1.25	0.51	0.97

Total from investment operations	0.59		(4.34)	0.60	1.53	0.71	1.14

Distributions from net investment income	(0.13)		(0.32)	(0.46)	(0.28)	(0.21)	(0.16)
Distributions from capital gains	—		(0.14)	—	(0.00)[3]	—	(0.00)[3]

Total distributions	(0.13)		(0.46)	(0.46)	(0.28)	(0.21)	(0.16)

NET ASSET VALUE, END OF PERIOD	$12.91		$12.45	$17.25	$17.11	$15.86	$15.36

TOTAL RETURN[2]	4.77%		(25.49)%	3.49%	9.75%	4.64%	8.01%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$11,700		$12,770	$21,040	$21,272	$16,448	$11,900

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.23	%*	1.20%	1.18%	1.22%	1.22%	1.26%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	1.19	%*	1.20%	1.18%	1.20%	1.20%	1.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	1.99	%*	1.72%	1.77%	1.69%	1.28%	1.14%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.03	%*	1.72%	1.77%	1.71%	1.30%	1.20%
PORTFOLIO TURNOVER RATE	13.79%		26.31%	23.56%	13.27%	3.20%	20.59%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than ($0.005) per share

* Annualized

See Notes to Financial Statements	165	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Balanced Allocation Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.46		$17.27	$17.13	$15.88	$15.37	$14.39
Net investment income (loss)[1]	0.16		0.36	0.45	0.39	0.30	0.29
Net realized and unrealized gain (loss) on investments[1]	0.48		(4.61)	0.26	1.25	0.51	0.94

Total from investment operations	0.64		(4.25)	0.71	1.64	0.81	1.23

Distributions from net investment income	(0.17)		(0.42)	(0.57)	(0.39)	(0.30)	(0.25)
Distributions from capital gains	—		(0.14)	—	(0.00)[4]	—	(0.00)[4]

Total distributions	(0.17)		(0.56)	(0.57)	(0.39)	(0.30)	(0.25)

NET ASSET VALUE, END OF PERIOD	$12.93		$12.46	$17.27	$17.13	$15.88	$15.37

TOTAL RETURN[2,3]	5.19%		(25.02)%	4.16%	10.45%	5.37%	8.69%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$19,774		$19,506	$29,735	$10,820	$6,450	$4,416

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.58	%*	0.55%	0.54%	0.58%	0.57%	0.61%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.54	%*	0.55%	0.54%	0.55%	0.55%	0.55%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.66	%*	2.40%	2.57%	2.38%	1.95%	1.95%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.70	%*	2.40%	2.57%	2.41%	1.97%	2.01%
PORTFOLIO TURNOVER RATE	13.79%		26.31%	23.56%	13.27%	3.20%	20.59%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 A Class total return does not include the one-time front-end sales charge.

4 Less than ($0.005) per share

* Annualized

June 30, 2009	166	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth & Income Allocation Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.97		$17.72	$17.49	$15.97	$15.32	$14.15
Net investment income (loss)[1]	0.15		0.35	0.42	0.38	0.31	0.27
Net realized and unrealized gain (loss) on investments[1]	0.47		(5.41)	0.39	1.51	0.65	1.17

Total from investment operations	0.62		(5.06)	0.81	1.89	0.96	1.44

Distributions from net investment income	(0.16)		(0.43)	(0.58)	(0.37)	(0.30)	(0.25)
Distributions from capital gains	—		(0.26)	—	(0.00)[3]	(0.01)	(0.02)

Total distributions	(0.16)		(0.69)	(0.58)	(0.37)	(0.31)	(0.27)

NET ASSET VALUE, END OF PERIOD	$12.43		$11.97	$17.72	$17.49	$15.97	$15.32

TOTAL RETURN[2]	5.23%		(29.16)%	4.66%	11.96%	6.43%	10.21%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$43,200		$40,382	$67,402	$54,430	$45,890	$34,118

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.25	%*	0.20%	0.18%	0.22%	0.20%	0.25%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.19	%*	0.20%	0.18%	0.20%	0.20%	0.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.61	%*	2.28%	2.31%	2.23%	2.03%	1.82%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.66	%*	2.28%	2.31%	2.25%	2.03%	1.88%
PORTFOLIO TURNOVER RATE	13.61%		35.22%	18.45%	14.32%	1.95%	12.74%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than ($0.005) per share

* Annualized

See Notes to Financial Statements	167	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth & Income Allocation Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.95		$17.70	$17.47	$15.96	$15.31	$14.14
Net investment income (loss)[1]	0.12		0.27	0.33	0.27	0.24	0.19
Net realized and unrealized gain (loss) on investments[1]	0.47		(5.41)	0.40	1.53	0.66	1.19

Total from investment operations	0.59		(5.14)	0.73	1.80	0.90	1.38

Distributions from net investment income	(0.13)		(0.35)	(0.50)	(0.29)	(0.24)	(0.19)
Distributions from capital gains	—		(0.26)	—	(0.00)[3]	(0.01)	(0.02)

Total distributions	(0.13)		(0.61)	(0.50)	(0.29)	(0.25)	(0.21)

NET ASSET VALUE, END OF PERIOD	$12.41		$11.95	$17.70	$17.47	$15.96	$15.31

TOTAL RETURN[2]	4.98%		(29.56)%	4.16%	11.40%	5.91%	9.79%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$11,477		$11,049	$16,134	$11,166	$7,546	$6,361

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.75	%*	0.70%	0.68%	0.69%	0.63%	0.74%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.70	%*	0.70%	0.68%	0.67%	0.63%	0.68%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.11	%*	1.81%	1.83%	1.78%	1.57%	1.38%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.16	%*	1.81%	1.83%	1.80%	1.57%	1.43%
PORTFOLIO TURNOVER RATE	13.61%		35.22%	18.45%	14.32%	1.95%	12.74%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than ($0.005) per share

* Annualized

June 30, 2009	168	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth & Income Allocation Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.91		$17.64	$17.42	$15.91	$15.27	$14.13
Net investment income (loss)[1]	0.09		0.20	0.23	0.22	0.16	0.14
Net realized and unrealized gain (loss) on investments[1]	0.47		(5.40)	0.40	1.50	0.65	1.15

Total from investment operations	0.56		(5.20)	0.63	1.72	0.81	1.29

Distributions from net investment income	(0.10)		(0.27)	(0.41)	(0.21)	(0.16)	(0.13)
Distributions from capital gains	—		(0.26)	—	(0.00)[4]	(0.01)	(0.02)

Total distributions	(0.10)		(0.53)	(0.41)	(0.21)	(0.17)	(0.15)

NET ASSET VALUE, END OF PERIOD	$12.37		$11.91	$17.64	$17.42	$15.91	$15.27

TOTAL RETURN[2]	4.65%		(29.86)%	3.60%	10.88%	5.32%	9.12%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$30,612		$31,953	$55,880	$48,233	$37,020	$23,072

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.24	%*	1.20%	1.18%	1.22%	1.20%	1.25%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	1.20	%*	1.20%	1.18%	1.20%	1.20%	1.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	1.59	%*	1.29%	1.30%	1.24%	1.03%	0.92%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	1.64	%*	1.29%	1.30%	1.26%	1.03%	0.97%
PORTFOLIO TURNOVER RATE	13.61%		35.22%	18.45%	14.32%	1.95%	12.74%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than ($0.005) per share

* Annualized

See Notes to Financial Statements	169	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth & Income Allocation Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.93		$17.67	$17.44	$15.93	$15.29	$14.13
Net investment income (loss)[1]	0.13		0.30	0.36	0.34	0.26	0.25
Net realized and unrealized gain (loss) on investments[1]	0.47		(5.41)	0.39	1.48	0.65	1.14

Total from investment operations	0.60		(5.11)	0.75	1.82	0.91	1.39

Distributions from net investment income	(0.14)		(0.37)	(0.52)	(0.31)	(0.26)	(0.21)
Distributions from capital gains	—		(0.26)	—	(0.00)[4]	(0.01)	(0.02)

Total distributions	(0.14)		(0.63)	(0.52)	(0.31)	(0.27)	(0.23)

NET ASSET VALUE, END OF PERIOD	$12.39		$11.93	$17.67	$17.44	$15.93	$15.29

TOTAL RETURN[2,3]	5.06%		(29.44)%	4.32%	11.56%	5.97%	9.93%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$17,814		$20,190	$30,036	$20,836	$20,121	$10,961

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.59	%*	0.55%	0.53%	0.56%	0.55%	0.60%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.55	%*	0.55%	0.53%	0.55%	0.55%	0.55%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.24	%*	1.96%	1.98%	1.92%	1.70%	1.61%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	2.28	%*	1.96%	1.98%	1.93%	1.70%	1.67%
PORTFOLIO TURNOVER RATE	13.61%		35.22%	18.45%	14.32%	1.95%	12.74%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 A Class total return does not include the one-time front-end sales charge.

4 Less than ($0.005) per share

* Annualized

June 30, 2009	170	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth Allocation Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.61		$18.68	$18.21	$16.14	$15.17	$13.62
Net investment income (loss)[1]	0.10		0.21	0.24	0.23	0.20	0.18
Net realized and unrealized gain (loss) on investments[1]	0.40		(6.64)	0.71	2.06	0.96	1.55

Total from investment operations	0.50		(6.43)	0.95	2.29	1.16	1.73

Distributions from net investment income	(0.10)		(0.30)	(0.47)	(0.22)	(0.19)	(0.18)
Distributions from capital gains	—		(0.34)	(0.01)	—	—	—

Total distributions	(0.10)		(0.64)	(0.48)	(0.22)	(0.19)	(0.18)

NET ASSET VALUE, END OF PERIOD	$12.01		$11.61	$18.68	$18.21	$16.14	$15.17

TOTAL RETURN[2]	4.35%		(35.05)%	5.19%	14.30%	7.73%	12.75%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$42,690		$39,210	$64,364	$51,586	$39,186	$30,623

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.25	%*	0.20%	0.18%	0.22%	0.20%	0.25%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.19	%*	0.20%	0.18%	0.20%	0.20%	0.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	1.72	%*	1.35%	1.24%	1.33%	1.30%	1.24%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	1.78	%*	1.35%	1.24%	1.35%	1.30%	1.30%
PORTFOLIO TURNOVER RATE	17.40%		31.17%	7.43%	18.90%	1.76%	15.63%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

See Notes to Financial Statements	171	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth Allocation Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.61		$18.66	$18.19	$16.12	$15.17	$13.62
Net investment income (loss)[1]	0.07		0.13	0.14	0.15	0.13	0.11
Net realized and unrealized gain (loss) on investments[1]	0.39		(6.61)	0.72	2.06	0.94	1.55

Total from investment operations	0.46		(6.48)	0.86	2.21	1.07	1.66

Distributions from net investment income	(0.07)		(0.23)	(0.38)	(0.14)	(0.12)	(0.11)
Distributions from capital gains	—		(0.34)	(0.01)	—	—	—

Total distributions	(0.07)		(0.57)	(0.39)	(0.14)	(0.12)	(0.11)

NET ASSET VALUE, END OF PERIOD	$12.00		$11.61	$18.66	$18.19	$16.12	$15.17

TOTAL RETURN[2]	4.01%		(35.60)%	4.70%	13.77%	7.12%	12.22%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$11,825		$12,597	$18,724	$15,282	$14,422	$9,746

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.75	%*	0.70%	0.68%	0.69%	0.67%	0.75%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.70	%*	0.70%	0.68%	0.68%	0.67%	0.69%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	1.21	%*	0.86%	0.76%	0.83%	0.82%	0.81%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	1.26	%*	0.86%	0.76%	0.82%	0.82%	0.75%
PORTFOLIO TURNOVER RATE	17.40%		31.17%	7.43%	18.90%	1.76%	15.63%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

June 30, 2009	172	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth Allocation Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.55		$18.57	$18.12	$16.07	$15.12	$13.59
Net investment income (loss)[1]	0.04		0.05	0.05	0.06	0.05	0.06
Net realized and unrealized gain (loss) on investments[1]	0.39		(6.58)	0.71	2.05	0.95	1.52

Total from investment operations	0.43		(6.53)	0.76	2.11	1.00	1.58

Distributions from net investment income	(0.04)		(0.15)	(0.30)	(0.06)	(0.05)	(0.05)
Distributions from capital gains	—		(0.34)	(0.01)	—	—	—

Total distributions	(0.04)		(0.49)	(0.31)	(0.06)	(0.05)	(0.05)

NET ASSET VALUE, END OF PERIOD	$11.94		$11.55	$18.57	$18.12	$16.07	$15.12

TOTAL RETURN[2]	3.79%		(35.66)%	4.18%	13.15%	6.64%	11.67%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$27,148		$26,814	$45,687	$38,013	$26,399	$15,330

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.25	%*	1.20%	1.18%	1.22%	1.19%	1.25%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	1.19	%*	1.20%	1.18%	1.20%	1.19%	1.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	0.71	%*	0.34%	0.25%	0.34%	0.31%	0.34%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	0.76	%*	0.34%	0.25%	0.36%	0.31%	0.39%
PORTFOLIO TURNOVER RATE	17.40%		31.17%	7.43%	18.90%	1.76%	15.63%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

See Notes to Financial Statements	173	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Growth Allocation Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.61		$18.67	$18.19	$16.13	$15.17	$13.62
Net investment income (loss)[1]	0.08		0.15	0.18	0.16	0.15	0.15
Net realized and unrealized gain (loss) on investments[1]	0.39		(6.62)	0.72	2.06	0.95	1.53

Total from investment operations	0.47		(6.47)	0.90	2.22	1.10	1.68

Distributions from net investment income	(0.08)		(0.25)	(0.41)	(0.16)	(0.14)	(0.13)
Distributions from capital gains	—		(0.34)	(0.01)	—	—	—

Total distributions	(0.08)		(0.59)	(0.42)	(0.16)	(0.14)	(0.13)

NET ASSET VALUE, END OF PERIOD	$12.00		$11.61	$18.67	$18.19	$16.13	$15.17

TOTAL RETURN[2,3]	4.09%		(35.25)%	4.91%	13.85%	7.32%	12.43%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$17,629		$17,808	$29,580	$21,064	$20,159	$11,388

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.60	%*	0.55%	0.53%	0.57%	0.55%	0.60%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.54	%*	0.55%	0.53%	0.55%	0.55%	0.55%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	1.41	%*	0.99%	0.92%	0.99%	0.96%	1.04%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	1.36	%*	0.99%	0.92%	0.97%	0.96%	0.98%
PORTFOLIO TURNOVER RATE	17.40%		31.17%	7.43%	18.90%	1.76%	15.63%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 A Class total return does not include the one-time front-end sales charge.

* Annualized

June 30, 2009	174	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Aggressive Growth Allocation Fund

	INSTITUTIONAL CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.20		$19.48	$18.81	$16.27	$14.97	$13.08
Net investment income (loss)[1]	0.04		0.07	0.10	0.09	0.06	0.05
Net realized and unrealized gain (loss) on investments[1]	0.34		(7.82)	0.98	2.50	1.26	1.86

Total from investment operations	0.38		(7.75)	1.08	2.59	1.32	1.91

Distributions from net investment income	(0.04)		(0.16)	(0.38)	(0.05)	(0.02)	(0.02)
Distributions from capital gains	—		(0.37)	(0.03)	—	—	—

Total distributions	(0.04)		(0.53)	(0.41)	(0.05)	(0.02)	(0.02)

NET ASSET VALUE, END OF PERIOD	$11.54		$11.20	$19.48	$18.81	$16.27	$14.97

TOTAL RETURN[2]	3.40%		(40.46)%	5.71%	15.95%	8.86%	14.60%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$28,413		$25,412	$44,106	$37,716	$21,970	$15,590

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.32	%*	0.25%	0.20%	0.26%	0.24%	0.30%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.26	%*	0.25%	0.20%	0.20%	0.20%	0.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	0.70	%*	0.44%	0.49%	0.48%	0.35%	0.27%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	0.75	%*	0.44%	0.49%	0.54%	0.39%	0.37%
PORTFOLIO TURNOVER RATE	18.68%		30.06%	10.36%	10.73%	2.01%	3.61%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

See Notes to Financial Statements	175	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Aggressive Growth Allocation Fund

	INVESTOR CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.93		$19.06	$18.42	$15.98	$14.76	$12.94
Net investment income (loss)[1]	0.01		(0.01)	0.00	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments[1]	0.33		(7.64)	0.95	2.47	1.25	1.84

Total from investment operations	0.34		(7.65)	0.95	2.46	1.23	1.82

Distributions from net investment income	(0.01)		(0.11)	(0.28)	(0.02)	(0.01)	0.00 [3]
Distributions from capital gains	—		(0.37)	(0.03)	—	—	—

Total distributions	(0.01)		(0.48)	(0.31)	(0.02)	(0.01)	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$11.26		$10.93	$19.06	$18.42	$15.98	$14.76

TOTAL RETURN[2]	3.16%		(40.77)%	5.15%	15.39%	8.31%	14.01%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$7,512		$6,920	$12,913	$11,518	$12,353	$9,782

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.82	%*	0.75%	0.70%	0.73%	0.74%	0.80%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.76	%*	0.75%	0.70%	0.69%	0.70%	0.70%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	0.19	%*	(0.09)%	(0.02)%	(0.09)%	(0.14)%	(0.24)%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	0.25	%*	(0.09)%	(0.02)%	(0.05)%	(0.11)%	(0.14)%
PORTFOLIO TURNOVER RATE	18.68%		30.06%	10.36%	10.73%	2.01%	3.61%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 Less than ($0.005) per share

* Annualized

June 30, 2009	176	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Aggressive Growth Allocation Fund

	C CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.78		$18.86	$18.24	$15.89	$14.74	$13.00
Net investment income (loss)[1]	(0.01)		(0.08)	(0.09)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments[1]	0.32		(7.55)	0.95	2.43	1.24	1.81

Total from investment operations	0.31		(7.63)	0.86	2.35	1.15	1.74

Distributions from net investment income	—		(0.08)	(0.21)	—	—	—
Distributions from capital gains	—		(0.37)	(0.03)	—	—	—

Total distributions	—		(0.45)	(0.24)	—	—	—

NET ASSET VALUE, END OF PERIOD	$11.09		$10.78	$18.86	$18.24	$15.89	$14.74

TOTAL RETURN[2]	2.88%		(41.05)%	4.69%	14.79%	7.80%	13.38%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$5,990		$5,944	$10,144	$7,966	$5,399	$3,474

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.32	%*	1.25%	1.20%	1.25%	1.24%	1.30%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	1.26	%*	1.25%	1.20%	1.20%	1.20%	1.20%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	(0.32	)%*	(0.56)%	(0.49)%	(0.55)%	(0.64)%	(0.61)%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	(0.27	)%*	(0.56)%	(0.49)%	(0.50)%	(0.61)%	(0.50)%
PORTFOLIO TURNOVER RATE	18.68%		30.06%	10.36%	10.73%	2.01%	3.61%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

See Notes to Financial Statements	177	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented

Accessor Aggressive Growth Allocation Fund

	A CLASS SHARES
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)		FOR THE YEARS ENDED DECEMBER 31,
			2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.09		$19.31	$18.66	$16.17	$14.92	$13.07
Net investment income (loss)[1]	0.02		0.02	0.03	0.03	0.01	0.03
Net realized and unrealized gain (loss) on investments[1]	0.33		(7.75)	0.96	2.49	1.25	1.83

Total from investment operations	0.35		(7.73)	0.99	2.52	1.26	1.86

Distributions from net investment income	(0.02)		(0.12)	(0.31)	(0.03)	(0.01)	(0.01)
Distributions from capital gains	—		(0.37)	(0.03)	—	—	—

Total distributions	(0.02)		(0.49)	(0.34)	(0.03)	(0.01)	(0.01)

NET ASSET VALUE, END OF PERIOD	$11.42		$11.09	$19.31	$18.66	$16.17	$14.92

TOTAL RETURN[2,3]	3.18%		(40.66)%	5.30%	15.56%	8.46%	14.23%

NET ASSETS, END OF PERIOD (IN THOUSANDS)	$7,815		$7,587	$12,864	$9,032	$5,589	$2,375

RATIO OF EXPENSES TO AVERAGE NET ASSETS	0.67	%*	0.60%	0.55%	0.61%	0.59%	0.65%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS	0.61	%*	0.60%	0.55%	0.55%	0.55%	0.55%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (EXCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	0.34	%*	0.11%	0.16%	0.12%	0.03%	0.13%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (INCLUDING EXPENSES PAID DIRECTLY BY THE ADVISOR)	0.39	%*	0.11%	0.16%	0.18%	0.06%	0.23%
PORTFOLIO TURNOVER RATE	18.68%		30.06%	10.36%	10.73%	2.01%	3.61%

1 Per share amounts are based upon average shares outstanding.

2 Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

3 A Class total return does not include the one-time front-end sales charge.

* Annualized

June 30, 2009	178	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers multiple separate series each with its own investment objective and policies, eighteen of which are known as the Accessor Funds (each a “Fund” or “Accessor Fund” and collectively, the “Funds” or “Accessor Funds”). Each of the Accessor Funds (with the exception of the Accessor Frontier Markets Fund and the Investment Grade Fixed-Income Fund) are successors to previously operational funds which were series of Accessor Funds, Inc., a Maryland corporation, and were reorganized into the corresponding Accessor Fund effective September 1, 2008. This semi-annual report covers the eighteen Accessor Funds, which consist of eight diversified and two non-diversified investment portfolios (the “Underlying Funds”); six diversified funds of funds investment portfolios (the “Allocation Funds”); one additional diversified investment portfolio; and one additional non-diversified investment portfolio. The Underlying Funds in this report are the Accessor Growth Fund, Accessor Value Fund, Accessor Small to Mid Cap Fund, and Accessor International Equity Fund (the “Equity Funds”); the Accessor High Yield Bond Fund, Accessor Investment Grade Fixed-Income Fund (formerly the “Accessor Intermediate Fixed-Income Fund”), Accessor Mortgage Securities Fund (the “Bond Funds”) and Accessor U.S. Government Money Fund (the “Money Fund”) (collectively with the Bond Funds, the “Fixed-Income Funds”); and the Accessor Frontier Markets Fund and Accessor Strategic Alternatives Fund (collectively, the “Alternative Funds”). The six Allocation Funds are the Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund and Accessor Aggressive Growth Allocation Fund. The report also covers the Accessor Total Return Fund and Accessor Limited Duration U.S. Government Fund.

The Accessor Growth Fund, Accessor Value Fund, Accessor Small to Mid Cap Fund, Accessor International Equity Fund and Accessor High Yield Bond Fund each offer five classes of shares: Institutional Class Shares (formerly Advisor Class Shares), Investor Class Shares, A Class Shares, C Class Shares and Z Class Shares. The Accessor U.S. Government Money Fund also offers five classes of shares: Institutional Class Shares (formerly Advisor Class Shares), Investor Class Shares, A Class Shares, C Class Shares and Z Class Shares (formerly Institutional Class Shares). The Accessor Frontier Markets and Strategic Alternatives Funds currently offer three classes of shares: Institutional Class Shares (formerly Advisor Class Shares), Investor Class Shares and Z Class Shares. The Accessor Investment Grade Fixed-Income Fund and Accessor Mortgage Securities Fund each offer four classes of shares: Institutional Class Shares (formerly Advisor Class Shares), Investor Class Shares, C Class Shares and Z Class Shares. The Allocation Funds each offer four classes of shares: Institutional Class Shares (formerly Advisor Class Shares), Investor Class Shares, A Class Shares and C Class Shares. The Accessor Strategic Alternatives Fund offers three classes of shares: Institutional Class Shares (formerly Advisor Class Shares), Investor Class Shares and Z Class Shares. The Accessor Total Return Fund and Accessor Limited Duration U.S. Government Fund each offer one undesignated class of shares. Each class of shares of each Accessor Fund has identical rights and privileges as the other classes of shares of such Accessor Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the

179	June 30, 2009

Notes to Financial Statements (Unaudited)

distribution or service arrangements of such classes, and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. To the extent that the Allocation Funds are invested in each of the Underlying Funds, the Allocation Funds will also be exposed to certain estimates, assumptions, and security transactions indirectly. The financial statements have been prepared as of the close of the New York Stock Exchange on June 30, 2009.

Security Valuation: Net Asset Value (“NAV”) per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. Eastern Time. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.

The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on a national securities exchange are typically valued on the basis of last reported sale price or a market’s official closing price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the last reported sale price or a market’s official closing price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Many fixed income securities do not trade each day and thus the last sale or bid price are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service, including a qualified broker quote, when such prices are believed by Forward Management, LLC (“Forward Management”) and the appropriate sub-advisor, an unaffiliated investment management organization (referred to herein each as a “Money Manager” and collectively, as the “Money Managers”) to reflect the fair market value of such securities. To the extent that such fixed-income securities do not trade each day and last sale or bid prices are not available, the Board of Trustees has authorized the use of matrix pricing or similar valuation methods used by such pricing sources. Investments held by the Money Fund are valued at amortized cost and short-term debt securities maturing in 60 days or less may be valued at amortized cost, which approximates market value. Investments by the Allocation Funds in shares of the Underlying Funds are valued at the NAV per share of the applicable Underlying Fund.

Investments by any Fund in exchange-traded open-end investment companies or closed-end

June 30, 2009	180

Notes to Financial Statements (Unaudited)

investment companies are priced as equity securities as stated above.

An investment for which a price is not readily available as described above is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) Forward Management or the appropriate Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded, or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund’s NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the Accessor Frontier Markets Fund, Accessor Strategic Alternatives Fund and Accessor International Equity Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund normally values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities. To account for this, the Funds (particularly the Accessor Frontier Markets Fund, Accessor Strategic Alternatives Fund and Accessor International Equity Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Board of Trustees. On days when a change has occurred in the closing level of a benchmark index by an amount approved by the Board of Trustees from the previous trading day’s closing level and other criteria have been met, the Board of Trustees has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. Forward Management and the Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards (“SFAS”) No. 157 is effective for the Funds’ financial statements issued after December 31, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

181	June 30, 2009

Notes to Financial Statements (Unaudited)

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The designated inputs levels are not necessarily an indication of the risks or liquidity associated with these investments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds’ investments carried at value:

Accessor Growth Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Common Stocks	$75,296,808	$—	$—	$75,296,808
Exchange Traded Funds	262,735	—	—	262,735

Total Investments in Securities	$75,559,543	$—	$—	$75,559,543

Accessor Value Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Common Stocks	$71,285,182	$—	$—	$71,285,182

Total Investments in Securities	$71,285,182	$—	$—	$71,285,182

Accessor Small to Mid Cap Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Common Stocks	$166,740,215	$—	$—	$166,740,215

Total Investments in Securities	$166,740,215	$—	$—	$166,740,215

Accessor International Equity Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Common Stocks	$94,254,638	$—	$—	$94,254,638

Total Investments in Securities	$94,254,638	$—	$—	$94,254,638

Accessor Total Return Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Common Stocks	$7,307,048	$—	$—	$7,307,048
Exchange Traded Funds	14,283,920	—	—	14,283,920
Preferred Stocks	944,430	—	—	944,430
Investment Companies	424,445	—	—	424,445

Total Investments in Securities	$22,959,843	$—	$—	$22,959,843

June 30, 2009	182

Notes to Financial Statements (Unaudited)

Accessor Strategic Alternatives Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Exchange Traded Funds	$40,209,773	$—	$—	$40,209,773
Exchange Traded Note	17,006,435	—	—	17,006,435
Structured Notes	—	20,494,600	—	20,494,600
U.S. Government and Agency Securities	—	17,991,852	—	17,991,852

Total Investments in Securities	$57,216,208	$38,486,452	$—	$95,702,660

Accessor Frontier Markets Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Exchange Traded Funds	$6,105,464	$5,336,984	$—	$11,442,448
U.S. Government and Agency Security	—	7,525,156	—	7,525,156
Warrant	—	4,877,300	—	4,877,300
Investment Company	1,800,000	—	—	1,800,000
Common Stock	1,633,810	—	—	1,633,810

Total Investments in Securities	$9,539,274	$17,739,440	$—	$27,278,714

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Other Financial Instruments
Total Return Swap Contracts	$—	$(136,378)	$—	$(136,378)

Total Investments in Securities	$—	$(136,378)	$—	$(136,378)

Accessor High Yield Bond Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Corporate Bonds	$—	$93,863,736	$—	$93,863,736

Total Investments in Securities	$—	$93,863,736	$—	$93,863,736

Accessor Investment Grade Fixed-Income Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Asset Backed Securities	$—	$1,647,124	$4,117,100	$5,764,224
Collateralized Mortgage Obligations	—	40,812,198	806,420	41,618,618
Corporate Bonds	—	29,577,040	1,701,754	31,278,794
Municipal Bonds	—	4,322,987	—	4,322,987
U.S. Government and Agency Securities	—	8,047,382	—	8,047,382

Total Investments in Securities	$—	$84,406,731	$6,625,274	$91,032,005

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Instruments
Futures — Unrealized appreciation	$573,951	$—	$—	$573,951
Futures — Unrealized depreciation	(67,934)	—	—	(67,934)
Written Options	(350)	—	—	(350)
TBA Purchase Commitments	—	13,521,246	—	13,521,246
TBA Sale Commitments	—	(5,186,564)	—	(5,186,564)

Total Investments in Securities	$505,667	$8,334,682	$—	$8,840,349

183	June 30, 2009

Notes to Financial Statements (Unaudited)

Accessor Mortgage Securities Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Project Loans	$—	$—	$2,356	$2,356
Collateralized Mortgage Obligations	—	51,984,647	—	51,984,647
Asset Backed Securities	—	228,032	—	228,032

Total Investments in Securities	$—	$52,212,679	$2,356	$52,215,035

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Instruments
TBA Purchase Commitments	$—	$32,382,808	$—	$32,382,808
TBA Sale Commitments	—	(22,764,849)	—	(22,764,849)

Total Investments in Securities	$—	$9,617,959	$—	$9,617,959

Accessor Limited Duration U.S. Government Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Agency Collateralized Mortgage Obligations	$—	$7,757,841	$—	$7,757,841
U.S. Agency Bonds	—	29,301,451	—	29,301,451

Total Investments in Securities	$—	$37,059,292	$—	$37,059,292

Accessor U.S. Government Money Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
U.S. Agency Bonds	$—	$746,667,074	$	$746,667,074
Short-Term Investment	—	103,000,000		103,000,000

Total Investments in Securities	$—	$849,667,074	$—	$849,667,074

Accessor Income Allocation Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Affiliated Investment Companies	$18,950,007	$—	$—	$18,950,007

Total Investments in Securities	$18,950,007	$—	$—	$18,950,007

Accessor Income & Growth Allocation Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Affiliated Investment Companies	$41,609,686	$—	$—	$41,609,686

Total Investments in Securities	$41,609,686	$—	$—	$41,609,686

Accessor Balanced Allocation Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Affiliated Investment Companies	$107,660,724	$—	$—	$107,660,724

Total Investments in Securities	$107,660,724	$—	$—	$107,660,724

Accessor Growth & Income Allocation Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Affiliated Investment Companies	$100,891,184	$—	$—	$100,891,184

Total Investments in Securities	$100,891,184	$—	$—	$100,891,184

June 30, 2009	184

Notes to Financial Statements (Unaudited)

Accessor Growth Allocation Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Affiliated Investment Companies	$98,569,387	$—	$—	$98,569,387

Total Investments in Securities	$98,569,387	$—	$—	$98,569,387

Accessor Aggressive Growth Allocation Fund
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Affiliated Investment Companies	$49,223,063	$—	$—	$49,223,063

Total Investments in Securities	$49,223,063	$—	$—	$49,223,063

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Accessor International Equity Fund(a)
COMMON STOCKS
Beginning balance as of January 1, 2009	$2,397,670
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(2,397,670)

Ending balance as of June 30, 2009	—

Net change in unrealized appreciation/depreciation included in earnings related to investments still held at June 30, 2009	$7,766,852

Accessor Investment Grade Fixed-Income Fund(a)
ASSET BACKED SECURITIES
Beginning balance as of January 1, 2009	$1,171,885
Accrued discounts/premiums	(45,339)
Realized gain/(loss)	4,793,048
Change in unrealized appreciation/(depreciation)	(3,284,087)
Net purchase/sales	(22,591)
Net transfers in/and or out of Level 3	1,504,184

Ending balance as of June 30, 2009	$4,117,100

COLLATERALIZED MORTGAGE OBLIGATIONS
Beginning balance as of January 1, 2009	$149,078
Accrued discounts/premiums	688
Realized gain/(loss)	1,015,118
Change in unrealized appreciation/(depreciation)	(385,183)
Net purchase/sales	26,718
Net transfers in/and or out of Level 3	—

Ending balance as of June 30, 2009	$806,419

CORPORATE BONDS
Beginning balance as of January 1, 2009	$981,402
Accrued discounts/premiums	34,832
Realized gain/(loss)	1,106,722
Change in unrealized appreciation/(depreciation)	(421,201)
Net purchase/sales	—
Net transfers in/and or out of Level 3	—

Ending balance as of June 30, 2009	$1,701,755

Net change in unrealized appreciation/depreciation included in earnings related to investments still held at June 30, 2009	$(10,086,276)

Accessor Mortgage Securities Fund(a)
PROJECT LOANS
Beginning balance as of January 1, 2009	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	2,356

Ending balance as of June 30, 2009	$2,356

Net change in unrealized appreciation/depreciation included in earnings related to investments still held at June 30, 2009	$(989,192)

(a) Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the Statement of Operations.

Security Transactions and Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial statement

185	June 30, 2009

Notes to Financial Statements (Unaudited)

reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are denominated in a foreign currency; and the Equity Funds and the Alternative Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund’s accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.

The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income or federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

Off-Balance Sheet Risk: The Funds (other than the Accessor Limited Duration U.S. Government Fund, the U.S. Government Money Fund and the Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts: The Funds (other than the Accessor Limited Duration U.S. Government Fund, the U.S. Government Money Fund and the Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The Accessor International Equity Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or

June 30, 2009	186

Notes to Financial Statements (Unaudited)

received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Forward Foreign Currency Exchange Contracts: The Accessor International Equity Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Accessor International Equity Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Options Transactions: Certain Funds may purchase and write call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The Accessor International Equity Fund may also purchase and sell call and put options on foreign currencies.

When any of the Funds writes or purchases a covered call or put option, an amount equal to the premium received is included in that Fund’s statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the

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stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund

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would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by Forward Management or the appropriate Money Manager, in accordance with procedures established by the Board of Trustees to limit any potential leveraging of a Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s or the appropriate Money Manager’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or

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bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Structured Notes: The Accessor Strategic Alternatives Fund, as part of its investment objective, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structures notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credit defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Funds’ principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Fund intends to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes they hold at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured not may be one or more credit default swaps, which are subject to additional risks.

Forward Commitments: The Funds (other than the Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

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Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar Rolls: The Funds may enter into mortgage dollar rolls (principally using TBAs) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Collateralized Debt Obligations: The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the

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collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Repurchase Agreements: The Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management or the appropriate Money Manager has determined to be creditworthy. It is the Funds’ policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

Set forth below is the collateral for the Money Fund’s Repurchase Agreement on June 30, 2009. As of June 30, 2009, this is the only Accessor Fund with a Repurchase Agreement.

ISSUER OF REPURCHASE AGREEMENT	ISSUER(S)	PAR	INTEREST RATE	MATURITY DATE	MARKET VALUE
South Street	Various U.S. Government Agencies	$15,688,200-$37,500,000	0.140%-1.750%	8/6/09-4/20/11	$105,060,075

Distributions to Shareholders: Distributions from net investment income, if any, are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds, the Accessor Limited Duration U.S. Government Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund and Accessor Balanced Allocation Fund; declared and paid quarterly for the other Equity Funds, the Accessor Total Return Fund, Accessor Strategic Alternatives Fund, and the other Allocation Funds; and declared and paid annually for the Accessor International Equity Fund and Accessor Frontier Markets Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

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Federal Income Taxes: It is each Fund’s intention to continue to comply with the requirements of Subchapter M of the Code to qualify as a regulated investment company. Subchapter M requires a regulated investment company to distribute substantially all of its taxable income and net realized gains, if any, to shareholders. By distributing all of its taxable income and realized gains to shareholders, a Fund will not be subject to Federal income or excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in the annual financial statements may differ from that reported in each Fund’s tax return and, consequently, the character of distributions to shareholders reported in the statements of changes in net assets and financial highlights may differ from that reported to shareholders for Federal income tax purposes.

Other Expenses: Shared expenses incurred by the Trust are allocated among the Funds based on each Fund’s ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

Illiquid or Restricted Securities: The Funds (other than the Accessor Limited Duration U.S. Government Fund, the U.S. Government Money Fund and the Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held as of June 30, 2009 is detailed in the Schedules of Investments, as applicable.

Each Fund (except the Allocation Funds) may invest a portion of its net assets not to exceed 15% in securities that are illiquid (except the Money Fund, which may not exceed 10%). Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Funds have valued the securities. Certain restricted securities are not subject to the 15% limitation if Forward Management determines that such security is liquid pursuant to procedures approved by the Board of Trustees.

Redemption Fees: Shares exchanged or redeemed from the Equity Funds, the Accessor High Yield Bond Fund and Accessor Strategic Alternatives Fund within 90 days from the date of purchase were previously subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by these Funds, are accounted for as an addition to paid-in-capital. Cost of redemptions reported in the Statements of Changes in Net Assets is reported net of such fees. Effective September 1, 2008, the 2% redemption fee on these Funds was eliminated.

ReFlow Transactions: Effective September 1, 2008, the Funds may participate in ReFlow, a

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program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the Fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a Fund equal to the amount of the Fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the Fund experiences net subscriptions. In return for this service, the Funds will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Accessor Small to Mid Cap Fund, Accessor International Equity Fund, Accessor High Yield Bond Fund, Accessor Investment Grade Fixed-Income, Accessor Income & Growth Allocation Fund, Accessor Growth & Income Allocation Fund and Accessor Growth Allocation Fund during the six months ended June 30, 2009 are recorded in the Statement of Operations. During that same period, there were no ReFlow fees incurred by the other Accessor Funds.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which may be invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital

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losses. As of June 30, 2009, there were no Funds with securities on loan and during the six-month period June 30, 2009 there was no securities lending activity in the Funds.

3. Related Party Transactions

Manager: The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates (prior to September 1, 2008, Accessor Capital Management LP was the Accessor Funds’ investment manager and the fees were identical):

FUND	ANNUAL MANAGEMENT FEE
Accessor Growth	0.45%
Accessor Value	0.45%
Accessor Small to Mid Cap	0.60%
Accessor International Equity	0.55%
Accessor Total Return	0.12%
Accessor Strategic Alternatives	0.70%
Accessor Frontier Markets	0.85%
Accessor High Yield Bond	0.36%
Accessor Investment Grade Fixed-Income	0.33%
Accessor Mortgage Securities	0.36%
Accessor Limited Duration U.S. Government	0.12%
Accessor U.S. Government Money	0.08%
Accessor Income Allocation	0.10%[1]
Accessor Income & Growth Allocation	0.10%[1]
Accessor Balanced Allocation	0.10%[1]
Accessor Growth & Income Allocation	0.10%[1]
Accessor Growth Allocation	0.10%[1]
Accessor Aggressive Growth Allocation	0.10%[1]

1 Forward Management has contractually agreed to waive its investment management fee and reimburse the Allocation Fund’s transfer agent fees until April 30, 2010.

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Allocation Funds to enter into a special servicing agreement with the Underlying Funds under which the Underlying Funds will pay the expenses of the Allocation Funds (other than the Allocation Funds’ direct management fees, distribution and service fees, and administrative services fees) to the extent that the Underlying Funds derive additional financial and other benefits as a result of investments from the Allocation Funds. None of the expenses incurred by the Allocation Funds for the period ended June 30, 2009 were paid by the Underlying Funds.

Money Managers: Each Fund (other than the Money Fund, the Alternative Funds and the Allocation Funds) is sub-advised by a Money Manager, researched and recommended by Forward Management. During the period ended June 30, 2009, the Money Managers received a fee based on the average daily net assets aggregated across all the classes of each Fund as set forth below. This fee is accrued daily and paid monthly.

FUND	ANNUAL FEE
Accessor Growth	0.25%
Accessor Value	0.25%
Accessor Small to Mid Cap	0.40%
Accessor International Equity	0.45% on assets up to $500 million
0.425% on assets over $500 million and up to $1 billion
0.40% on assets over $1 billion
Accessor Total Return	0.50%
Accessor High Yield Bond	0.25%
Accessor Investment Grade Fixed-Income	0.25%
Accessor Mortgage Securities	0.25% on assets up to $100 million
0.20% on assets over $100 million up to $200 million
0.15% over $200 million
Accessor Limited Duration U.S. Government	0.35% on assets up to $25 million
0.25% on assets over $25 million up to $100 million
0.20% on all assets above $100 million

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For the Money Managers of the Accessor Growth Fund and Accessor Value Fund (Smith Asset Management Group and Acadian Asset Management, respectively) each Money Manager is paid a base fee (“Base Rate”) of 0.25% plus a performance component (“Performance Adjustment”). The Performance Adjustment rate will increase or decrease proportionately to the difference in performance (the “Performance Difference”) between the Fund and its benchmark index.

With regard to the Accessor Growth Fund, to the extent that the Performance Difference between the Fund and the S&P 500/Citigroup Growth Index falls within a “null zone” that is equal to plus 100 basis points (1.00%) or minus 100 basis points (-1.00%), the Performance Adjustment rate shall be zero and there shall be no Performance Adjustment. The Performance Adjustment rate shall not exceed an absolute value of 15 basis points (0.15%) and the maximum Performance Adjustment rate shall be made when the Performance Difference reaches plus or minus 350 basis points (3.50%). Therefore, the minimum possible annual fee payable to the Money Manager will be 10 basis points (0.10%) and the maximum possible annual fee will be 40 basis points (0.40%).

With regard to the Accessor Value Fund, to the extent that the Performance Difference between the Fund and the S&P 500/Citigroup Value Index falls within a “null zone” that is equal to plus 75 basis points (0.75%) or minus 75 basis points (-0.75%), the Performance Adjustment rate shall be zero and there shall be no Performance Adjustment. The Performance Adjustment rate shall not exceed an absolute value of 5 basis points (0.05%) and the maximum Performance Adjustment rate shall be made when the Performance Difference reaches plus or minus 325 basis points (3.25%). Therefore, the minimum possible annual fee payable to the Money Manager will be 20 basis points (0.20%) and the maximum possible annual fee will be 30 basis points (0.30%).

FUND	BASE ADVISORY FEE	PERFORMANCE FEE ADJUSTMENT RATE	PERFORMANCE DIFFERENCE
Growth	0.25%	+/-0.15%	1.00%
Value	0.25%	+/-0.05%	0.75%

During the period ended June 30, 2009, the Funds’ Money Manager fees were adjusted in accordance with the policy described above as follows:

FUND	BASE ADVISORY FEE	PERFORMANCE FEE ADJUSTMENT RATE	MONEY MANAGER FEE
Growth	$94,211	$23,259	$117,470
Value	86,920	4,395	91,315

Distribution and Service Plans: The Trust has adopted Distribution and Service Plans (the “Plans”) under Rule 12b-1 of the 1940 Act with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund to compensate the distributor of the Accessor Funds, SEI Investments Distribution Co. (the “Distributor”), and/or third party intermediaries or other service organizations for providing distribution and non-distribution-related services to certain shareholders of the Trust. Under the terms of these Plans, the Trust will pay the Distributor and/or third party selling and distribution agents for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. The Trust will also pay third party service organizations for providing non-distribution related services such as account maintenance services.

The maximum amount payable to the Distributor and/or third party selling and distribution agents under the Plans, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares; 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds, the Accessor Frontier Markets Fund and the Allocation Funds (except the Accessor Income Allocation Fund);

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Notes to Financial Statements (Unaudited)

0.25% of the average daily assets of each Fund attributable to A Class Shares of the Accessor High Yield Bond Fund, the Money Fund and the Accessor Income Allocation Fund; and 1.00% of the average daily net assets of each Fund attributable to C Class Shares (0.75% for distribution and 0.25% for shareholder service fees). As of June 30, 2009, the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund do not have a class of shares that pays a Rule 12b-1 fee.

The Board may temporarily reduce and/or eliminate the payment of Rule 12b-1 fees with respect to the Money Fund to assist the Money Fund’s efforts to maintain a $1.00 NAV per share. Any reduction and/or elimination of the Money Fund’s Rule 12b-1 fees may be reinstated by the Board at any time. Effective January 13, 2009, the Board of Trustees temporarily reduced the payment of Rule 12b-1 fees for C Class Shares of the Money Fund to 50 basis points (0.50%). Effective February 1, 2009, the Board of Trustees temporarily reduced the payment of Rule 12b-1 fees for C Class Shares of the Money Fund to 25 basis points (0.25%) and temporarily eliminated Rule 12b-1 fees for Investor Class Shares of the Money Fund. Effective April 1, 2009, the Board of Trustees eliminated Rule 12b-1 fees for A Class and C Class Shares of the Money Fund.

Distributor: The Funds’ distribution and service plans for the Investor Class Shares, A Class Shares and the C Class Shares allow each class to pay distribution and service fees to the Distributor, which may pay some or all of these fees to financial intermediaries for sales and distribution-related activities and for providing non-distribution related shareholder services. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with the Distributor or a services agreement with the Accessor Funds based on the average daily net assets of accounts attributable to such intermediary.

Further, under the A Class Shares and C Class Shares distribution and service plan, the Distributor will generally retain the first year of the distribution and service fees attributable to purchases of A Class Shares and will retain the distribution and service fees attributable to purchases of C Class Shares for which a broker-dealer has received an up-front commission payment from the Distributor. The Distributor may retain the distribution and service fee for accounts not attributable to a broker-dealer. Certain A Class Shares and C Class Shares are subject to a 0.50% and 1.00% contingent deferred sales charge (“CDSC”) for shares sold within 18 months and twelve months, respectively, after the date of purchase. Any CDSC is paid to the Distributor. The Distributor may remit portions of the CDSC payments and certain 12b-1 payments to Forward Management to compensate Forward Management for financing the 0.50% and 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain A Class Shares and C Class Shares financing and servicing arrangements between the Distributor and Forward Management.

Other Compensation to Dealers: The Distributor may pay or sponsor informational meetings for dealers as described in the Statement of Additional Information. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of the Funds’ shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or Forward Management may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the

197	June 30, 2009

Notes to Financial Statements (Unaudited)

Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds, cooperate with the Distributor or provide marketing or service support to the Funds. For more information, please see the Statement of Additional Information.

Forward Management may make payments, out of its own assets, to certain intermediaries based on sales or assets attributable to the intermediary, or such other criteria agreed to by Forward Management. The intermediaries to which payments may be made are determined by Forward Management. These payments are in addition to other payments such as sales charges, Rule 12b-1 fees or deferred sales charges, and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the Statement of Additional Information for more information.

Administrative Services Plan: The Funds have adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund (with the exception of the Alternative Funds). Pursuant to the Investor Class Shares Administrative Services Plan, the Trust will pay third party service organizations who provide administrative and support services. The amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is up to 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under the Funds’ Distribution and Service Plan. For the period ended June 30, 2009, the Board of Trustees temporarily eliminated the Administrative Services Fees of the Investor Class Shares of the Money Fund.

Shareholder Services Plans: The Alternative Funds have adopted a Shareholder Services Plan with respect to Investor Class Shares of each Alternative Fund. Effective December 31, 2008, up to 0.15% of each Fund’s average daily net assets attributable to Investor Class Shares may be used to pay shareholder servicing fees. On May 1, 2009, each of the Funds (except the Accessor U.S. Government Money Fund and the Allocation Funds) has adopted a Shareholder Services Plan pursuant to which up to 0.10% of each Fund’s average daily net assets attributable to Institutional Class Shares may be used to pay shareholder servicing fees.

Money Fund Administrative Plan: The Money Fund has adopted an Administrative Plan with respect to Institutional Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund. Pursuant to the Administrative Plan, the Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The amount payable to Forward Management is up to 0.25% of the average daily net assets of the Institutional Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund, respectively; provided, however, that the Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares, A Class Shares or C Class Shares that will be allocated under the Funds’ Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Funds’ Administrative Services Plan.

Transfer Agent: Prior to May 1, 2009, Forward Management served as the Accessor Funds’ transfer agent pursuant to a Transfer Agency and Services Agreement between the Trust and

June 30, 2009	198

Notes to Financial Statements (Unaudited)

Forward Management. Pursuant to this agreement, Forward Management acted as transfer agent, performing transfer agency and certain compliance services. Effective May 1, 2009, the Trust, on behalf of the Accessor Funds, entered into a Transfer Agency Agreement with ALPS Fund Services, Inc. (“ALPS”) pursuant to which ALPS provides transfer agency, registrar, dividend disbursing and certain other services to the Accessor Funds.

Forward Management has contractually agreed to reimburse the Allocation Funds’ transfer agency fees from May 1, 2009 through April 30, 2010.

Administration Agreement: Pursuant to an Administration Agreement, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Funds’ Administrator with regard to the Accessor Funds. Under the terms of the Administration Agreement dated December 31, 2006, as amended February 21, 2008, and which was assigned to Forward Funds effective September 1, 2008, the Administrator is entitled to receive an annual fee of 0.05% of the first $3 billion in aggregate net assets and 0.04% of aggregate net assets in excess of $3 billion of the Equity Funds, the Bond Funds, the Accessor Limited Duration U.S. Government Fund, Accessor Total Return Fund, the Alternative Funds and the Money Fund. The Administrator is entitled to receive an annual fee of 0.01% of average net assets of each of the Allocation Funds. The Funds are subject to a minimum annual fee of $960,000. The Administrator may be compensated for performing supplemental administrative services to the Accessor Funds, as requested, pursuant to a separate agreement.

Trustee and Officer Fees and Expenses: The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2009, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective September 1, 2008, the Trust, on behalf of the Funds, pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, reasonable expenses of the Board of Trustees are reimbursed by the Funds. The Trust receives no compensation from the Funds.

As mentioned above, each of the Accessor Funds (with the exception of the Accessor Frontier Markets Fund) are successors to previously operational funds which were series of Accessor Funds, Inc., a Maryland corporation, and were reorganized into the corresponding Accessor Fund effective September 1, 2008. Prior to September 1, 2008, each Director of the Board of Directors of Accessor Funds, Inc. received a fee of $5,000 for each meeting attended.

The Accessor Funds’ Chief Compliance Officer is employed by Forward Management. The Accessor Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

4. Derivative Instruments and Hedging Activities

The Funds have adopted the provisions of FASB SFAS No. 161 “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 has established improved financial

199	June 30, 2009

Notes to Financial Statements (Unaudited)

reporting about derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. The following discloses the amounts related to the Funds use of derivative instruments and hedging activities.

The following table summarizes the written options for the period ended June 30, 2009:

Accessor Investment Grade Fixed-income	NUMBER OF CONTRACTS	IDENTIFIED PROCEEDS
Options outstanding, December 31, 2008	—	$—
Options written	73	(26,703)
Options expired	(55)	19,234
Options exercised	(10)	5,654
Options closed	—	—

Options outstanding, June 30, 2009	8	$(1,815)

Fair Value of Derivative Instruments—The fair value of derivative Instruments as of June 30, 2009, was as follows:

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER STATEMENT 133:	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Investment Grade Fixed-Income Fund
Futures Contracts
Eurodollars	Net Assets — Net unrealized appreciation/(depreciation) on futures*	$573,951	Net Assets — Net unrealized appreciation/(depreciation) on futures*	$(7,216)
Treasuries	Net Assets — Net unrealized appreciation/(depreciation) on futures*	—	Net Assets — Net unrealized appreciation/(depreciation) on futures*	(60,718)

		573,951		(67,934)
Options on Euro Futures	Investments, at value	—	Written Options, at value	(350)

Total Derivatives not accounted for as hedging instruments under Statement 133		$573,951		$(68,284)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

There were no other Funds that held more than one type of Derivative Instrument as of June 30, 2009.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 was as follows:

	AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER STATEMENT 133	OPTIONS	FUTURES	TOTAL
Foreign Exchange	$7,920	$90,477	$98,397
Interest Rate	15,646	115,004	130,650

Total	$23,566	$205,481	$229,047

June 30, 2009	200

Notes to Financial Statements (Unaudited)

	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER STATEMENT 133	OPTIONS	FUTURES	TOTAL
Foreign Exchange	$1,465	$137,699	$139,164
Interest Rate	—	(206,127)	(206,127)

Total	$1,465	$(68,428)	$(66,963)

There were no other Funds that had more than one type of Derivative Instrument on the Statement of Operations for the six months ended June 30, 2009.

5. Securities Transactions

During the period ended June 30, 2009, purchases, sales and maturities of investments, other than short-term investments and U.S. government securities, were as follows:

	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Accessor Fund
Growth	$32,834,663	$40,124,991
Value	47,894,965	46,652,387
Small to Mid Cap	78,800,763	60,423,657
International Equity	41,175,819	53,574,544
Total Return	177,982,761	179,013,560
Strategic Alternatives	18,795,735	16,928,960
Frontier Markets	25,499,544	7,927,695
High Yield Bond	106,208,779	70,805,104
Investment Grade Fixed-Income	49,881,268	6,625,151
Mortgage Securities	—	3,454,082
Limited Duration U.S. Government	768,322	8,762

Accessor Allocation Fund
Income Allocation	3,475,000	1,175,000
Income & Growth Allocation	9,700,000	5,125,000
Balanced Allocation	22,650,027	13,050,000
Growth & Income Allocation	12,975,000	17,970,000
Growth Allocation	15,900,000	17,175,000
Aggressive Growth Allocation	10,350,000	8,100,034

During the period ended June 30, 2009, purchases and sales of long-term U.S. government securities were as follows:

	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Accessor Fund
Investment Grade Fixed-Income	$117,891,479	$121,946,384
Mortgage Securities	146,041,907	148,199,300
Limited Duration U.S. Government	11,137,858	19,281,534

201	June 30, 2009

Notes to Financial Statements (Unaudited)

6. Identified Cost

The identified cost for federal income tax purposes of investments (excludes unrealized on TBA commitments, foreign currency, swap and futures contracts) owned by each Fund, their respective gross unrealized appreciation/(depreciation), and resulting net unrealized appreciation/(depreciation) at June 30, 2009.

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Accessor Funds
Growth	$82,071,618	$6,289,973	$(12,802,048)	$(6,512,075)
Value	84,147,870	4,730,277	(17,592,965)	(12,862,688)
Small to Mid Cap	187,236,118	16,044,343	(36,540,246)	(20,495,903)
International Equity	86,487,786	13,526,964	(5,760,112)	7,766,852
Total Return	24,170,550	1,002,281	(2,212,988)	(1,210,707)
Strategic Alternatives	115,892,497	4,163,732	(24,353,569)	(20,189,837)
Frontier Markets	24,892,173	2,577,330	(190,789)	2,386,541
High Yield Bond	91,568,838	4,358,309	(2,063,411)	2,294,898
Investment Grade Fixed-Income	113,008,860	2,583,663	(24,560,518)	(21,976,855)
Mortgage Securities	53,301,293	1,449,600	(2,535,858)	(1,086,258)
Limited Duration U.S. Government	36,618,806	621,942	(181,456)	440,486

Accessor Allocation Funds
Income Allocation	20,955,756	169,466	(2,175,215)	(2,005,749)
Income & Growth Allocation	47,595,721	649,862	(6,635,897)	(5,986,035)
Balanced Allocation	127,562,420	2,384,383	(22,286,079)	(19,901,696)
Growth & Income Allocation	124,239,325	1,808,509	(25,156,650)	(23,348,141)
Growth Allocation	124,155,231	2,097,248	(27,683,092)	(25,585,844)
Aggressive Growth Allocation	64,286,699	1,103,653	(16,167,289)	(15,063,636)

7. Capital Loss Carryforwards

At December 31, 2008, for federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains for each succeeding year until the earlier of their utilization or expiration:

	EXPIRES IN 2009	EXPIRES IN 2010	EXPIRES IN 2011	EXPIRES IN 2012	EXPIRES IN 2013	EXPIRES IN 2014	EXPIRES IN 2015	EXPIRES IN 2016
Accessor Funds
Growth	$—	$4,327,104	$3,845,553	$—	$—	$—	$—	$14,879,476
Value	—	—	—	—	—	—	—	20,195,047
Small to Mid Cap	—	—	—	—	—	—	—	16,657,935
International Equity	—	—	—	—	—	—	—	23,256,838
Total Return	—	—	—	—	—	—	225,716	18,427,568
Strategic Alternatives	—	—	—	—	—	—	—	865,978
High Yield Bond	—	947,550	—	—	1,017,103	81,754	256,992	9,772,131
Mortgage Securities	—	—	—	—	—	4,648,320	—	732,857
Accessor Allocation Funds
Income Allocation	—	—	—	—	—	69,163	90,492	207,103

June 30, 2009	202

Notes to Financial Statements (Unaudited)

During the year ended December 31, 2008, Accessor Investment Grade Fixed-Income Fund utilized capital loss carryovers of $520,023, and Accessor Limited Duration U.S. Government Fund utilized capital loss carryovers of $263,598.

FIN 48: In July 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 has a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has completed evaluating the impact of the adoption of FIN 48; which result in having no effect on the Funds’ net assets, results of operations and financial statement disclosures. However, Management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds file income tax returns in the U.S. federal jurisdiction. No federal income tax returns are currently under examination. The statute of limitations on the Funds’ federal and state tax return filings remains open for the prior three fiscal years.

8. Tax Basis of Distributions to Shareholders

The amount and characteristics of tax-basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2009. The tax character of distributions declared during 2008 were as follows:

	GROWTH	VALUE	SMALL TO MID CAP
For the year ended December 31, 2008, distributions declared from:
Ordinary income	$310,496	$2,021,697	—
Long-term capital gains	—	—	$1,019,747
Distributions in excess	15,074	4,889	—

	325,570	2,026,586	1,019,747
Return of capital	—	—	—

	$325,570	$2,026,586	$1,019,747

As of December 31, 2008, the components of accumulated losses on a tax basis were as follows:
Undistributed ordinary income	—	—	$415,397
Accumulated capital gain (loss)	—	—	—
Unrealized appreciation (depreciation)	$(17,642,928)	$(22,149,564)	(50,161,471)
Capital loss carryforward	(23,052,133)	(20,195,047)	(16,657,935)
Post October losses	(8,725,252)	(6,865,929)	(13,566,193)
Other cumulative effect of timing differences	—	5,952	—

	$(49,420,313)	$(49,204,588)	$(79,970,202)

203	June 30, 2009

Notes to Financial Statements (Unaudited)

	INTERNATIONAL EQUITY	TOTAL RETURN	STRATEGIC ALTERNATIVES	FRONTIER MARKETS
For the year ended December 31, 2008, distributions declared from:
Ordinary income	$4,666,352	$811,639	$1,340,908	N/A
Long-term capital gains	3,715,510	—	—	N/A
Distributions in excess	—	26,236	50,944	N/A

	8,381,862	837,875	1,391,852	N/A
Return of capital	—	—	—	N/A

	$8,381,862	$837,875	$1,391,852	N/A
As of December 31, 2008, the components of accumulated losses on a tax basis were as follows:
Undistributed ordinary income	$4,451,466	—	—	N/A
Undistributed long-term capital gain	—	—	—	N/A
Accumulated capital gain (loss)	—	—	—	N/A
Unrealized appreciation (depreciation)	(2,283,045)	$(4,103,532)	$(18,114,761)	N/A
Capital loss carryforward	(23,256,838)	(18,653,284)	(865,978)	N/A
Post October losses	(74,374,885)	(4,850,905)	—	N/A
Other cumulative effect of timing differences	(2)	20,394	—	N/A

	$(95,463,304)	$(27,587,327)	$(18,980,739)	N/A

	HIGH YIELD BOND	INVESTMENT GRADE FIXED-INCOME	MORTGAGE SECURITIES	LIMITED DURATION U.S. GOVERNMENT
For the year ended December 31, 2008, distributions declared from:
Ordinary income	$5,429,122	$4,345,434	$3,153,473	$2,099,852
Long-term capital gains	—	—	—	209,020
Distributions in excess	17,161	—	26,224	—

	5,446,283	4,345,434	3,179,697	2,308,872
Return of capital	—	—	—	—

	$5,446,283	$4,345,434	$3,179,697	$2,308,872

As of December 31, 2008, the components of accumulated losses on a tax basis were as follows:
Undistributed ordinary income	—	$95,641	—	—
Undistributed long-term capital gain	—	107,060	—	$26,340
Accumulated capital gain (loss)	—	—	—	—
Unrealized appreciation (depreciation)	$(9,478,222)	(11,880,032)	$(1,479,150)	629,971
Capital loss carryforward	(12,075,530)	—	(5,381,177)	—
Post October losses	(4,313,318)	(49,507)	—	—
Other cumulative effect of timing differences	—	(39,000)	—	—

	$(25,867,070)	$(11,765,838)	$(6,860,327)	$656,311

The Accessor Growth Fund, Accessor Value Fund, Accessor Small to Mid Cap Fund, Accessor International Equity Fund, Accessor Total Return Fund, Accessor High Yield Bond Fund, Accessor Investment Grade Fixed-Income Fund, Accessor Income Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund and Accessor Aggressive Growth Allocation Fund elected to defer to the year ended December 31, 2008, approximately $8,725,253, $6,865,929, $13,566,193, $74,374,885, $4,850,905, $4,313,318, $49,507, $65,266, $444,271,

June 30, 2009	204

Notes to Financial Statements (Unaudited)

$1,149,805, $517,625 and $103,566, respectively, of capital losses incurred during the period November 1, 2008 to December 31, 2008.

	U.S. GOVERNMENT MONEY	INCOME ALLOCATION	INCOME & GROWTH ALLOCATION
For the year ended December 31, 2008, distributions declared from:
Ordinary income	$28,821,359	$907,170	$1,485,098
Long-term capital gains	—	—	257,884

	28,821,359	907,170	1,742,982
Return of capital	—	—	—

	$28,821,359	$907,170	$1,742,982

As of December 31, 2008, the components of accumulated losses on a tax basis were as follows:
Undistributed ordinary income	$1,653,786	$648	$5,811
Accumulated capital gain (loss)	—	—	—
Unrealized appreciation (depreciation)	—	(2,731,455)	(7,559,878)
Capital loss carryforward	—	(366,758)	—
Post October losses	—	(65,268)	—
Other cumulative effect of timing differences	(1,535,609)	—	—

	$118,177	$(3,162,833)	$(7,554,067)

	BALANCED ALLOCATION	GROWTH & INCOME ALLOCATION	GROWTH ALLOCATION	AGGRESSIVE GROWTH ALLOCATION
For the year ended December 31, 2008, distributions declared from:
Ordinary income	$3,346,545	$3,271,412	$2,049,788	$561,465
Long-term capital gains	1,084,467	2,272,470	2,896,275	1,535,632
Distributions in Excess	2,614	592	1,372	—

	4,433,626	5,544,474	4,947,435	2,097,097
Return of capital	—	—	—	—

	$4,433,626	$5,544,474	$4,947,435	$2,097,097

As of December 31, 2008, the components of accumulated losses on a tax basis were as follows:
Undistributed ordinary income	—	—	—	$2,444
Accumulated capital gain (loss)	—	—	—	—
Unrealized appreciation (depreciation)	$(23,993,936)	$(28,097,138)	$(29,611,561)	(16,926,133)
Post October losses	(444,270)	(1,149,803)	(517,622)	(103,566)
Other cumulative effect of timing differences	—	—	—	—

	$(24,438,206)	$(29,246,941)	$(30,129,183)	$(17,027,255)

In accordance with accounting pronouncements, the Funds have recorded several reclassifications in the capital accounts. These classifications have no impact on the net asset value of the Funds. These differences, which may result in distribution reclassifications, are primarily due to distributions in excess of tax earnings and profits and operating loss.

205	June 30, 2009

Notes to Financial Statements (Unaudited)

9. Affiliated Companies

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control:

Accessor Income Allocation Fund

INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 6/30/2009	VALUE 12/31/2008
Accessors Funds — Z Class Shares
High Yield Bond	$250,000	$200,000	$158,461	$3,600,780	$3,095,113
Investment Grade Fixed-Income	2,150,000	450,000	270,608	9,669,795	7,838,602	(a)
Mortgage Securities	775,000	525,000	86,042	4,713,813	4,307,889
U.S. Government Money	300,000	—	1,723	965,619	665,619

Total	$3,475,000	$1,175,000	$516,834	$18,950,007	$15,907,223

Accessor Income & Growth Allocation Fund

INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 6/30/2009	VALUE 12/31/2008
Accessors Funds — Z Class Shares
Frontier Markets	$1,150,000	—	—	$1,351,108	—
Growth	550,000	$700,000	$9,683	2,547,648	$2,568,739
High Yield Bond	500,000	375,000	206,782	4,840,955	4,166,421
Investment Grade Fixed-Income	1,100,000	850,000	363,838	11,824,372	11,457,356	(a)
International Equity	100,000	—	—	2,833,636	2,496,334
Mortgage Securities	1,325,000	1,475,000	115,673	6,381,289	6,331,124
Small to Mid Cap	1,500,000	—	10,009	3,121,733	1,546,571
Strategic Alternatives	2,525,000	—	27,968	6,246,705	3,806,784
U.S. Government Money	—	825,000	1,261	265	825,265
Value	950,000	900,000	25,137	2,461,975	2,509,339

Total	$9,700,000	$5,125,000	$760,351	$41,609,686	$35,707,933

Accessor Balanced Allocation Fund

INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 6/30/2009	VALUE 12/31/2008
Accessors Funds — Z Class Shares
Frontier Markets	$3,925,000	$350,000	—	$4,292,523	—
Growth	1,900,000	2,800,000	$41,689	10,507,022	$10,856,242
High Yield Bond	400,000	925,000	376,822	8,311,763	7,833,468
Investment Grade Fixed-Income	900,000	1,950,000	706,001	21,329,474	22,148,590	(a)
International Equity	—	1,000,000	—	12,080,471	12,023,153
Mortgage Securities	2,000,000	2,525,000	207,475	11,612,060	11,786,567
Small to Mid Cap	6,250,000	250,000	41,510	13,717,884	7,404,152
Strategic Alternatives	4,225,000	—	66,768	13,552,649	9,383,156
U.S. Government Money	27	—	4,539	1,855,937	1,855,910
Value	3,050,000	3,250,000	116,509	10,400,941	11,141,474

Total	$22,650,027	$13,050,000	$1,561,313	$107,660,724	$94,432,712

(a) Includes the market value of both the Intermediate Fixed-Income and Short Intermediate Fixed-Income Funds (see Note 11).

June 30, 2009	206

Notes to Financial Statements (Unaudited)

Accessor Growth & Income Allocation Fund
INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 6/30/2009	VALUE 12/31/2008
Accessors Funds — Z Class Shares
Frontier Markets	$4,875,000	$400,000	—	$5,365,244	—
Growth	350,000	2,050,000	$53,996	13,588,427	$14,751,764
High Yield Bond	—	1,400,000	299,378	6,160,518	6,783,766
Investment Grade Fixed-Income	250,000	3,750,000	576,990	16,334,509	19,697,011	(a)
International Equity	—	2,150,000	—	14,618,204	15,618,177
Mortgage Securities	1,050,000	2,995,000	164,063	8,710,325	10,379,842
Small to Mid Cap	4,750,000	875,000	48,337	14,415,816	10,157,787
Strategic Alternatives	900,000	2,550,000	49,927	8,288,835	10,139,870
Value	800,000	1,800,000	162,687	13,409,306	15,194,593

Total	$12,975,000	$17,970,000	$1,355,378	$100,891,184	$102,722,810

Accessor Growth Allocation Fund
INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 6/30/2009	VALUE 12/31/2008
Accessors Funds — Z Class Shares
Frontier Markets	$5,650,000	$900,000	—	$5,895,487	—
Growth	950,000	3,750,000	$67,272	16,622,828	$18,667,115
High Yield Bond	—	650,000	135,040	2,808,786	3,099,014
Investment Grade Fixed-Income	—	2,450,000	304,029	7,954,927	10,339,491	(a)
International Equity	—	2,800,000	—	18,234,221	19,532,772
Mortgage Securities	700,000	1,350,000	78,018	4,394,168	4,908,154
Small to Mid Cap	6,700,000	375,000	62,698	18,814,830	12,139,229
Strategic Alternatives	400,000	2,650,000	44,756	7,116,673	9,486,700
Value	1,500,000	2,250,000	206,225	16,727,467	18,441,540

Total	$15,900,000	$17,175,000	$898,038	$98,569,387	$96,614,015

Accessor Aggressive Growth Allocation Fund
INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 6/30/2009	VALUE 12/31/2008
Accessors Funds — Z Class Shares
Frontier Markets	$3,200,000	—	—	$3,649,394	—
Growth	825,000	$2,050,000	$39,820	9,953,055	$10,724,244
International Equity	—	1,800,000	—	10,592,214	11,521,372
Small to Mid Cap	4,650,000	500,000	38,400	11,987,017	7,622,267
Strategic Alternatives	300,000	1,950,000	19,506	3,029,617	4,730,433
U.S. Government Money	—	34	—	—	34
Value	1,375,000	1,800,000	121,434	10,011,766	10,987,047

Total	$10,350,000	$8,100,034	$219,160	$49,223,063	$45,585,397

* Effective May 1, 2009: (i) Advisor Class Shares of the Accessor Funds were redesignated as Institutional Class Shares; and (ii) all holdings of the Allocation Funds in the Underlying Funds were transferred from Institutional Class Shares (formerly Advisor Class Shares) to Z Class Shares.

(a) Includes the market value of both the Intermediate Fixed-Income and Short Intermediate Fixed-Income Funds (See Note 11).

207	June 30, 2009

Notes to Financial Statements (Unaudited)

10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

11. Reorganization of Accessor Short-Intermediate Fixed-Income Fund into Accessor Intermediate Fixed-Income Fund (Renamed the “Accessor Investment Grade Fixed-Income Fund”)

On March 5, 2009, the Board of Trustees, including all of the Independent Trustees, approved a reorganization of the Accessor Short-Intermediate Fixed-Income Fund (the “Acquired Fund”) into the Accessor Intermediate Fixed-Income Fund (the “Acquiring Fund”). The reorganization did not require approval by the shareholders of the Acquired Fund.

As of the close of business on April 30, 2009, the assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Upon the closing of the reorganization, the Acquiring Fund issued 3,790,485, 15,309 and 46,984 shares of Institutional Class (formerly Advisor Class), Investor Class and C Class, respectively, in exchange for net assets of the Acquired Fund valued at $36,540,066, $147,495 and $452,976, respectively. On May 1, 2009, the combined value of the Acquired Fund (which included accumulated realized losses of $5,514,293 and unrealized depreciation of

$11,798,271) and the Acquiring Fund was $87,430,597. The exchange of shares qualified as a tax-free reorganization for federal income tax purposes.

12. Change of Independent Registered Public Accounting Firm

The Accessor Funds have selected PricewaterhouseCoopers, LLP (“PwC”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended December 31, 2009. The decision to select PwC was recommended by the Funds’ Audit Committee and was approved by the Funds’ Board of Trustees on March 4, 2009. During the Accessor Funds’ fiscal years ended December 31, 2007 and December 31, 2008, neither the Funds, their portfolios, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Accessor Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of PwC does not reflect any disagreements with or dissatisfaction by the Accessor Funds or the Funds’ Board of Trustees with the performance of the Accessor Funds’ prior independent registered public accounting firm, Deloitte & Touche LLP (“Deloitte”). The decision not to renew the engagement of Deloitte, effective upon its completion of its audit for the fiscal year ended December 31, 2008, and to select PwC was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. Deloitte’s report on the Accessor Funds’ financial statements for the fiscal years ended December 31, 2007 and December 31, 2008 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or

June 30, 2009	208

Notes to Financial Statements (Unaudited)

accounting principles. During the Accessor Funds’ fiscal years ended December 31, 2007 and December 31, 2008: (i) there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Accessor Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

13. Unanimous Shareholder Consent to Change the Fundamental Investment Restriction of the Accessor Frontier Markets Fund Regarding Concentration

On or about March 27, 2009, the Trust mailed an Information Statement to shareholders of the Accessor Frontier Markets Fund (the “Fund”), a series of the Trust, in connection with the solicitation of an action to be taken by written consent of shareholders in lieu of a meeting of shareholders. The Information Statement requested shareholders of the Fund to consent to a proposed modification of a fundamental investment restriction of the Fund, specifically, to remove the Fund’s restriction with respect to concentration of investments in the bank industry. On or about April 2, 2009, the Trust received unanimous written consent of the holders of shares of the Fund (992,927.9 total outstanding Fund shares) as of March 10, 2009 (the record date set by the Board of Trustees for determining shareholders entitled to execute the consent) to change the Fund’s fundamental investment restriction with respect to concentration of investments to read as follows:

Unless otherwise indicated the Fund may not:

1. Invest more than 25% of the value of its total assets in securities in any single industry, provided that there is no limitation on the purchase of securities issued, guaranteed or sponsored by the U.S. Government, its agencies or instrumentalities.

14. Subsequent Event Evaluation

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 25, 2009 (i.e., the date the financial statements were available to be issued). Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2009. However, the following are details relating to subsequent events that have occurred since June 30, 2009 through August 25, 2009.

Effective September 14, 2009, the principal investment strategies of the U.S. Government Money Fund are revised as follows:

The U.S. Government Money Fund seeks to achieve its objective by investing at least 80% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”), or in repurchase agreements secured by such instruments. This investment policy and the name of the Fund may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund may also invest up to 20% of it assets in domestic U.S. dollar denominated commercial paper that is rated in the highest short-term rating category (i.e., rated A1 by S&P or P1 by Moody’s, or, if unrated, determined by Forward Management to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments.

The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversifications of its investments. The Fund seeks to maintain an average dollar weighted

209	June 30, 2009

Notes to Financial Statements (Unaudited)

portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the U.S. Government Money Fund will have a considerable portion of its assets invested in U.S. Government securities, its return may be less than a fund which can invest without limitation in all types of securities.

Forward Management directly invests the assets of the Fund. Forward Management uses quantitative analysis to attempt to maximize the Fund’s yield. The U.S. Government Money Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

Effective July 23, 2009, Z Class shares of each of the Underlying Funds (except for the U.S. Government Money Fund) are currently available for investment by the Allocation Funds only, and are not currently available to any other investors.

Z Class shares of the U.S. Government Money Fund are currently available to investors other than the Allocation Funds, subject to applicable minimum investment restrictions.

Effective July 16, 2009, the exchange privilege with respect to A Class and C Class shares within the same Accessor Fund has been revised to permit exchanges of A Class or C Class shares for Investor Class or Institutional Class shares within the same Accessor Fund. A Class and C Class shares subject to a CDSC will be charged the applicable CDSC upon exchange for Institutional Class or Investor Class shares.

A Class and C Class shares of the U.S. Government Money Fund may be exchanged for Z Class shares of U.S. Government Money Fund. A Class and C Class shares subject to a CDSC will be charged the applicable CDSC upon exchange for Z Class shares of the U.S. Government Money Fund.

Sales charges paid upon the original purchase of A Class shares will not be reimbursed upon exchange of the shares to another Class in the same Fund.

Effective July 23, 2009, the exchange privilege within the same Accessor Fund has been revised to permit exchanges between Institutional and Investor Class shares and to permit exchanges of Z Class shares only for Institutional or Investor Class shares of the same Accessor Fund. However, Institutional or Investor Class shares of the U.S. Government Money Fund may be exchanged for Z Class shares of that Fund.

June 30, 2009	210

Approval of the Investment Sub-Advisory Agreements (Unaudited)

At an in-person meeting of the Board of Trustees of the Accessor Funds held on March 5, 2009, the Board of Trustees, including the Independent Trustees, considered the pending change in control of Pennant Management, Inc. (“Pennant”), the sub-adviser to the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund, and approved new sub-advisory agreements among Forward Management, Pennant and the Trust, on behalf of the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund, upon completion of the change of control transaction.

In connection with the meeting, the Board of Trustees, through counsel to the Trust and the Independent Trustees, requested information from Pennant and Forward Management regarding the proposed change in control of Pennant’s parent corporation which would: (i) result in the automatic termination of the current sub-advisory agreements among Forward Management, Pennant and the Trust, on behalf of the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund; and (ii) require the approval of new sub-advisory agreements to enable Pennant to continue to serve as sub-advisor to the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund.

In response, Forward Management and Pennant provided materials to the Board of Trustees for its evaluation. Counsel and Forward Management explained that the pending change in control of Pennant would be precipitated by the change in ownership of Pennant’s parent corporation through the acquisition of the parent corporation by Pennant’s Employee Stock Ownership Plan (“ESOP”), and that Pennant represented that the ownership change would not result in a change of management, personnel or governance of either Pennant or its parent corporation. In addition, the Board of Trustees was informed that the terms of the new sub-advisory agreements among Forward Management, Pennant and the Trust, on behalf of the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund, would be identical to the current sub-advisory agreements, except for the date of the agreements.

In considering whether to approve the new sub-advisory agreements, the Board of Trustees reviewed the materials provided by Pennant and the factors it had considered in approving the continuation of the current sub-advisory agreements at a meeting held on March 6, 2008, including financial and profitability information, information about the personnel providing investment management services to the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund, comparative industry data with regard to investment performance, sub-advisory fees and expenses of the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund, and the services provided by Pennant on behalf of the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund (the “15(c) materials”). In addition, the Board of Trustees considered the investment performance of the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund and other information relating to the nature, extent and quality of services provided by Pennant on an on-going basis at each of the Board of Trustees and committee quarterly meetings.

In evaluating the new sub-advisory agreements, the Board of Trustees, including a majority of the Independent Trustees, principally considered, among other factors, (i) the nature, extent and quality of the services provided by Pennant; (ii) the investment performance of the Accessor Limited Duration U.S. Government Fund, Accessor Total Return Fund and Pennant; (iii) the reasonableness of investment advisory

211	June 30, 2009

Approval of the Investment Sub-Advisory Agreements (Unaudited)

compensation to be paid and a comparative analysis of expense ratios of, and advisory fees paid by, funds with similar investment objectives and strategies; (iv) the profits to be realized by Pennant form its relationship with the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund; (v) the extent to which the fees to be paid by Forward Management to Pennant reflect economies of scale; and (vi) any benefits derived or to be derived by Pennant from its relationship to the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund, such as soft dollar arrangements. The Board of Trustees placed particular emphasis on the revised ownership structure of Pennant, the representations received regarding the lack of any actual change in the management and personnel and governance of Pennant. The Board of Trustees also considered the ability of Pennant to continue to provide an appropriate level of support and resources to the Funds, whether Pennant had sufficiently qualified personnel and the overall financial soundness of Pennant as it relates to its ability to provide services to the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund.

Based on the Trustees’ deliberations and their evaluation of the information provided to them at the meeting on March 5, 2009 and previously at the March 6, 2008 meeting, the Board of Trustees, including all of the Independent Trustees, found that: (i) the compensation payable under the new sub-advisory agreements is fair and bears a reasonable relationship to the services to be rendered; and (ii) the approval of the new sub-advisory agreements is in the best interests of the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund and their respective shareholders. Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, approved the new sub-advisory agreements with Pennant on behalf of the Accessor Limited Duration U.S. Government Fund and Accessor Total Return Fund on the same terms and conditions as the current sub-advisory agreements.

At its meeting held on June 4, 2009, the Board of Trustees reviewed supplementary 15(c) materials provided by Pennant and Pennant’s confirmation, following the closing of the transaction which resulted in its parent corporation’s ESOP plan becoming the sole shareholder of the parent corporation, that the transaction did not result in a change in the management or governance of Pennant or any significant change to Pennant’s 15(c) materials that the Trustees had previously reviewed in connection with the 15(c) contract renewal process.

June 30, 2009	212

Additional Fund Information (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Accessor Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 759-3504 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of Proxy Voting Records for the 12-Month Period Ended June 30, 2009

Information regarding how the Accessor Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available without charge, upon request, by calling (800) 759-3504. You can obtain the Accessor Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Accessor Funds files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Accessor Funds’ Forms N-Q is also available by calling (800) 759-3504.

213	June 30, 2009

Investment Advisor

Forward Management, LLC

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Accessor Funds

P.O. Box 1345

Denver, CO 80201

(800) 882-9612

www.accessor.com

Equity Funds

Accessor Growth

Accessor Value

Accessor Small to Mid Cap

Accessor International Equity

Accessor Total Return

Accessor Strategic Alternatives

Accessor Frontier Markets

Fixed Income Funds

Accessor High Yield Bond

Accessor Investment Grade Fixed-Income

Accessor Mortgage Securities

Accessor Limited Duration U.S. Government

Accessor U.S. Government Money

Asset Allocation Funds

Accessor Income Allocation

Accessor Income & Growth Allocation

Accessor Balanced Allocation

Accessor Growth & Income Allocation

Accessor Growth Allocation

Accessor Aggressive Growth Allocation

Printed on recycled paper using soy-based inks.

AFSAR063009

Item 2.     Code of Ethics.

Not applicable to semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

                Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Companies and

                Affiliated Purchases.

Not applicable.

Item 10.     Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.     Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 1, 2009

By:	/s/ Eric Kleinschmidt
Eric Kleinschmidt
Treasurer

Date:	September 1, 2009